UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05543

Enterprise Accumulation Trust

3343 Peachtree Road

Atlanta, GA 30326

(Address of Principal Executive Offices)

Enterprise Capital Management, Inc.

3343 Peachtree Road

Atlanta, GA 30326

(Name and Address of Agent for Service)

Registrant’s telephone number including area code: (800) 432-4320

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

Item 1.    Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Enterprise Multi-Cap Growth Portfolio

SUBADVISER’S COMMENTS

Fred Alger Management, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Fred Alger Management, Inc. (“Alger”) is subadviser to the Enterprise Multi-Cap Growth Portfolio. Alger has approximately $9.8 billion in assets under management and its normal investment minimum is $10 million.

Investment Objective

The objective of the Enterprise Multi-Cap Growth Portfolio is to seek long-term capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 20.51%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 11.77%. The Portfolio outperformed its peer group, the Lipper Multi-Cap Growth Funds Index, which returned 15.63%.

How would you describe the investment environment during the period?

The 2003 New Year brought with it an end to the positive momentum experienced throughout the fourth quarter of 2002. With the U.S. trade deficit reaching record highs, industrial production on the decline and waning consumer sentiment, equity markets trended downward during the first month of the year. The negative momentum continued into February. Despite solid growth in the manufacturing sector and a substantial drop in unemployment, investors continued to sell, as fear about a potential war with Iraq began to trump economic fundamentals. Fortunately, with the outbreak of war in March, markets reversed course and recouped some of the losses experienced in January and February. Preferring war to the pre-combat uncertainty, investors pushed most indices higher during the final month of the quarter. Mid-and large-cap growth stocks led the upturn. Despite substantial market volatility throughout the period, the Fed decided against any further rate cuts during the first quarter of 2003.

The second quarter of 2003 sustained the positive momentum experienced at the end of the first quarter, with most equity indices moving substantially higher during the three-month period. Reassured by the swift and decisive allied victory in Iraq and better-than expected first quarter profits, investors found good reason to get back into the market in April. Stocks of all market capitalizations and styles surged higher during the first month of the quarter. The positive trend continued into May. Despite terrorist attacks in Saudi Arabia and Morocco, as well as large trade deficits, investors chose to focus on rising consumer confidence and upbeat earnings outlooks from tech giants like Computer Associates, IBM and Intuit, Inc. Most equity indices moved higher in May, with small-cap growth stocks leading the way. Markets continued to stay out of the red in June. With a larger-than-expected jump in the index of leading economic indicators as well as a 0.25% rate cut on June 25, investors pushed stocks slightly higher during the final month of the quarter.

What strategies affected Portfolio performance during the period?

During the first six months of the year, the Portfolio benefited from security selection in the consumer discretionary and healthcare sectors along with an over-weighting in the strong information technology sector. At the stock level, performance benefited from positions in eBay, Inc., Amgen Inc., Intersil Corp., Yahoo! Inc. and Best Buy Company Inc. Conversely, the Portfolio was negatively impacted by positions in Biogen, Inc., Alliant Techsystems, Inc., Affiliated Computer Services Inc., Anthem Inc. and Hotels.com.

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Enterprise Multi-Cap Growth Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

Throughout the first half of the year, the number of Portfolio holdings remained steady, while the cash position increased to approximately 5% of net assets. Significant additions included AOL Time Warner Inc., Dell Computer Corp., General Electric Co., Nike Inc. and Yahoo! Inc. Significant eliminations included Anthem Inc., Bed Bath & Beyond Inc. and Dollar Tree Stores Inc.

Investments in small-capitalization and mid-capitalization stocks are generally riskier than large-capitalization stocks due to greater earnings and price fluctuations.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 92.77%

Banking — 3.47%

Bank of New York Company Inc.	31,600	$908,500
Mellon Financial Corporation	43,900	1,218,225

		2,126,725

Biotechnology — 7.52%

Amgen Inc. (a)	23,900	1,587,916
Genentech Inc. (a)	16,600	1,197,192
Genzyme Corporation (a)	23,500	982,300
Gilead Sciences Inc. (a)	15,150	842,037

		4,609,445

Broadcasting — 2.27%

Liberty Media Corporation (Class A) (a)	70,000	809,200
Viacom Inc. (Class B) (a)	13,300	580,678

		1,389,878

Cable — 1.85%

Comcast Corporation (Class A) (a)	37,500	1,131,750

Computer Hardware — 5.97%

Cisco Systems Inc. (a)	93,000	1,552,170
Dell Computer Corporation (a)	26,000	830,960
EMC Corporation (a)	121,600	1,273,152

		3,656,282

Computer Services — 3.63%

Juniper Networks Inc. (a) (o)	60,800	752,096
Network Appliance Inc. (a)	35,200	570,592
Yahoo! Inc. (a)	27,500	900,900

		2,223,588

Computer Software — 10.16%

Microsoft Corporation	111,600	2,858,076
Oracle Corporation (a)	173,100	2,080,662
PeopleSoft Inc. (a)	37,600	661,384
Veritas Software Corporation (a)	21,700	622,139

		6,222,261

Consumer Products — 1.57%

Nike, Inc. (Class B)	18,000	962,820

Consumer Services — 1.08%

Apollo Group Inc. (Class A) (a)	10,750	663,920

Electrical Equipment — 4.29%

General Electric Company	60,300	1,729,404
Intersil Corporation (Class A) (a)	33,800	899,418

		2,628,822

Electronics — 0.49%

KLA-Tencor Corporation (a)	6,500	302,185

	Number of Shares	Value

Media — 2.16%

AOL Time Warner Inc. (a)	82,200	$1,322,598

Medical Instruments — 3.39%

Boston Scientific Corporation (a)	20,500	1,252,550
Guidant Corporation	18,600	825,654

		2,078,204

Misc. Financial Services — 5.48%

Citigroup Inc.	44,500	1,904,600
Countrywide Credit Industries Inc.	7,900	549,603
Merrill Lynch & Company Inc.	19,400	905,592

		3,359,795

Multi-Line Insurance — 1.54%

American International Group Inc.	17,100	943,578

Oil Services — 3.44%

Halliburton Company	42,700	982,100
Smith International Inc. (a)	18,800	690,712
Transocean Sedco Forex Inc.	19,800	435,006

		2,107,818

Pharmaceuticals — 16.38%

Abbott Laboratories	27,300	1,194,648
Allergan Inc.	16,900	1,302,990
Barr Laboratories Inc. (a)	24,175	1,583,462
ImClone Systems Inc. (a) (o)	8,600	271,932
Merck & Company Inc.	28,600	1,731,730
Mylan Laboratories Inc.	22,300	775,371
Pfizer Inc.	66,280	2,263,462
Wyeth	20,050	913,278

		10,036,873

Retail — 12.96%

Abercrombie and Fitch Company (Class A) (a)	36,700	1,042,647
Best Buy Company Inc. (a)	28,600	1,256,112
eBay Inc. (a)	14,150	1,474,147
Gap Inc.	108,600	2,037,336
Home Depot Inc.	22,600	748,512
Wal-Mart Stores Inc.	25,750	1,382,002

		7,940,756

Semiconductors — 3.13%

Broadcom Corporation (Class A) (a)	38,100	949,071
Micron Technology Inc. (a)	59,700	694,311
National Semiconductor Corporation (a)	13,900	274,108

		1,917,490

Telecommunications — 0.98%

Comverse Technology Inc. (a)	19,600	294,588
General Motors Corporation (Class H) (a)	23,900	306,159

		600,747

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Enterprise Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares or Principal Amount	Value

Wireless Communications — 1.01%

Nextel Communications Inc. (Class A) (a)	34,200	$618,336

Total Domestic Common Stocks
(Identified cost $49,058,766)		56,843,871

Foreign Stocks — 2.39%

Medical Services — 0.74%

Alcon Inc. (o)	9,900	452,430

Pharmaceuticals — 1.65%

Teva Pharmaceutical Industries Ltd. (ADR) (o)	17,800	1,013,354

Total Foreign Stocks
(Identified cost $983,830)		1,465,784

Short-Term Agency Obligations — 2.45%

Freddie Mac Discount Note, 1.15% due 07/28/03 (e)	$1,000,000	999,280
Fannie Mae Discount Note 1.18% due 07/09/03 (e)	500,000	499,869

Total Short-Term Agency Obligations
(Identified cost $1,499,149)		1,499,149

	Principal Amount	Value

Repurchase Agreement — 3.69%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $2,261,044 Collateral: U.S. Treasury Note $2,290,000, 1.75% due 12/31/04, Value $2,308,356	$2,261,000	$2,261,000

Total Repurchase Agreement
(Identified cost $2,261,000)		2,261,000

Total Investments
(Identified cost $53,802,745)		$62,069,804

Other Assets Less Liabilities — (1.30)%		(798,996)

Net Assets — 100%		$61,270,808

(a)	Non-income producing security.
(e)	The rate shown is the effective yield.
(o)	Security, or portion thereof, out on loan at June 30, 2003.
(ADR)	American Depository Receipt.

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$62,069,804
Investment purchased in connection with securities lending, at value (Note 5)	1,914,732
Investment income receivable	33,122
Receivable for fund shares sold	27,351
Receivable for investments sold	143,929
Cash	890
Other assets	1,266

Total assets	64,191,094

Liabilities:

Payable for fund shares redeemed	153,902
Payable for investments purchased	818,354
Payable due upon sale of investments in connection with securities lending (Note 5)	1,914,732
Shareholder serving fees payable	15,161
Accrued expenses and other liabilities	18,137

Total liabilities	2,920,286

Net Assets	$61,270,808

Analysis of Net Assets:

Paid-in capital	$153,426,745
Undistributed (accumulated) net investment income (loss)	(150,882)
Undistributed (accumulated) net realized gain (loss)	(100,272,114)
Unrealized appreciation (depreciation)	8,267,059

Net Assets	$61,270,808

Shares outstanding	9,226,846

Net asset value per share	$6.64

Investments at cost	$53,802,745

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$160,283 (1)
Interest	15,225
Securities lending income	1,353

Total investment income	176,861

Expenses:

Investment advisory fees	272,962
Custodian and fund accounting fees	13,985
Trustees’ fees	1,124
Audit and legal fees	8,385
Shareholder servicing fees	29,808
Other expenses	1,565

Total expenses	327,829

Expenses reduced by expense offset arrangements	(86)

Total expenses, net of expense offset arrangements	327,743

Net investment income (loss)	(150,882)

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(12,465)
Net change in unrealized gain (loss) on investments	10,500,921

Net realized and unrealized gain (loss)	10,488,456

Net increase (decrease) in net assets resulting from operations	$10,337,574

(1)	Net of foreign taxes withheld of $1,718.

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$(150,882)	$(512,199)
Net realized gain (loss)	(12,465)	(25,682,390)
Net change in unrealized gain (loss)	10,500,921	(6,602,211)

Increase (decrease) in net assets resulting from operations	10,337,574	(32,796,800)

Distributions to shareholders from:

Net investment income	—	—
Net realized gains	—	—

Total distributions to shareholders	—	—

From capital share transactions:

Shares sold	3,499,273	6,856,018
Reinvestment of distributions	—	—
Shares redeemed	(5,152,280)	(21,429,908)

Total increase (decrease) in net assets resulting from capital share transactions	(1,653,007)	(14,573,890)

Total increase (decrease) in net assets	8,684,567	(47,370,690)

Net assets:

Beginning of period	52,586,241	99,956,931

End of period	$61,270,808	$52,586,241

Capital share activity:

Shares issued	569,636	938,879
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(889,249)	(3,245,394)

Net increase (decrease)	(319,613)	(2,306,515)

Undistributed (accumulated) net investment income (loss)	$(150,882)	$—

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,			For the Period 7/15/99 through 12/31/1999
			2002	2001	2000

Net asset value, beginning of period	$5.51		$8.43	$10.15	$14.63	$5.00

Income from investment operations:
Net investment income (loss)C	(0.02)		(0.05)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.15		(2.87)	(1.70)	(4.45)	9.64

Total from investment operations	1.13		(2.92)	(1.72)	(4.47)	9.63

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—
Distributions from capital gains	—		—	—	(0.01)	—

Total distributions	—		—	—	(0.01)	—

Net asset value, end of period	$6.64		$5.51	$8.43	$10.15	$14.63

Total return	20.51	%B	(34.64)%	(16.95)%	(30.59)%	192.60	%B
Net assets end of period (in thousands)	$61,271		$52,586	$99,957	$128,714	$47,960
Ratio of expenses to average net assets	1.20	%A	1.13%	1.10%	1.10%	1.40	%A
Ratio of expenses to average net assets (excluding reimbursement)	1.20	%A	1.13%	1.10%	1.10%	1.52	%A
Ratio of net investment income (loss) to average net assets	(0.55	)%A	(0.68)%	(0.23)%	(0.13)%	(0.21	)A
Portfolio turnover	71%		192%	107%	128%	21%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Multi-Cap Growth Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 1.00%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $29,818 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.40%.

For the six months ended June 30, 2003, the Portfolio paid brokerage commissions of $73,748 to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$36,984,002	$39,778,219

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$1,851,550	1,941,732	$1,941,732

6. Directed Brokerage

The Portfolio may direct certain security trades to brokers who pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. Under these arrangements, the Portfolio had expenses reduced by $86 during the six months ended June 30, 2003.

7. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$53,802,745	$8,580,500	$(313,441)	$8,267,059

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TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

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13

Enterprise Accumulation Trust

MULTI-CAP GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

14

Enterprise Small Company Growth Portfolio

SUBADVISER’S COMMENTS

William D. Witter, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

William D. Witter, Inc. (“Witter”), which has approximately $1.6 billion in assets under management, is subadviser to the Enterprise Small Company Growth Portfolio. Witter’s normal investment minimum is $1 million.

Investment Objective

The objective of the Enterprise Small Company Growth Portfolio is to seek capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 7.19%. The Portfolio underperformed its benchmark, the Russell 2000 Index, which returned 17.88%. The Portfolio underperformed its peer group, the Lipper Small-Cap Growth Funds Index, which returned 18.75%.

How would you describe the investment environment during the period?

During the first two months of the period, the investment environment was cautious. The prospect of a war with Iraq was the greatest concern. The lack of a significant pick-up in economic activity and the continuing reluctance of corporations to invest in inventories, new employees or capital spending, also affected investor confidence. Manifestations of the caution included short positions estimated to be twice as large as normal in the equity market, the lowest interest rates in more than 40 years and a weakening in the U.S. dollar.

Beginning March 11, the stock market started to rise. The success of U.S. military action led investors to think more positively. The absence of significant signs of economic improvement was of less importance. From that point throughout the balance of the period, momentum investing took over. The Internet software/service, biotechnology and telecommunication sectors were among the leaders.

What strategies affected Portfolio performance during the period?

Witter’s strategy of being fully invested in equities during the period positively impacted the Portfolio. The focus on “growth at a reasonable price” detracted from the performance during the period. The lack of substantial participation in biotechnology, Internet software/service and the telecommunications equipment restrained the Portfolio’s performance. In general, these types of companies did not fit into the “growth at a reasonable price” strategy.

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Enterprise Small Company Growth Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

During the period, a major part of purchases were in the technology, healthcare and natural gas groups. Additions to existing technology holdings included Cray Inc., Genesis Microchip, Inc., MKS Instruments, Inc., MSC Software Corporation and Photronics, Inc. New healthcare positions included Healthcare Services Group and Kensey Nash Corp. Other new names included two retailers, Christopher & Banks Corp. and Tractor Supply Company, both of which are going through 16-20% growth phases.

Sales of securities included a reduction in Candela Corporation, which experienced strong appreciation in a short period of time. The largest amount of sales included the elimination of holdings in which growth had not developed as Witter had anticipated. Advanced Marketing Services, Inc., AstroPower, Inc., Flow International Corporation and Navigant International were included in this group.

There are specific risks associated with investments in small company stocks. Limited volume and frequency of trading may result in greater price deviations, and smaller capitalization companies may experience higher growth rates and higher failure rates than large companies.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Small Company Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 94.55%

Airlines — 2.19%

SkyWest Inc.	80,700	$1,538,142

Biotechnology — 2.09%

Pharmaceutical Product Development Inc. (a) (o)	51,000	1,465,230

Business Services — 5.56%

Charles River Associates Inc. (a)	80,700	2,281,389
MAXIMUS Inc. (a) (o)	58,900	1,627,407

		3,908,796

Computer Hardware — 1.73%

Drexler Technology Corporation (a) (o)	78,500	1,216,750

Computer Services — 9.38%

CACI International Inc. (a)	74,300	2,548,490
Cray Inc. (a) (o)	231,180	1,826,322
Integral Systems Inc. (a) (o)	62,100	1,234,548
MapInfo Corporation (a) (o)	83,350	594,285
Tier Technologies Inc. (a) (o)	50,000	387,500

		6,591,145

Computer Software — 1.76%

MSC.Software Corporation (a) (o)	89,900	605,926
PLATO Learning Inc. (a)	110,066	632,880

		1,238,806

Electrical Equipment — 8.46%

C & D Technologies	69,400	996,584
Electro Scientific Industries Inc. (a) (o)	77,700	1,177,932
Varian Inc. (a) (o)	77,500	2,686,925
Woodhead Industries (o)	86,600	1,084,232

		5,945,673

Electronics — 6.03%

Ceradyne Inc. (a)	32,000	599,360
Planar Systems Inc. (a) (o)	114,000	2,229,840
Veeco Instruments Inc. (a) (o)	82,700	1,408,381

		4,237,581

Hotels & Restaurants — 3.13%

The Cheesecake Factory Inc. (a)	61,200	2,196,468

Medical Instruments — 17.86%

Candela Corporation (a)	161,400	1,859,328
Cytyc Corporation (a)	172,100	1,810,492
ICU Medical Inc. (a) (o)	70,750	2,203,862
Kensey Nash Corporation (a) (o)	99,500	2,587,000
Varian Medical Systems Inc. (a) (o)	23,900	1,375,923
Zoll Medical Corporation (a) (o)	80,700	2,708,292

		12,544,897

	Number of Shares or Principal Amount	Value

Medical Services — 6.05%

Healthcare Services Group Inc. (a)	72,500	$1,024,425
Impath Inc. (a) (o)	83,000	1,173,620
U.S. Physical Therapy Inc. (a) (o)	95,600	1,221,768
Vital Images Inc. (a) (o)	45,000	827,100

		4,246,913

Oil Services — 10.29%

Cimarex Energy Company (a)	105,200	2,498,500
Devon Energy Corporation (o)	25,800	1,377,720
Smith International Inc. (a) (o)	44,200	1,623,908
Ultra Petroleum Corporation (a)	134,000	1,729,940

		7,230,068

Real Estate — 1.75%

Meritage Corporation (a) (o)	25,000	1,231,500

Retail — 5.33%

Christopher & Banks Corporation (a)	44,500	1,646,055
Tractor Supply Company (a) (o)	44,000	2,101,000

		3,747,055

Semiconductors — 7.75%

Genesis Microchip Inc. (a) (o)	85,000	1,150,900
Intermagnetics General Corporation (a) (o)	100,200	1,987,968
MKS Instruments Inc. (a) (o)	44,357	801,531
Photronics Inc. (a) (o)	86,400	1,507,680

		5,448,079

Technology — 5.19%

Flir Systems Inc. (a) (o)	121,000	3,648,150

Total Domestic Common Stocks
(Identified cost $71,025,956)		66,435,253

Commercial Paper — 5.70%

Mortgage Interest Networking 1.31% due 07/01/03	$4,005,000	4,005,000

Total Commercial Paper
(Identified cost $4,005,000)		4,005,000

Total Investments
(Identified cost $75,030,956)		$70,440,253

Other Assets Less Liabilities — (0.25)%		(177,852)

Net Assets — 100%		$70,262,401

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2003.

See notes to financial statements.

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Enterprise Small Company Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$70,440,253
Investment purchased in connection with securities lending, at value (Note 5)	17,108,260
Investment income receivable	4,926
Receivable for fund shares sold	2,255
Receivable for investments sold	241,461
Cash	959
Other assets	1,601

Total assets	87,799,715

Liabilities:

Payable for fund shares redeemed	200,516
Payable for investments purchased	193,285
Payable due upon sale of investments in connection with securities lending (Note 5)	17,108,260
Shareholder servicing fees payable	17,197
Accrued expenses and other liabilities	18,056

Total liabilities	17,537,314

Net Assets	$70,262,401

Analysis of Net Assets:

Paid-in capital	$89,784,072
Undistributed (accumulated) net investment income (loss)	(309,860)
Undistributed (accumulated) net realized gain (loss)	(14,621,108)
Unrealized appreciation (depreciation)	(4,590,703)

Net Assets	$70,262,401

Shares outstanding	10,966,119

Net asset value per share	$6.41

Investments at cost	$75,030,956

See notes to financial statements.

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Enterprise Small Company Growth Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$40,677
Interest	20,498
Securities lending income	12,839

Total investment income	74,014

Expenses:

Investment advisory fees	319,539
Custodian and fund accounting fees	10,882
Reports to shareholders	3,525
Trustees’ fees	1,381
Audit and legal fees	12,458
Shareholder servicing fees	33,974
Other expenses	2,115

Total expenses	383,874

Net investment income (loss)	(309,860)

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(6,785,058)
Net change in unrealized gain (loss) on investments	11,798,244

Net realized and unrealized gain (loss)	5,013,186

Net increase (decrease) in net assets resulting from operations	$4,703,326

See notes to financial statements.

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Enterprise Small Company Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$(309,860)	$(589,201)
Net realized gain (loss)	(6,785,058)	(3,542,977)
Net change in unrealized gain (loss)	11,798,244	(17,724,488)

Increase (decrease) in net assets resulting from operations	4,703,326	(21,856,666)

Distributions to shareholders from:

Net investment income	—	—
Net realized gains	—	—

Total distributions to shareholders	—	—

From capital share transactions:

Shares sold	8,575,928	21,691,709
Reinvestment of distributions	—	—
Shares redeemed	(9,220,056)	(16,222,694)

Total increase (decrease) in net assets resulting from capital share transactions	(644,128)	5,469,015

Total increase (decrease) in net assets	4,059,198	(16,387,651)

Net assets:

Beginning of period	66,203,203	82,590,854

End of period	$70,262,401	$66,203,203

Capital share activity:

Shares issued	1,471,342	3,077,064
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(1,583,421)	(2,497,212)

Net increase (decrease)	112,079	579,852

Undistributed (accumulated) net investment income (loss)	$(309,860)	$—

See notes to financial statements.

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Enterprise Small Company Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,								For the Period 12/01/98 through 12/31/1998
			2002		2001		2000		1999

Net asset value, beginning of period	$5.98		$7.87		$8.60		$8.50		$5.46		$5.00

Income from investment operations:
Net investment income (loss)	(0.03	)C	(0.05	)C	(0.05	)C	(0.03	)C	(0.05	)C	0.00	E
Net realized and unrealized gain (loss) on investments	0.46		(1.84)		(0.38)		0.20	D	3.09		0.46

Total from investment operations	0.43		(1.89)		(0.43)		0.17		3.04		0.46

Less dividends and distributions:
Dividends from net investment income	—		—		—		—		—		—
Distributions from capital gains	—		—		(0.30)		(0.07)		—		—

Total distributions	—		—		(0.30)		(0.07)		—		—

Net asset value, end of period	$6.41		$5.98		$7.87		$8.60		$8.50		$5.46

Total return	7.19	%B	(24.02)%		(3.80)%		1.90%		55.68%		9.20	%B
Net assets end of period (in thousands)	$70,262		$66,203		$82,591		$82,061		$23,429		$469
Ratio of expenses to average net assets	1.20	%A	1.12%		1.10%		1.11%		1.40%		1.40	%A
Ratio of expenses to average net assets (excluding reimbursement)	1.20	%A	1.12%		1.10%		1.11%		1.55%		60.67	%A
Ratio of net investment income (loss) to average net assets	(0.97	)%A	(0.79)%		(0.62)%		(0.32)%		(0.81)%		(1.26	)%A
Portfolio turnover	26%		37%		40%		47%		37%		4%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Per share income from investment operations may vary from anticipated results depending on the timing of capital share purchases and redemptions.
E	Less than $0.01 per share.

See notes to financial statements.

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7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Small Company Growth Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is

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8

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 1.00%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $33,975 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%, effective May 1, 2003. Prior to this date the expenses were limited to an annual ratio of 1.40%.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$16,178,134	$17,815,672

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portolio Owned	Current Value of Collateral Held At June 30, 2003
$16,512,198	17,108,260	$17,108,260

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$75,030,956	$7,716,656	($12,307,359)	($4,590,703)

ENTERPRISE Accumulation Trust

11

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 28 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

SMALL COMPANY GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

13

Enterprise Small Company Value Portfolio

SUBADVISER’S COMMENTS

Gabelli Asset Management Company

Rye, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Gabelli Asset Management Company (“Gabelli”), which manages approximately $21.0 billion for institutional clients and whose normal investment minimum is $1 million, is subadviser to the Enterprise Small Company Value Portfolio.

Investment Objective

The objective of the Enterprise Small Company Value Portfolio is to seek maximum capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 10.90%. The Portfolio underperformed its benchmark, the Russell 2000 Index, which returned 17.88%. The Portfolio underperformed its peer group, the Lipper Small-Cap Value Funds Index, which returned 15.73%.

How would you describe the investment environment during the period?

Within the first half of 2003, the market shrugged off concerns of war, the corporate “crisis of confidence,” the possibility of future terrorist attacks on the U.S. and high oil prices. By the second quarter, the stock market soared, experiencing low inflation and interest rates, low labor costs, strong car sales, vibrant house refinancing, new corporate governance regulation, increased corporate earnings and a new tax bill, which Gabelli believed provided a powerful stimulus to the economy. Gabelli believes the stock market did what it was supposed to do: anticipate a stronger economy and better corporate earnings well ahead of the fact.

What strategies affected Portfolio performance during the period?

Technology was one of the best performing sectors in the small cap universe. Gabelli’s traditional under-weighting in technology, which has served shareholders well in recent years, restrained relative performance.

Gabelli had made several investments for the Portfolio over the years in electric, gas and water utilities and saw several catalysts in these companies: the stocks were cheap, the downfall of Enron created great opportunities and a repeal of utilities regulation encouraged mergers. The new 15% tax rate on qualifying dividends has helped these stocks.

For several years, Gabelli continued to buy media stocks for the Portfolio with the expectation that the FCC would have a less stringent regulatory stance. On June 2, the FCC relaxed many significant restrictions on broadcast and newspaper conglomerates, allowing them to expand into new markets and extend their reach in cities where they already had a presence.

What changes were made to the Portfolio over the period?

Gabelli did not make major changes to the Portfolio over the past six months. At the margin, Gabelli added to several names such as Flowers Foods Inc., the leading bakery company; Hercules Inc., which could be sold; Boston Beer Company Inc., which continues to buy back its stock; and Gaylord Entertainment Company, which is selling off certain assets. Gabelli sold their holdings in Nortek Holdings Inc. and Allen Telecom, Inc., which were taken over. Allen’s products were specifically used to strengthen wireless signal reception. Their customers include equipment

ENTERPRISE Accumulation Trust

1

Enterprise Small Company Value Portfolio

SUBADVISER’S COMMENTS — (Continued)

maker Lucent Technologies Inc., Nortel Networks Corporation and Motorola Inc. and service providers such as AT&T Wireless Services Inc. and Verizon Wireless Inc. They agreed to be purchased by Andrew Corp. for about $500 million in stock.

There are specific risks associated with investments in small company stocks. Limited volume and frequency of trading may result in greater price deviations, and smaller capitalization companies may experience higher growth rates and higher failure rates than large companies.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 97.45%

Advertising — 0.04%

Interep National Radio Sales Inc. (a)	45,000	$125,550

Aerospace — 7.65%

AAR Corporation (o)	36,000	254,160
Ametek Inc.	90,000	3,298,500
Curtiss-Wright Corporation (Class A)	58,000	3,665,600
Curtiss-Wright Corporation (Class B)	11,000	685,300
GenCorp Inc. (o)	313,000	2,782,570
Kaman Corporation (Class A)	170,000	1,987,300
Lockheed Martin Corporation	34,000	1,617,380
Moog Inc. (Class A) (a)	60,000	2,085,000
Sequa Corporation (Class A) (a)	69,000	2,366,700
Sequa Corporation (Class B)	44,000	1,819,840
SPS Technologies Inc. (a)	153,000	4,137,120

		24,699,470

Apparel & Textiles — 0.47%

Hartmarx Corporation (a)	240,000	717,600
Levcor International Inc. (a)	51,347	120,666
Wolverine World Wide Inc.	35,000	674,100

		1,512,366

Automotive — 9.50%

A. O. Smith Corporation	20,000	563,000
A. O. Smith Corporation (Class A)	12,000	318,000
Aaron Rents Inc. (Class A)	1,000	24,300
ArvinMeritor Inc.	40,000	807,200
AutoNation Inc. (a)	38,000	597,360
BorgWarner Inc.	76,000	4,894,400
Clarcor Inc.	195,000	7,517,250
Earl Scheib Inc. (a) (f)	225,000	612,000
Exide Technologies (a) (o)	50,000	14,500
Federal-Mogul Corporation (a) (o)	60,000	19,800
Midas Inc. (a) (o)	220,000	2,666,400
Modine Manufacturing Company	245,000	4,745,650
Navistar International Corporation (a)	60,000	1,957,800
Raytech Corporation (a) (o)	20,000	85,000
Standard Motor Products Inc. (o)	220,000	2,442,000
Superior Industries International Inc. (o)	51,000	2,126,700
Tenneco Automotive Inc. (a) (o)	200,000	720,000
United Auto Group Inc. (a) (o)	25,000	544,500

		30,655,860

Banking — 0.75%

Sterling Bancorp	86,460	2,411,369

Biotechnology — 0.15%

Invitrogen Corporation (a)	13,000	498,810

	Number of Shares	Value

Broadcasting — 5.12%

Beasley Broadcast Group Inc. (Class A) (a)	72,000	$984,960
Cumulus Media Inc. (Class A) (a)	10,000	189,300
Fisher Communications Inc. (a)	51,400	2,513,974
Granite Broadcasting Corporation (a)	185,000	566,100
Gray Television Inc. (o)	260,000	3,223,000
Liberty Media Corporation (Class A) (a)	156,000	1,803,360
Paxson Communications Corporation (a)	325,000	1,946,750
Salem Communications Corporation (Class A) (a)	125,000	2,501,375
UnitedGlobalCom Inc. (a) (o)	140,000	723,800
World Wrestling Federation Entertainment Inc.	12,000	123,480
Young Broadcasting Inc. (Class A) (a)	92,000	1,943,960

		16,520,059

Building & Construction — 2.55%

Core Materials Corporation (a)	135,000	263,250
Hughes Supply Inc.	1,000	34,700
Huttig Building Products Inc. (a)	45,444	123,153
Monaco Coach Corporation (a) (o)	5,000	76,650
Rollins Inc. (o)	410,500	7,737,925

		8,235,678

Business Services — 0.61%

Edgewater Technology Inc. (a) (o)	210,000	1,008,000
Nashua Corporation (a)	73,000	649,700
National Processing Inc. (a)	20,000	321,600

		1,979,300

Cable — 1.35%

Cablevision Systems Corporation (Class A) (a)	185,000	3,840,600
Lamson & Sessions Company (a)	110,000	530,200

		4,370,800

Chemicals — 2.93%

Church & Dwight Company Inc.	50,000	1,636,500
Cytec Industries Inc. (a)	5,000	169,000
Ethyl Corporation (a)	18,000	179,100
Ferro Corporation	100,000	2,253,000
Great Lakes Chemical Corporation	140,000	2,856,000
Hercules Inc. (a)	100,000	990,000
MacDermid Inc.	15,000	394,500
Omnova Solutions Inc. (a)	245,000	989,800

		9,467,900

Computer Hardware — 0.00%

Cerion Technologies Inc. (a) (d) (m)	90,000	—

ENTERPRISE Accumulation Trust

3

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Computer Services — 0.20%

Startek Inc. (a)	6,000	$157,800
Tyler Technologies Inc. (a)	25,000	106,250
Xanser Corp (a) (o)	175,000	376,250

		640,300

Computer Software — 0.01%

OpenTV Corporation (Class A) (a) (o)	19,000	26,030

Conglomerates — 0.09%

Harbor Global Company Ltd. (a)	40,000	300,000

Consumer Durables — 0.22%

Noel Group Liquidating Trust Units (a) (d) (g) (m)	135,000	37,800
Noel Group Units (a) (d) (g) (m)	135,000	—
Oneida Ltd. (o)	100,000	675,000

		712,800

Consumer Products — 0.92%

Elizabeth Arden Inc. (a) (o)	49,500	651,915
New England Business Service Inc.	21,000	630,000
Revlon Inc. (Class A) (a) (o)	67,005	201,015
Scotts Company (a)	3,000	148,500
Sola International Inc. (a)	36,000	626,400
The Dial Corporation	15,000	291,750
WD-40 Company (o)	15,000	428,250

		2,977,830

Consumer Services — 0.88%

Bull Run Corporation (a)	14,000	46,060
Roto Rooter Inc.	73,000	2,784,220

		2,830,280

Drugs & Medical Products — 0.46%

Owens & Minor Inc. (o)	20,000	447,000
Thermo Electron Corporation (a)	50,000	1,051,000

		1,498,000

Education — 0.09%

Whitman Education Group Inc. (a) (o)	18,000	276,300

Electrical Equipment — 4.89%

Ampco-Pittsburgh Corporation	130,000	1,742,000
Baldor Electric Company (o)	95,000	1,957,000
C & D Technologies	4,000	57,440
Donaldson Company Inc.	20,000	889,000
DQE Inc. (o)	130,000	1,959,100
National Presto Industries Inc. (a)	10,000	316,000
Oak Technology Inc.	12,400	77,004
SL Industries Inc. (a)	82,000	537,100
Thomas & Betts Corporation (a)	160,000	2,312,000
Thomas Industries Inc.	220,000	5,951,000

		15,797,644

	Number of Shares	Value

Electronics — 0.53%

CTS Corporation (o)	80,000	$836,000
Park Electrochemical Corporation	44,000	877,800

		1,713,800

Energy — 0.85%

Aquila Inc. (o)	50,000	129,000
El Paso Electric Company (a)	160,000	1,972,800
ONEOK Inc.	30,000	588,900
SEMCO Energy Inc. (o)	10,000	58,200

		2,748,900

Entertainment & Leisure — 4.59%

Acme Communications Inc. (a)	50,000	380,000
Churchill Downs Inc. (o)	52,000	1,992,120
Dover Downs Gaming & Entertainment Inc.	66,000	610,500
Dover Motorsports Inc.	113,000	463,300
E.W. Scripps Company (Class A)	19,000	1,685,680
Gaylord Entertainment Company (a)	300,000	5,871,000
K2 Inc. (a)	37,000	453,250
Magna Entertainment Corporation (Class A) (a) (o)	80,000	400,000
Metro Goldwyn Mayer Inc. (a)	25,000	310,500
Sinclair Broadcast Group Inc. (a) (o)	150,000	1,741,500
Six Flags Inc. (a) (o)	120,000	813,600
Thor Industries Inc. (o)	2,000	81,640

		14,803,090

Finance — 1.06%

BKF Capital Group Inc. (a) (o)	44,000	960,520
Interactive Data Corporation (a)	140,000	2,366,000
SWS Group Inc. (o)	5,000	100,750

		3,427,270

Food, Beverages & Tobacco — 6.80%

Boston Beer Inc. (Class A) (a) (o)	34,000	489,600
Corn Products International Inc.	80,000	2,402,400
Del Monte Foods Company (a)	32,000	282,880
Flowers Foods Inc.	228,000	4,505,280
Hain Celestial Group Inc. (a)	12,000	191,880
Ingles Markets Inc. (Class A) (o)	140,000	1,414,000
John B. Sanfilippo & Son Inc. (a)	14,000	226,100
PepsiAmericas Inc.	148,000	1,858,880
Ralcorp Holdings Inc. (a)	70,000	1,747,200
Robert Mondavi Corporation (Class A) (a) (o)	46,000	1,164,260
Sensient Technologies Corporation (o)	100,000	2,299,000
Suprema Specialties Inc. (a) (d) (m)	1,500	—
Tootsie Roll Industries Inc. (o)	107,120	3,266,089
Triarc Companies Inc. (Class A) (a) (o)	40,000	1,199,600
Weis Markets Inc.	29,000	899,580

		21,946,749

Gaming — 0.15%

Lakes Entertainment Inc. (a) (o)	62,000	495,318

Health Care — 0.02%

Viasys Healthcare Inc. (a)	3,500	72,450

ENTERPRISE Accumulation Trust

4

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Hotels & Restaurants — 2.04%

Aztar Corporation (a)	190,000	$3,060,900
Boca Resorts Inc. (a) (o)	135,000	1,755,000
Extended Stay America Inc. (a)	6,000	80,940
Louisiana Quinta Corporation (a)	80,000	344,800
Park Place Entertainment Corporation (a)	30,000	272,700
RFS Hotel Investors Inc.	15,000	184,800
The Steak n Shake Company (a)	47,000	716,750
Trump Hotels & Casino Resorts Inc. (a)	75,000	146,250
Wyndham International Inc. (a)	30,000	13,200

		6,575,340

Insurance — 3.42%

Argonaut Group Inc.	114,000	1,405,620
Danielson Holding Corporation (a)	84,000	134,400
Liberty Corporation	142,000	6,035,000
Midland Company	156,500	3,475,865

		11,050,885

Machinery — 4.58%

Baldwin Technology Company Inc. (Class A) (a)	200,000	128,000
Fairchild Corporation (Class A) (a)	220,000	886,600
Flowserve Corporation (a)	82,000	1,612,940
Franklin Electric Company Inc.	37,000	2,059,050
Gorman Rupp Company	20,000	480,000
IDEX Corporation	75,000	2,718,000
Katy Industries Inc. (a)	160,000	780,800
Paxar Corporation (a)	121,100	1,332,100
Standex International Corporation	55,000	1,155,000
Tennant Company	36,000	1,323,000
Watts Industries Inc. (Class A)	130,000	2,320,500

		14,795,990

Manufacturing — 9.42%

Acuity Brands Inc.	55,600	1,010,252
Aviall Inc. (a) (o)	120,000	1,364,400
Barnes Group Inc.	70,000	1,523,200
Belden Inc.	100,000	1,589,000
Crane Company	110,000	2,489,300
Cuno Inc. (a)	63,000	2,275,560
Energizer Holdings Inc. (a)	75,000	2,355,000
Esco Technologies Inc. (a)	1,500	66,000
Fedders Corporation	665,000	2,041,550
Gentek Inc. (a)	15,000	270
Gerber Scientific Inc. (a)	30,000	199,800
GP Strategies Corporation (a)	12,000	72,960
Graco Inc.	93,000	2,976,000
Graftech International Ltd. (a) (o)	105,000	572,250
Industrial Distribution Group Inc. (a)	75,000	219,000
MagneTek Inc. (a)	70,000	177,800
Material Sciences Corporation (a)	205,000	1,988,500
Myers Industries Inc.	150,000	1,425,000
Oil-Drilling Corporation of America (f)	252,000	3,024,000
Park Ohio Holdings Corporation (a) (o)	170,000	839,800
Precision Castparts Corporation	35,000	1,088,500
Roper Industries Inc.	44,000	1,636,800
Strattec Security Corporation (a)	28,000	1,489,600

		30,424,542

	Number of Shares	Value

Media — 2.77%

Gemstar-TV Guide International Inc. (a)	100,000	$509,000
Media General Inc. (Class A)	139,000	7,950,800
Pegasus Communications Corporation (Class A) (a) (o)	16,000	473,280

		8,933,080

Medical Instruments — 0.85%

Henry Schein Inc. (a)	3,000	157,020
Interpore International (a) (o)	5,000	63,650
Sybron Dental Specialties (a)	107,000	2,525,200
Young Innovations (a)	400	11,400

		2,757,270

Medical Services — 0.55%

CIRCOR International Inc.	62,000	1,105,460
Inverness Medical Innovations Inc. (a) (o)	34,400	663,920
PracticeWorks Inc. (o)	1,000	19,300

		1,788,680

Metals & Mining — 0.03%

WHX Corporation (a) (o)	44,000	92,400

Multi-Line Insurance — 0.43%

Alleghany Corporation (a)	7,340	1,401,940

Neutraceuticals — 0.24%

Weider Nutrition International Inc. (a)	340,000	768,400

Oil Services — 0.12%

RPC Inc. (o)	25,000	275,000
W-H Energy Services Inc. (a)	5,000	97,400

		372,400

Paper Products — 0.90%

Greif Brothers Corporation (Class A)	100,000	2,300,000
Schweitzer Mauduit International Inc.	25,000	603,500

		2,903,500

Pharmaceuticals — 0.01%

Twinlab Corporation (a)	190,000	43,700

Printing & Publishing — 6.53%

A.H. Belo Corporation (Class A)	110,000	2,459,600
Journal Register Company (a)	110,000	1,989,900
Lee Enterprises Inc.	65,000	2,439,450
McClatchy Company (Class A)	97,000	5,589,140
Meredith Corporation	55,000	2,420,000
Penton Media Inc. (a)	50,000	29,500
Pulitzer Inc.	80,000	3,953,600
Thomas Nelson Inc. (a)	60,000	750,000
Topps Company Inc. (a)	170,000	1,460,300

		21,091,490

ENTERPRISE Accumulation Trust

5

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Publishing — 0.33%

PRIMEDIA Inc. (a) (o)	350,000	$1,067,500

Real Estate — 0.88%

Catellus Development Corporation (a)	60,000	1,320,000
Griffin Land & Nurseries Inc. (a) (o)	112,000	1,512,000

		2,832,000

Retail — 2.78%

Blockbuster Inc. (Class A) (o)	3,000	50,550
Burlington Coat Factory Warehouse Corporation	93,000	1,664,700
Lillian Vernon Corporation (a) (o)	328,500	2,371,770
Neiman Marcus Group (Class B) (a)	140,000	4,830,000
Phar-Mor Inc. (a) (d) (m)	20,000	—
School Specialty Inc. (a) (o)	2,000	56,920

		8,973,940

Telecommunications — 2.62%

Atlantic Tele-Network Inc.	14,000	312,060
ATX Communications Inc. (a)	30,000	10,800
Cincinnati Bell Inc. (a)	250,000	1,675,000
Citizens Communications Company (a) (o)	140,000	1,804,600
Commonwealth Telephone Enterprises Inc. (Class B) (a) (o)	62,733	2,760,252
Communications Systems Inc. (a)	78,500	612,300
D&E Communications Inc. (o)	49,000	561,050
Liberty Satellite & Technology (o)	10,000	26,000
Nextel Partners Inc. (Class A) (a) (o)	50,000	365,000
Plantronics Inc. (a) (o)	5,000	108,350
Rural Celluar Corporation (Class A) (a) (o)	55,000	231,000

		8,466,412

Transportation — 1.05%

GATX Corporation (o)	168,000	2,746,800
Oshkosh Truck Corporation	3,000	177,960
TransPro Inc. (a)	105,000	470,400

		3,395,160

Travel/Entertainment/Leisure — 0.04%

Bowlin Travel Centers Inc. (a)	70,000	122,500

Utilities — 1.40%

AES Corporation (a)	30,000	190,500
AGL Resources Inc.	19,000	483,360
Allegheny Energy Inc. (o)	30,000	253,500
CH Energy Group Inc. (o)	46,000	2,070,000
Weststar Energy Inc. (o)	93,000	1,509,390

		4,506,750

Waste Management — 1.19%

Allied Waste Industries Inc. (a) (o)	155,000	1,557,750
Republic Services Inc. (a)	100,000	2,267,000

		3,824,750

	Number of Shares	Value

Wireless Communications — 2.39%

Allen Telecom Inc. (a) (o)	75,000	$1,239,000
Centennial Communications Corporation (a)	40,000	160,000
Dobson Communications Corporation (a) (o)	5,000	27,250
Loral Space & Communications Ltd. (o)	10,000	30,500
Nextel Communications Inc. (Class A) (a)	80,000	1,446,400
Price Communications Corporation (a)	160,000	2,065,600
United States Cellular Corporation (a)	35,000	890,750
Western Wireless Corporation (Class A) (a) (o)	160,000	1,844,800

		7,704,300

Total Domestic Common Stocks
(Identified cost $299,442,943)		314,636,852

Foreign Stocks — 2.01%

Aerospace — 0.01%

Embraer Empresa Brasileira de Aeronautica (ADR)	2,000	38,200

Business Services — 0.05%

MDC Corporation (Class A) (a) (o)	20,000	153,980

Cable — 0.12%

Rogers Communications Inc. (Class B)	25,000	401,250

Hotels & Restaurants — 0.38%

Kerzner International Ltd. (a)	38,000	1,223,980

Manufacturing — 0.03%

Denison International	5,200	100,100

Medical Instruments — 0.03%

Orthofix International (o)	3,000	98,220

Metals & Mining — 0.25%

Barrick Gold Corporation (a)	35,000	626,500
Kinross Gold Corporation	28,167	190,127

		816,627

Telecommunications — 0.43%

GST Telecommunications Inc. (a)(d) (m)	120,000	—
Vimpel-Communications (ADR) (a) (o)	30,000	1,393,200

		1,393,200

Wireless Communications — 0.71%

Rogers Wireless Communications (Class B) (a)	135,000	2,281,500

Total Foreign Stocks
(Identified cost $6,443,958)		6,507,057

ENTERPRISE Accumulation Trust

6

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Principal Amount	Value

Repurchase Agreement — 0.97%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $3,134,061 Collateral: U.S. Treasury Note $3,175,000, 1.75% due 12/31/04, Value $3,200,449	$3,134,000	$3,134,000

Total Repurchase Agreement
(Identified cost $3,134,000)		3,134,000

Total Investments
(Identified cost $309,020,901)		$324,277,909

Other Assets Less Liabilities — (0.43)%		(1,403,625)

Net Assets — 100%		$322,874,284

(a)	Non-income producing security.
(d)	Security is fair valued at June 30, 2003.
(f)	Considered an affiliated company as the Portfolio owns more than 5% of the outstanding voting securities of such company. The total market value of investments in these affiliated companies as of June 30, 2003 was $3,636,000.
(g)	Restricted securities as of June 30, 2003 were as follows:

Description	Date of Acquisition	Number of Units	Unit Cost	Fair Value per Unit	Aggregate		Percent of Net Assets
					Cost	Value
Noel Group Units	04/13/99	135,000	$0.49	$—	$65,800	—	0.00%
Noel Group Liquidating Trust Units	10/08/98	135,000	$0.81	$0.28	$109,688	$37,800	0.01%

(m)	Illiquid security
(o)	Security, or portion thereof, out on loan at June 30, 2003
(ADR)	American Depository Receipt

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Small Company Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$324,277,909
Investment purchased in connection with securities lending, at value (Note 5)	35,187,885
Investment income receivable	248,992
Receivable for fund shares sold	3,649
Cash	226
Other assets	7,964

Total assets	359,726,625

Liabilities:

Payable for fund shares redeemed	1,521,942
Payable due upon sale of investments in connection with securities lending (Note 5)	35,187,885
Shareholder servicing fees payable	80,280
Accrued expenses and other liabilities	62,234

Total liabilities	36,852,341

Net Assets	$322,874,284

Analysis of Net Assets:

Paid-in capital	$312,259,370
Undistributed (accumulated) net investment income (loss)	788,215
Undistributed (accumulated) net realized gain (loss)	(5,430,309)
Unrealized appreciation (depreciation)	15,257,008

Net Assets	$322,874,284

Shares outstanding	16,971,053

Net asset value per share	$19.03

Investments at cost	$309,020,901

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Enterprise Small Company Value Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment Income:

Dividends	$1,742,565	(1)(2)
Interest	19,305
Securities lending income	26,032

Total investment income	1,787,902

Expenses:

Investment advisory fees	1,195,561
Custodian and fund accounting fees	44,683
Reports to shareholders	1,781
Trustees’ fees	7,086
Audit and legal fees	38,941
Shareholder servicing fees	159,900
Other expenses	7,258

Total expenses	1,455,210

Net investment income (loss)	332,692

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	3,137,227
Net change in unrealized gain (loss) on investments	27,934,906

Net realized and unrealized gain (loss)	31,072,133

Net increase (decrease) in net assets resulting from operations	$31,404,825

(1)	Net of foreign taxes withheld of $49.
(2)	Includes income of $45,900 earned from an affiliated company.

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Enterprise Small Company Value Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$332,692	$481,803
Net realized gain (loss)	3,137,227	(4,562,741)
Net change in unrealized gain (loss)	27,934,906	(30,907,526)

Increase (decrease) in net assets resulting from operations	31,404,825	(34,988,464)

Distributions to shareholders from:

Net investment income	—	(1,249,304)
Net realized gains	—	(9,439,515)

Total distributions to shareholders	—	(10,688,819)

From capital share transactions:

Shares sold	14,295,104	62,749,371
Reinvestment of distributions	—	10,688,819
Shares redeemed	(29,270,180)	(80,797,628)

Total increase (decrease) in net assets resulting from capital share transactions	(14,975,076)	(7,359,438)

Total increase (decrease) in net assets	16,429,749	(53,036,721)

Net assets:

Beginning of period	306,444,535	359,481,256

End of period	$322,874,284	$306,444,535

Capital share activity:

Shares issued	813,689	3,205,054
Shares issued in reinvestment of distributions	—	648,200
Shares redeemed	(1,704,947)	(4,340,724)

Net increase (decrease)	(891,258)	(487,470)

Undistributed net investment income (loss)	$788,215	$455,523

See notes to financial statements.

ENTERPRISE Accumulation Trust

10

Enterprise Small Company Value Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,
			2002		2001		2000		1999		1998

Net asset value, beginning of period	$17.16		$19.59		$26.19		$31.45		$27.36		$26.70

Income from investment operations:
Net investment income (loss)	0.02	C	0.03	C	0.08	C	0.07	C	0.04	C	0.16
Net realized and unrealized gain (loss) on investments	1.85		(1.87)		0.21		0.71		6.27		2.33

Total from investment operations	1.87		(1.84)		0.29		0.78		6.31		2.49

Less dividends and distributions:
Dividends from net investment income	—		(0.07)		(0.07)		(0.05)		(0.16)		(0.08)
Distributions from capital gains	—		(0.52)		(6.82)		(5.99)		(2.06)		(1.75)

Total distributions	—		(0.59)		(6.89)		(6.04)		(2.22)		(1.83)

Net asset value, end of period	$19.03		$17.16		$19.59		$26.19		$31.45		$27.36

Total return	10.90	%B	(9.25)%		5.25%		2.52%		24.02%		9.61%
Net assets end of period (in thousands)	$322,874		$306,445		$359,481		$351,270		$455,563		$406,801
Ratio of expenses to average net assets	0.97	%A	0.92%		0.90%		0.89%		0.84%		0.85%
Ratio of net investment income (loss) to average net assets	0.22	%A	0.14%		0.35%		0.23%		0.12%		0.56%
Portfolio turnover	2%		10%		29%		41%		23%		37%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Small Company Value Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium

ENTERPRISE Accumulation Trust

12

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from

ENTERPRISE Accumulation Trust

13

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $159,921 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%.

For the six months ended June 30, 2003, the Portfolio paid brokerage commissions of $54,928 to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$7,495,940	$22,244,098

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$34,120,323	35,187,885	$35,187,885

ENTERPRISE Accumulation Trust

14

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$309,020,901	$68,658,697	($53,401,689)	$15,257,008

ENTERPRISE Accumulation Trust

15

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

16

Enterprise Accumulation Trust

SMALL COMPANY VALUE PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

17

Enterprise Capital Appreciation Portfolio

SUBADVISER’S COMMENTS

Marsico Capital Management, LLC

Denver, Colorado

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Marsico Capital Management, LLC (“Marsico”), which manages approximately $21.7 billion for institutional clients and whose usual investment minimum is $100 million, is subadviser to the Enterprise Capital Appreciation Portfolio.

Investment Objective

The objective of the Enterprise Capital Appreciation Portfolio is to seek maximum capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 14.59%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 11.77%. The Portfolio outperformed its peer group, the Lipper Large-Cap Growth Funds Index, which returned 11.76%.

How would you describe the investment environment during the period?

Marsico believes the period captured two prevailing, and quite discrete, schools of thought regarding equity prices. The first three months of the year were characterized by a substantial amount of pessimism, fueled in large part by geopolitical-related concerns. The ensuing three months were an about-face; stock market gains were widespread, substantial and geopolitical concerns seemed to subside and some degree of confidence was restored in the equity markets. Volatility throughout the period, accordingly, was relatively high.

What strategies affected Portfolio performance during the period?

Positive factors impacting the Portfolio’s performance included pharmaceuticals and biotechnology positions such as Genentech Inc., Amgen Inc.; consumer durable positions, particularly homebuilding-related investments; select retailing positions, such as Tiffany & Co. and eBay Inc.; and telecommunications services position Nextel Communications Inc. An under-weighting in insurance companies and energy-related companies, as compared to the S&P 500 Index also positively impacted performance.

Factors that negatively affected the Portfolio’s performance included capital goods positions, particularly those in the aerospace/defense industry such as Lockheed-Martin Corporation and General Dynamics Corporation; technology hardware and equipment positions like Hewlett-Packard Company, QUALCOMM Inc. and Nokia Inc. and healthcare equipment/services positions such as HCA.

What changes were made to the Portfolio over the period?

In aggregate, the Portfolio’s positions were adjusted to reflect somewhat of a tilt towards economically sensitive companies that, in Marsico’s opinion, may have been early beneficiaries of an economic recovery. These included companies such as General Electric Company, Citigroup Inc. and Intel Corporation. The Portfolio continued to have a substantial investment in consumer-related companies. Retailing positions were encompassed under that theme, along with an increased allocation to industries such as media. Positions were sold in the aerospace/defense industry. Pharmaceutical and biotechnology investments rose, primarily due to a major price gain experienced by Genentech. As of June 30, 2003, the Portfolio’s primary economic sector allocations were consumer discretionary, healthcare, financials, information technology and industrials.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 94.04%

Airlines — 0.18%

JetBlue Airways Corporation (a) (o)	2,004	$84,749

Biotechnology — 9.23%

Amgen Inc. (a)	28,566	1,897,925
Genentech Inc. (a)	34,604	2,495,641

		4,393,566

Broadcasting — 4.87%

Clear Channel Communications Inc. (a)	21,138	896,040
Viacom Inc. (Class B) (a)	32,530	1,420,260

		2,316,300

Building & Construction — 3.04%

Jacobs Engineering Group Inc. (a)	2,578	108,663
Lennar Corporation (Class A) (o)	17,080	1,221,220
Lennar Corporation (Class B)	1,708	117,339

		1,447,222

Cable — 0.82%

EchoStar Communications Corporation (Class A) (a)	11,218	388,367

Computer Hardware — 5.77%

Cisco Systems Inc. (a)	104,561	1,745,123
Dell Computer Corporation (a)	31,242	998,494

		2,743,617

Computer Software — 4.00%

Electronic Arts Inc. (a)	15,463	1,144,108
Oracle Corporation (a)	63,360	761,587

		1,905,695

Consumer Durables — 0.43%

Harley-Davidson Inc.	5,130	204,482

Consumer Products — 3.08%

Procter & Gamble Company	16,441	1,466,208

Electrical Equipment — 4.24%

General Electric Company	70,346	2,017,523

Entertainment & Leisure — 1.57%

Walt Disney Company	37,884	748,209

Finance — 8.91%

Goldman Sachs Group Inc.	9,981	835,909
Lehman Brothers Holdings Inc.	7,835	520,871
SLM Corporation	73,608	2,883,225

		4,240,005

Food, Beverages & Tobacco — 1.12%

Anheuser-Busch Companies Inc.	10,405	531,175

	Number of Shares	Value

Health Care — 5.12%

UnitedHealth Group Inc.	48,454	$2,434,814

Hotels & Restaurants — 3.88%

Four Season Hotels Inc. (o)	31,874	1,378,869
McDonald’s Corporation	2,475	54,599
Starbucks Corporation (a)	16,860	413,407

		1,846,875

Medical Instruments — 2.72%

Boston Scientific Corporation (a)	3,052	186,477
Zimmer Holdings Inc. (a)	24,597	1,108,095

		1,294,572

Medical Services — 2.77%

Quest Diagnostics Inc. (a)	20,642	1,316,960

Misc. Financial Services — 7.13%

Citigroup Inc.	54,301	2,324,083
Fannie Mae	15,862	1,069,733

		3,393,816

Oil Services — 0.75%

Devon Energy Corporation	6,676	356,498

Pharmaceuticals — 3.89%

Caremark Rx Inc. (a)	16,301	418,610
Eli Lilly & Company	19,912	1,373,330
IDEC Pharmaceuticals Corporation (a)	1,804	61,336

		1,853,276

Real Estate — 1.56%

M.D.C. Holdings Inc.	15,383	742,691

Retail — 12.24%

Amazon.com Inc. (a)	21,998	802,707
Bed Bath & Beyond Inc. (a)	11,284	437,932
Best Buy Company Inc. (a)	12,583	552,645
eBay Inc. (a)	3,839	399,947
Lowe’s Companies Inc.	21,460	921,707
Tiffany & Company	53,267	1,740,766
Wal-Mart Stores Inc.	18,097	971,266

		5,826,970

Semiconductors — 1.89%

Intel Corporation	43,353	901,049

Transportation — 3.19%

FedEx Corporation	24,510	1,520,355

Wireless Communications — 1.64%

Nextel Communications Inc. (Class A) (a)	43,100	779,248

Total Domestic Common Stocks
(Identified cost $37,579,697)		44,754,242

ENTERPRISE Accumulation Trust

2

Enterprise Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares or Principal Amount	Value

Foreign Stocks — 3.60%

Automotive — 0.99%

Bayerische Motoren Werke (a)	12,253	$471,329

Transportation — 2.02%

Ryanair Holdings (ADR) (a) (o)	21,412	961,399

Wireless Communications — 0.59%

Nokia Corporation (Class A) (ADR)	16,998	279,277

Total Foreign Stocks
(Identified cost $1,374,746)		1,712,005

Short-Term Government Securities — 3.99%

Federal Home Loan Bank Discount Note, 0.70% due 07/01/03	$1,900,000	1,900,000

Total Short-Term Government Securities
(Identified cost $1,900,000)		1,900,000

Total Investments
(Identified cost $40,854,443)		$48,366,247

Other Assets Less Liabilities — (1.63)%		(776,053)

Net Assets — 100%		$47,590,194

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2003.
(ADR)	American Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Capital Appreciation Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$48,366,247
Foreign currency at value (cost — $8,541)	8,266
Investment purchased in connection with securities lending, at value (Note 5)	3,754,028
Investment income receivable	23,769
Receivable for fund shares sold	6,423
Receivable for investments sold	306,165
Cash	76,439
Other assets	3,663

Total assets	52,545,000

Liabilities:

Payable for fund shares redeemed	155,673
Payable for investments purchased	1,017,538
Payable due upon sale of investments in connection with securities lending (Note 5)	3,754,028
Shareholder servicing fees payable	11,883
Accrued expenses and other liabilities	15,684

Total liabilities	4,954,806

Net Assets	$47,590,194

Analysis of Net Assets:

Paid-in capital	$68,779,745
Undistributed (accumulated) net investment income (loss)	(34,419)
Undistributed (accumulated) net realized gain (loss)	(28,669,035)
Unrealized appreciation (depreciation)	7,513,903

Net Assets	$47,590,194

Shares outstanding	8,780,945

Net asset value per share	$5.42

Investments at cost	$40,854,443

See notes to financial statements

ENTERPRISE Accumulation Trust

4

Enterprise Capital Appreciation Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$162,308 (1)
Interest	3,333
Securities lending income	1,252

Total investment income	166,893

Expenses:

Investment advisory fees	163,061
Custodian and fund accounting fees	13,330
Reports to shareholders	888
Trustees’ fees	1,003
Audit and legal fees	5,731
Shareholder servicing fees	23,256
Other expenses	1,063

Total expenses	208,332

Expenses reduced by expense offset arrangements	(7,020)

Total expenses, net of expense offset arrangements	201,312

Net investment income (loss)	(34,419)

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(1,088,763)
Net realized gain (loss) on foreign currency transactions	(14,807)
Net change in unrealized gain (loss) on investments	7,187,978
Net change in unrealized gain (loss) on foreign currency transactions	(275)

Net realized and unrealized gain (loss)	6,084,133

Net increase (decrease) in net assets resulting from operations	$6,049,714

(1)	Net of foreign taxes withheld of $5,178.

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Capital Appreciation Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$(34,419)	$(78,910)
Net realized gain (loss)	(1,103,570)	(5,851,923)
Net change in unrealized gain (loss)	7,187,703	(3,616,410)

Increase (decrease) in net assets resulting from operations	6,049,714	(9,547,243)

Distributions to shareholders from:

Net investment income	—	—
Net realized gains	—	—

Total distributions to shareholders	—	—

From capital share transactions:

Shares sold	2,099,264	6,546,468
Reinvestment of distributions	—	—
Shares redeemed	(4,172,555)	(10,927,371)

Total increase (decrease) in net assets resulting from capital share transactions	(2,073,291)	(4,380,903)

Total increase (decrease) in net assets	3,976,423	(13,928,146)

Net assets:

Beginning of period	43,613,771	57,541,917

End of period	$47,590,194	$43,613,771

Capital share activity:

Shares issued	417,795	1,168,694
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(864,856)	(2,045,954)

Net increase (decrease)	(447,061)	(877,260)

Undistributed (accumulated) net investment income (loss)	$(34,419)	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Capital Appreciation Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,								For the Period 12/01/98 through 12/31/1998
			2002		2001		2000		1999

Net asset value, beginning of period	$4.73		$5.69		$7.09		$8.65		$5.57		$5.00

Income from investment operations:
Net investment income (loss)	0.00	C,D	(0.01	)C	0.00	C,D	0.05	C	(0.03	)C	0.00	D
Net realized and unrealized gain (loss) on investments	0.69		(0.95)		(1.36)		(1.20)		3.11		0.57

Total from investment operations	0.69		(0.96)		(1.36)		(1.15)		3.08		0.57

Less dividends and distributions:
Dividends from net investment income	—		—		(0.04)		—		—		—
Distributions from capital gains	—		—		—		(0.41)		—		—

Total distributions	—		—		(0.04)		(0.41)		—		—

Net asset value, end of period	$5.42		$4.73		$5.69		$7.09		$8.65		$5.57

Total return	14.59	%B	(16.87)%		(19.11)%		(13.82)%		55.30%		11.40	%B
Net assets end of period (in thousands)	$47,590		$43,614		$57,542		$72,982		$33,129		$511
Ratio of expenses to average net assets	0.93	%A	0.87%		0.86%		0.86%		1.16%		1.30	%A
Ratio of expenses to average net assets (excluding expense offset arrangements)	0.96	%A	0.88%		0.87%		0.86%		1.16%		1.30	%A
Ratio of net investment income (loss) to average net assets	(0.16	)%A	(0.15)%		(0.04)%		0.62%		(0.41)%		(0.95	)%A
Portfolio turnover	42%		109%		115%		123%		247%		1%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Capital Appreciation Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, which is wholly-owned by The MONY Group Inc. and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.85%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $23,263 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$18,142,882	$21,273,270

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio owned	Current Value of Collateral Held At June 30, 2003
$3,646,044	3,754,028	$3,754,028

6. Directed Brokerage

The Portfolio may direct certain security trades to brokers who pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. Under these arrangements, the Portfolio had expenses reduced by $7,020 during the six months ended June 30, 2003.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

7. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$40,854,443	$8,184,112	($672,308)	$7,511,804

ENTERPRISE Accumulation Trust

11

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

CAPITAL APPRECIATION PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

13

Enterprise Deep Value Portfolio

SUBADVISER’S COMMENTS

Wellington Management Company, LLP

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Wellington Management Company, LLP (“Wellington”), which manages approximately $337 billion for institutional clients and whose usual investment minimum for this investment objective is $20 million, is subadviser to the Enterprise Deep Value Portfolio.

Investment Objective

The objective of the Enterprise Deep Value Portfolio is to seek total return through capital appreciation with income as a secondary consideration.

First Half 2003 Performance Review

How did the Portfolio perform for the period from May 1- June 30, 2003?

The Portfolio commenced operations on May 1, 2003. For the two-month period, the Portfolio returned 7.80%. The Portfolio outperformed its benchmark, the Russell 1000 Value Index, which returned 7.79%. The Portfolio outperformed its peer group, the Lipper Large-Cap Value Funds Index, which returned 7.37%.

How would you describe the investment environment during the period?

The equity market rally that began in March continued throughout the second quarter. Hints of an economic rebound bolstered confidence that the worst was behind us. Risk premia declined and time horizons expanded, consequently many of the worst performing stocks of 2002 rebounded significantly. In this environment, the Russell 1000 Value Index return of 17.3% outperformed the Russell 1000 Growth Index return of 14.3% by roughly 3% as the consumer discretionary, financials, utilities and telecommunication services sectors led the rally.

What strategies affected Portfolio performance during the period?

For the two-month period, the Portfolio benefited from strong stock selection in the consumer discretionary sector. A strong performer in this sector was fast food chain McDonald’s Corporation. McDonald’s is currently in a turnaround mode with the launch of new products in the U.S. market, for example, salads and the focus on improving customer service. Further, in Europe, the company is building sales momentum with the scare of mad cow disease now behind it. The performance of this stock has also been buoyed by the weak U.S. dollar as nearly 50% of the company’s operating income is derived from international markets.

The Portfolio’s performance was negatively impacted by the information technology sector. Among the Portfolio’s holdings, Nokia was the weakest performer. Nokia has suffered due to weaker than normal unit sales and the weakness of the U.S. dollar.

What changes were made to the Portfolio over the period?

The two-month period since the launch of the Portfolio in May was spent getting fully invested. As of June 30, 2003, the Portfolio’s largest overweight relative to the Russell 1000 Value Index was in the telecommunication services sector, while the largest relative underweight was in the consumer discretionary sector.

Investments in small-capitalization and mid-capitalization stocks are generally riskier than large-capitalization stocks due to greater earnings and price fluctuations.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Deep Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 94.47%

Automotive — 0.76%

AutoNation Inc. (a)	600	$9,432

Banking — 11.99%

Bank of America Corporation	600	47,418
Bank One Corporation	300	11,154
Comerica Inc.	200	9,300
National City Corporation	1,400	45,794
Wells Fargo & Company	700	35,280

		148,946

Cable — 1.86%

Comcast Corporation (Class A) (a)	800	23,064

Chemicals — 3.00%

Ashland Inc.	400	12,272
Du Pont (E. I.) de Nemours & Company	600	24,984

		37,256

Computer Hardware — 1.89%

Hewlett-Packard Company	1,100	23,430

Consumer Products — 1.70%

Kimberly-Clark Corporation	200	10,428
Nike, Inc. (Class B)	200	10,698

		21,126

Crude & Petroleum — 6.95%

ChevronTexaco Corporation	400	28,880
ExxonMobil Corporation	1,600	57,456

		86,336

Electrical Equipment — 0.82%

Emerson Electric Company	200	10,220

Electronics — 0.38%

Rockwell Automation Inc.	200	4,768

Energy — 2.98%

Exelon Corporation	400	23,924
Progress Energy Inc.	300	13,170

		37,094

Finance — 1.35%

Goldman Sachs Group Inc.	200	16,750

Food, Beverages & Tobacco — 3.09%

Kellogg Company	600	20,622
PepsiCo Inc.	400	17,800

		38,422

Health Care — 1.15%

C.R. Bard Inc.	200	14,262

Hotels & Restaurants — 1.60%

McDonald’s Corporation	900	19,854

	Number of Shares	Value

Insurance — 2.65%

ACE Ltd.	400	$13,716
Cigna Corporation	300	14,082
Marsh & McLennan Companies Inc.	100	5,107

		32,905

Machinery — 1.79%

Caterpillar Inc.	400	22,264

Media — 1.55%

AOL Time Warner Inc. (a)	1,200	19,308

Medical Instruments — 1.31%

Beckman Coulter Inc.	400	16,256

Metals & Mining — 2.00%

Alcoa Inc.	400	10,200
Nucor Corporation	300	14,655

		24,855

Misc. Financial Services — 6.79%

Citigroup Inc.	1,400	59,920
Fannie Mae	300	20,232
Morgan Stanley Dean Witter & Company	100	4,275

		84,427

Multi-Line Insurance — 1.22%

Hartford Financial Services Group Inc.	300	15,108

Oil Services — 1.88%

GlobalSantaFe Corporation	1,000	23,340

Paper & Forest Products — 1.74%

Weyerhaeuser Company	400	21,600

Pharmaceuticals — 3.02%

Pfizer Inc.	1,100	37,565

Property-Casualty Insurance — 3.02%

Chubb Corporation	200	12,000
St. Paul Companies Inc.	700	25,557

		37,557

Real Estate — 0.39%

Archstone Smith Trust	200	4,800

Retail — 2.53%

CVS Corporation	600	16,818
Dollar General Corporation	800	14,608

		31,426

Savings and Loan — 3.99%

Washington Mutual Inc.	1,200	49,560

Semiconductors — 4.65%

Applied Materials Inc. (a)	1,000	15,860
Intel Corporation	1,100	22,862
Teradyne Inc. (a)	1,100	19,041

		57,763

ENTERPRISE Accumulation Trust

2

Enterprise Deep Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares	Value

Telecommunications — 9.36%

AT&T Corporation	700	$13,475
BellSouth Corporation	1,000	26,630
SBC Communications Inc.	1,900	48,545
Verizon Communications Inc.	700	27,615

		116,265

Transportation — 1.97%

CSX Corporation	300	9,027
Southwest Airlines Company	900	15,480

		24,507

Utilities — 3.08%

Dominion Resources Inc.	300	19,281
National Fuel Gas Company	300	7,815
PPL Corporation	100	4,300
SCANA Corporation	200	6,856

		38,252

Waste Management — 2.01%

Republic Services Inc. (a)	1,100	24,937

Total Domestic Common Stocks
(Identified cost $1,103,797)		1,173,655

	Number of Shares	Value

Foreign Stocks — 5.02%

Manufacturing — 1.38%

Tyco International Ltd.	900	$17,082

Oil Services — 1.92%

Shell Transport & Trading Company (ADR)	600	23,910

Wireless Communications — 1.72%

Nokia Corporation (Class A) (ADR)	1,300	21,359

Total Foreign Stocks
(Identified cost $59,576)		62,351

Total Investments
(Identified cost $1,163,373)		$1,236,006

Other Assets Less Liabilities — 0.51%		6,329

Net Assets — 100%		$1,242,335

(a)	Non-income producing security.
(ADR)	American Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Deep Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$1,236,006
Investment income receivable	1,257
Receivable for fund shares sold	4,869
Due from investment adviser	1,170
Cash	2,167

Total assets	1,245,469

Liabilities:

Payable for fund shares redeemed	25
Shareholder servicing fees payable	10
Accrued expenses and other liabilities	3,099

Total liabilities	3,134

Net Assets	$1,242,335

Analysis of Net Assets:

Paid-in capital	$1,164,397
Undistributed (accumulated) net investment income (loss)	1,589
Undistributed (accumulated) net realized gain (loss)	3,716
Unrealized appreciation (depreciation)	72,633

Net Assets	$1,242,335

Shares outstanding	115,255

Net asset value per share	$10.78

Investments at cost	$1,163,373

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Deep Value Portfolio

STATEMENT OF OPERATIONS

(Unaudited) For the Period May 1, 2003(1) to June 30, 2003
Investment income:

Dividends	$3,488
Interest	50

Total investment income	3,538

Expenses:

Investment advisory fees	1,392
Custodian and fund accounting fees	1,952
Trustees’ fees	153
Audit and legal fees	690
Shareholder servicing fees	16
Other expenses	308

Total expenses	4,511

Expense reimbursement	(2,562)

Total expenses, net of reimbursement	1,949

Net investment income (loss)	1,589

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	3,716
Net change in unrealized gain (loss) on investments	72,633

Net realized and unrealized gain (loss)	76,349

Net increase (decrease) in net assets resulting from operations	$77,938

(1)	Commencement of operations.

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Deep Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period May 1, 2003 through June 30, 2003
From operations:

Net investment income (loss)	$1,589
Net realized gain (loss)	3,716
Net change in unrealized gain (loss)	72,633

Increase (decrease) in net assets resulting from operations	77,938

Distributions to shareholders from:

Net investment income	—
Net realized gains	—

Total distributions to shareholders	—

From capital share transactions:

Shares sold	1,164,422
Reinvestment of distributions	—
Shares redeemed	(25)

Total increase (decrease) in net assets resulting from capital share transactions	1,164,397

Total increase (decrease) in net assets	1,242,335

Net assets:

Beginning of period	—

End of period	$1,242,335

Capital share activity:

Shares issued	115,257
Shares issued in reinvestment of distributions	—
Shares redeemed	(2)

Net increase (decrease)	115,255

Undistributed net investment income (loss)	$1,589

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Deep Value Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) For the Period May 1, 2003 to June 30, 2003

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)C	0.01
Net realized and unrealized gain (loss) on investments	0.77

Total from investment operations	0.78

Less dividends and distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$10.78

Total return	7.80	%B
Net assets end of period (in thousands)	$1,242
Ratio of expenses to average net assets	1.05	%A
Ratio of expenses to average net assets (excluding reimbursement)	2.43	%A
Ratio of net investment income (loss) to average net assets	0.86	%A
Portfolio turnover rate	4%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Deep Value Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the period ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $29 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $1,078,000 in the Portfolio at June 30, 2003.

For the period ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the period ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$1,203,840	$44,182

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. There was no securities lending activity for the period ended June 30, 2003.

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the period ended June 30, 2003.

ENTERPRISE Accumulation Trust

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$1,163,373	$78,617	$(5,984)	$72,633

ENTERPRISE Accumulation Trust

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TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

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Enterprise Accumulation Trust

DEEP VALUE PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

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Enterprise Equity Portfolio

SUBADVISER’S COMMENTS

TCW Investment Management Company

Los Angeles, California

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

TCW Investment Management Company (“TCW”), a wholly owned subsidiary of TCW Group, Inc., is subadviser to the Enterprise Equity Portfolio. TCW manages approximately $84.2 billion for institutional clients and its normal investment minimum for this investment objective is $100 million.

Investment Objective

The objective of the Enterprise Equity Portfolio is long-term capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 27.21%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 11.77%. The Portfolio outperformed its peer group, the Lipper Large-Cap Growth Funds Index, which returned 11.76%.

How would you describe the investment environment during the period?

In the face of widespread negative sentiment, the markets have rallied nicely over the past six months. Corporate earnings have provided positive surprises throughout the period. As the first half of the year progressed, investors were treated to more good news in the form of lower energy prices resulting from a quick resolution of the Iraq war, a further reduction in the Fed Funds Rate to 1% and the passage of a substantial fiscal stimulus package. This market has taken many by surprise, as economic indicators, while improving, appear mixed. After the trauma of the past “bear” market many investors remain on the sidelines. High-quality growth companies have been the best performers, as investors have come to realize how well positioned these businesses are in an improving economy.

What strategies affected Portfolio performance during the period?

As always, TCW has emphasized leading companies that possess sustainable competitive advantages and sell their products into growing addressable markets. This has led TCW to technology companies, which are seeing improved cyclical demand, well established bio-tech companies with potentially attractive new products, profitable electronic commerce businesses and a number of other attractive investments.

What changes were made to the Portfolio over the period?

During the six-month period, Harley-Davidson, Inc., Viacom Inc., Walgreen Company and Yahoo! Inc. were added to the Portfolio. Harley-Davidson, Inc. has developed a remarkably strong brand that has enabled them to maintain among the highest levels of profitability for an industrial company. Viacom has an impressive set of top tier media properties. Through these and a wide array of media distribution assets, they have a leading market share in most entertainment segments. Both Harley-Davidson, Inc. and Viacom Inc. benefit from a continued long-term trend of growth in spending for leisure and tourism. TCW believes that Walgreen Company is the best run retail pharmacy chain in the U.S. and will continue to consistently gain share from weaker competitors in the $150 billion U.S. drug market. Yahoo! Inc. is the best-known web-based media company in the world, which is well positioned for substantial long-term growth.

ENTERPRISE Accumulation Trust

1

Enterprise Equity Portfolio

SUBADVISER’S COMMENTS — (Continued)

During the same period, TCW sold the Portfolio’s positions in Biogen Inc., Juniper Networks Inc., Paychex Inc. and Pfizer Inc. Biogen Inc. was sold as TCW realized the company might lose its product advantage in the multiple sclerosis and arthritis product categories. Juniper Networks Inc. possesses a distinct advantage in some of their high-end network equipment products. Presently, their customer base is experiencing difficulties and it is not clear when business conditions will improve. In light of this, TCW has sold the Portfolio’s positions in Juniper in case a lack of cash flow prevents Juniper from maintaining their product advantage. Paychex Inc. was sold as a result of a belief that the growth rate of the payroll processing industry may be maturing and the company may face pricing pressure from new competitors. Pfizer Inc. was sold on the belief that their organic growth rate has slowed and more of their earnings growth will be derived from cost cutting related acquisitions.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 99.95%

Automotive — 0.84%

Harley-Davidson Inc.	50,500	$2,012,930

Biotechnology — 15.00%

Amgen Inc. (a)	182,200	12,105,368
Genentech Inc. (a)	230,380	16,615,006
MedImmune Inc. (a)	195,300	7,103,061

		35,823,435

Broadcasting — 1.84%

Viacom Inc. (Class B) (a)	100,700	4,396,562

Computer Hardware — 6.83%

Cisco Systems Inc. (a)	337,000	5,624,530
Dell Computer Corporation (a)	334,600	10,693,816

		16,318,346

Computer Services — 14.37%

Network Appliance Inc. (a) (o)	911,300	14,772,173
Pixar Inc. (a) (o)	143,000	8,700,120
Yahoo! Inc. (a)	331,700	10,866,492

		34,338,785

Computer Software — 4.94%

Microsoft Corporation	256,900	6,579,209
Siebel Systems Inc. (a)	547,500	5,223,150

		11,802,359

Electrical Equipment — 2.03%

General Electric Company	168,800	4,841,184

Insurance — 13.30%

AFLAC Inc.	235,100	7,229,325
Progressive Corporation	335,885	24,553,193

		31,782,518

Misc. Financial Services — 2.20%

Charles Schwab Corporation	521,250	5,259,412

Multi-Line Insurance — 1.67%

American International Group Inc.	72,150	3,981,237

Pharmaceuticals — 3.77%

Eli Lilly & Company	130,500	9,000,585

	Number of Shares or Principal Amount	Value

Retail — 14.63%

Amazon.com Inc. (a)	364,230	$13,290,753
eBay Inc. (a)	104,300	10,865,974
Wal-Mart Stores Inc.	123,800	6,644,346
Walgreen Company	138,200	4,159,820

		34,960,893

Semiconductors — 13.62%

Applied Materials Inc. (a)	512,160	8,122,858
Intel Corporation	375,100	7,796,078
Maxim Integrated Products Inc.	299,600	10,243,324
Xilinx Inc. (a)	251,800	6,373,058

		32,535,318

Telecommunications — 1.91%

QUALCOMM Inc. (a)	127,700	4,565,275

Transportation — 3.00%

Southwest Airlines Company	416,450	7,162,940

Total Domestic Common Stocks
(Identified cost $276,166,661)		238,781,779

Repurchase Agreement — 0.57%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $1,357,026 Collateral: U.S. Treasury Note $1,375,000, 1.75% due 12/31/04 Value $1,386,021	$1,357,000	1,357,000

Total Repurchase Agreement
(Identified cost $1,357,000)		1,357,000

Total Investments
(Identified cost $277,523,661)		$240,138,779

Other Assets Less Liabilities — (0.52)%		(1,243,441)

Net Assets — 100%		$238,895,338

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2003.

See notes to financial statements.

ENTERPRISE Accumulation Trust

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Enterprise Equity Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$240,138,779
Investment purchased in connection with securities lending, at value (Note 5)	23,580,700
Investment income receivable	44,996
Receivable for fund shares sold	401
Cash	472
Other assets	4,638

Total assets	263,769,986

Liabilities:

Payable for fund shares redeemed	1,187,341
Payable due upon sale of investments in connection with securities lending (Note 5)	23,580,700
Shareholder servicing fees payable	59,350
Accrued expenses and other liabilities	47,257

Total liabilities	24,874,648

Net Assets	$238,895,338

Analysis of Net Assets:

Paid-in capital	$386,465,250
Undistributed (accumulated) net investment income (loss)	(578,530)
Undistributed (accumulated) net realized gain (loss)	(109,606,500)
Unrealized appreciation (depreciation)	(37,384,882)

Net Assets	$238,895,338

Shares outstanding	15,338,755

Net asset value per share	$15.57

Investments at cost	$277,523,661

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Equity Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$388,030
Interest	32,737
Securities lending income	10,232

Total investment income	430,999

Expenses:

Investment advisory fees	844,897
Custodian and fund accounting fees	30,756
Reports to shareholders	174
Trustees’ fees	3,415
Audit and legal fees	23,462
Shareholder servicing fees	116,822
Other expenses	7,038

Total expenses	1,026,564

Expenses reduced by expense offset arrangements	(17,035)

Total expenses, net of expense offset arrangements	1,009,529

Net investment income (loss)	(578,530)

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(19,890,250)
Net change in unrealized gain (loss) on investments	72,115,834

Net realized and unrealized gain (loss)	52,225,584

Net increase (decrease) in net assets resulting from operations	$51,647,054

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Equity Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$(578,530)	$(1,528,915)
Net realized gain (loss)	(19,890,250)	(62,598,017)
Net change in unrealized gain (loss)	72,115,834	(34,182,575)

Increase (decrease) in net assets resulting from operations	51,647,054	(98,309,507)

Distributions to shareholders from:

Net investment income	—	—
Net realized gains	—	—

Total distributions to shareholders	—	—

From capital share transactions:

Shares sold	11,114,504	29,106,977
Reinvestment of distributions	—	—
Shares redeemed	(23,453,071)	(78,530,627)

Total increase (decrease) in net assets resulting from capital share transactions	(12,338,567)	(49,423,650)

Total increase (decrease) in net assets	39,308,487	(147,733,157)

Net assets:

Beginning of period	199,586,851	347,320,008

End of period	$238,895,338	$199,586,851

Capital share activity:

Shares issued	788,409	1,883,773
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(1,753,137)	(5,615,529)

Net increase (decrease)	(964,728)	(3,731,756)

Undistributed (accumulated) net investment income (loss)	$(578,530)	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Equity Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,
			2002		2001		2000		1999		1998

Net asset value, beginning of period	$12.24		$17.34		$27.92		$38.62		$36.82		$35.09

Income from investment operations:
Net investment income (loss)	(0.04	)C	(0.08	)C	(0.14	)C	(0.21	)C	0.23	C	0.46
Net realized and unrealized gain (loss) on investments	3.37		(5.02)		(6.42)		0.27	D	4.86		3.00

Total from investment operations	3.33		(5.10)		(6.56)		0.06		5.09		3.46

Less dividends and distributions:
Dividends from net investment income	—		—		—		(0.29)		(0.52)		(0.37)
Distributions from capital gains	—		—		(4.02)		(10.47)		(2.77)		(1.36)

Total distributions	—		—		(4.02)		(10.76)		(3.29)		(1.73)

Net asset value, end of period	$15.57		$12.24		$17.34		$27.92		$38.62		$36.82

Total return	27.21	%B	(29.41)%		(18.81)%		(5.18)%		15.61%		9.90%
Net assets end of period (in thousands)	$238,895		$199,587		$347,320		$487,915		$587,324		$621,338
Ratio of expenses to average net assets (excluding expense offset arrangements)	0.96	%A	0.90%		0.88%		0.87%		0.82%		0.83%
Ratio of expenses to average net assets	0.96	%A	0.89%		0.88%		0.87%		0.82%		0.83%
Ratio of net investment income (loss) to average net assets	(0.55	)%A	(0.58)%		(0.65)%		(0.55)%		0.63%		1.42%
Portfolio turnover rate	14%		15%		21%		44%		155%		30%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Per share income from investment operations may vary from anticipated results depending on the timing of capital share purchases and redemptions.

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Equity Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Foreign Currency Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $116,849 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.15%.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$30,345,374	$41,150,015

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$23,316,644	23,580,700	$23,580,700

6. Directed Brokerage

The Portfolio may direct certain security trades to brokers who pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. Under these arrangements, the Portfolio had expenses reduced by $17,035 during the six months ended June 30, 2003.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

7. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$277,523,661	$40,622,225	($78,007,107)	($37,384,882)

ENTERPRISE Accumulation Trust

11

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

EQUITY PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

13

Enterprise Equity Income Portfolio

SUBADVISER’S COMMENTS

Boston Advisors, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Boston Advisors, Inc. (“Boston Advisors”) is subadviser to the Enterprise Equity Income Portfolio. Boston Advisors is a member of The MONY Group Inc. (NYSE: MNY) and manages approximately $3.9 billion for institutional clients. Its normal investment minimum is $5 million.

Investment Objective

The objective of the Enterprise Equity Income Portfolio is to seek a combination of growth and income to achieve an above-average and consistent total return.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 7.35%. The Portfolio underperformed its benchmark, the S&P 500/Barra Value Index, which returned 12.29%. The Portfolio underperformed its peer group, the Lipper Equity Income Funds Index, which returned 9.49%.

How would you describe the investment environment during the period?

The investment environment at the beginning of the year was as challenging as any. Despite an improving economy, investor preoccupation with terrorism, war with Iraq and corporate governance issues prevented stocks from making any headway. Indeed, most stock indices had registered declines by the end of the first quarter. The environment improved dramatically during the latter part of the period largely due to an unwinding of investor anxiety. As a result, stock price gains were significant.

What strategies affected Portfolio performance during the period?

Higher than average cash levels provided ballast early in the period when markets were weak and also mitigated the Portfolio’s over-weight position in industrial stocks. The industrial sector over-weight proved too early and possibly too aggressive a posture for the Portfolio, given the relatively modest pace of the economic improvement experienced this year.

What changes were made to the Portfolio over the period?

The Portfolio’s weighting in pharmaceutical and industrial stocks was reduced while its exposure to financial and utility stocks was increased. Boston Advisors also modestly increased the Portfolio’s exposure to basic material and technology stocks.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Equity Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 88.79%

Aerospace — 0.82%

Raytheon Company	10,000	$328,400

Automotive — 4.37%

Cummins Inc. (o)	7,100	254,819
Ford Motor Company	37,700	414,323
General Motors Corporation (o)	8,000	288,000
Genuine Parts Company	10,000	320,100
Johnson Controls Inc.	5,500	470,800

		1,748,042

Banking — 7.59%

Bank of America Corporation	7,000	553,210
Bank One Corporation	10,000	371,800
J. P. Morgan Chase & Company	15,200	519,536
KeyCorp	15,000	379,050
SouthTrust Corporation	13,500	367,200
U.S. Bancorp	18,000	441,000
Wells Fargo & Company	8,000	403,200

		3,034,996

Chemicals — 2.95%

Cabot Corporation	12,600	361,620
Dow Chemical Company	16,000	495,360
RPM International Inc.	23,600	324,500

		1,181,480

Computer Hardware — 0.96%

Hewlett-Packard Company	18,000	383,400

Computer Services — 0.71%

Electronic Data Systems Corporation	13,200	283,140

Consumer Products — 3.20%

Gillette Company	16,000	509,760
Procter & Gamble Company	1,500	133,770
Whirlpool Corporation	10,000	637,000

		1,280,530

Crude & Petroleum — 1.53%

ExxonMobil Corporation	17,000	610,470

Electrical Equipment — 1.79%

General Electric Company	25,000	717,000

Electronics — 1.78%

PerkinElmer Inc.	24,500	338,345
Rockwell Automation Inc.	15,600	371,904

		710,249

Energy — 7.09%

Energen Corporation	11,000	366,300
Entergy Corporation	14,000	738,920
Equitable Resources Inc.	10,000	407,400
Exelon Corporation	9,000	538,290
Questar Corporation	12,000	401,640
UGI Corporation	12,000	380,400

		2,832,950

	Number of Shares	Value

Food, Beverages & Tobacco — 5.36%

Archer-Daniels-Midland Company	29,400	$378,378
Coca-Cola Company	12,000	556,920
General Mills Inc.	10,700	507,287
J.M. Smucker Company (o)	10,000	398,900
Sara Lee Corporation	16,000	300,960

		2,142,445

Insurance — 1.66%

Marsh & McLennan Companies Inc.	13,000	663,910

Machinery — 4.79%

Caterpillar Inc.	10,500	584,430
Deere & Company	14,000	639,800
Pitney Bowes Inc.	18,000	691,380

		1,915,610

Manufacturing — 2.58%

3M Company	1,900	245,062
Eaton Corporation	10,000	786,100

		1,031,162

Metals & Mining — 1.36%

Alcoa Inc.	8,000	204,000
Worthington Industries Inc.	25,400	340,360

		544,360

Misc. Financial Services — 4.34%

Citigroup Inc.	14,000	599,200
Fannie Mae	8,000	539,520
Morgan Stanley Dean Witter & Company	14,000	598,500

		1,737,220

Multi-Line Insurance — 1.86%

Lincoln National Corporation	7,000	249,410
SAFECO Corporation	14,000	493,920

		743,330

Oil Services — 6.90%

ConocoPhillips	5,000	274,000
Kerr-McGee Corporation	6,000	268,800
KeySpan Corporation	15,000	531,750
Marathon Oil Corporation	11,600	305,660
Occidental Petroleum Corporation	18,000	603,900
Schlumberger Ltd.	8,000	380,560
Sunoco Inc.	10,400	392,496

		2,757,166

Paper & Forest Products — 3.08%

Georgia-Pacific Group	17,000	322,150
MeadWestvaco Corporation	15,000	370,500
Weyerhaeuser Company	10,000	540,000

		1,232,650

ENTERPRISE Accumulation Trust

2

Enterprise Equity Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares	Value

Paper Products — 0.89%

International Paper Company	10,000	$357,300

Pharmaceuticals — 8.10%

Abbott Laboratories	12,000	525,120
Bristol-Myers Squibb Company	16,000	434,400
Eli Lilly & Company	4,350	300,020
Merck & Company Inc.	14,000	847,700
Pfizer Inc.	17,100	583,965
Wyeth	12,000	546,600

		3,237,805

Printing & Publishing — 1.71%

McGraw-Hill Companies Inc.	11,000	682,000

Property-Casualty Insurance — 3.54%

Allstate Corporation	16,000	570,400
Chubb Corporation	8,000	480,000
St. Paul Companies Inc.	10,000	365,100

		1,415,500

Real Estate — 0.78%

Equity Residential Properties Trust	12,000	311,400

Savings and Loan — 0.83%

Washington Mutual Inc.	8,000	330,400

Technology — 1.01%

Monsanto Company	18,600	402,504

Telecommunications — 2.71%

BellSouth Corporation	20,000	532,600
Verizon Communications Inc.	14,000	552,300

		1,084,900

Utilities — 4.50%

Dominion Resources Inc.	11,000	706,970
FPL Group Inc.	6,000	401,100
Weststar Energy Inc.	24,500	397,635
WGL Holdings Inc.	11,000	293,700

		1,799,405

Total Domestic Common Stocks
(Identified cost $35,922,373)		35,499,724

	Number of Shares or Principal Amount	Value

Foreign Stocks — 0.86%

Crude & Petroleum — 0.86%

BP (ADR)	8,200	$344,564

Total Foreign Stocks
(Identified cost $329,023)		344,564

Commercial Paper — 11.44%

UBS Finance Inc. 1.31% due 07/01/03	$4,572,000	4,572,000

Total Commercial Paper
(Identified cost $4,572,000)		4,572,000

Total Investments
(Identified cost $40,823,396)		$40,416,288

Other Assets Less Liabilities — (1.09)%		(436,066)

Net Assets — 100%		$39,980,222

(o)	Security, or portion thereof, out on loan at June 30, 2003.
(ADR)	American Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Equity Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$40,416,288
Investment purchased in connection with securities lending, at value (Note 5)	862,258
Investment income receivable	61,897
Receivable for fund shares sold	6,458
Cash	890
Other assets	983

Total assets	41,348,774

Liabilities:

Payable for fund shares redeemed	153,786
Payable for investments purchased	332,131
Payable due upon sale of investments in connection with securities lending (Note 5)	862,258
Shareholder servicing fees payable	9,912
Accrued expenses and other liabilities	10,465

Total liabilities	1,368,552

Net Assets	$39,980,222

Analysis of Net Assets:

Paid-in capital	$47,920,677
Undistributed (accumulated) net investment income (loss)	915,031
Undistributed (accumulated) net realized gain (loss)	(8,448,378)
Unrealized appreciation (depreciation)	(407,108)

Net Assets	$39,980,222

Shares outstanding	8,834,968

Net asset value per share	$4.53

Investments at cost	$40,823,396

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Equity Income Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$485,678	(1)
Interest	14,855
Securities lending income	495

Total investment income	501,028

Expenses:

Investment advisory fees	138,010
Custodian and fund accounting fees	10,022
Reports to shareholders	667
Trustees’ fees	886
Audit and legal fees	5,611
Shareholder servicing fees	19,575
Other expenses	1,157

Total expenses	175,928

Net investment income (loss)	325,100

Realized and unrealized gain (loss) —net:

Net realized gain (loss) on investments	(2,482,059)
Net change in unrealized gain (loss) on investments	4,743,006

Net realized and unrealized gain (loss)	2,260,947

Net increase (decrease) in net assets resulting from operations	$2,586,047

(1)	Net of foreign taxes withheld of $310.

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Equity Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$325,100	$594,384
Net realized gain (loss)	(2,482,059)	(3,051,882)
Net change in unrealized gain (loss)	4,743,006	(4,586,154)

Increase (decrease) in net assets resulting from operations	2,586,047	(7,043,652)

Distributions to shareholders from:

Net investment income	—	(508,560)
Net realized gains	—	—

Total distributions to shareholders	—	(508,560)

From capital share transactions:

Shares sold	3,920,042	14,598,799
Reinvestment of distributions	—	505,733
Shares redeemed	(4,241,425)	(10,343,089)

Total increase (decrease) in net assets resulting from capital share transactions	(321,383)	4,761,443

Total increase (decrease) in net assets	2,264,664	(2,790,769)

Net assets:

Beginning of period	37,715,558	40,506,327

End of period	$39,980,222	$37,715,558

Capital share activity:

Shares issued	923,849	3,020,675
Shares issued in reinvestment of distributions	—	125,181
Shares redeemed	(1,015,658)	(2,290,761)

Net increase (decrease)	(91,809)	855,095

Undistributed net investment income (loss)	$915,031	$589,931

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Equity Income Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,				For the Period 12/01/98 through 12/31/1998
			2002	2001	2000	1999

Net asset value, beginning of period	$4.22		$5.02	$5.69	$5.37	$5.09	$5.00

Income from investment operations:
Net investment income (loss)	0.04	C	0.07C	0.07C	0.08C	0.06C	—
Net realized and unrealized gain (loss) on investments	0.27		(0.81)	(0.69)	0.26	0.23	0.09

Total from investment operations	0.31		(0.74)	(0.62)	0.34	0.29	0.09

Less dividends and distributions:
Dividends from net investment income	—		(0.06)	(0.05)	(0.02)	(0.01)	—
Distributions from capital gains	—		—	—	—	—	—

Total distributions	—		(0.06)	(0.05)	(0.02)	(0.01)	—

Net asset value, end of period	$4.53		$4.22	$5.02	$5.69	$5.37	$5.09

Total return	7.35	%B	(14.76)%	(10.75)%	6.45%	5.70%	1.80	%B
Net assets end of period (in thousands)	$39,980		$37,716	$40,506	$32,829	$27,997	$465
Ratio of expenses to average net assets	0.96	%A	0.90%	0.88%	0.88%	1.05%	1.05	%A
Ratio of expenses to average net assets (excluding reimbursement)	0.96	%A	0.90%	0.88%	0.88%	1.20%	66.67	%A
Ratio of net investment income (loss) to average net assets	1.77	%A	1.44%	1.43%	1.43%	1.21%	0.54	%A
Portfolio turnover	36%		35%	36%	37%	18%	0%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Equity Income Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.75%. A portion of the management fee received by ECM is paid to the subadviser. Boston Advisors, Inc., a wholly-owned subsidiary of The MONY Group Inc., is the subadviser for the Portfolio. For the six months ended June 30, 2003, ECM incurred subadvisory fees payable to Boston Advisors, Inc. of $55,204. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $19,528 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $226,500 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$12,397,471	$13,730,849

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$838,085	862,257	$862,257

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$40,823,396	$1,502,054	$(1,909,162)	$(407,108)

ENTERPRISE Accumulation Trust

11

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

EQUITY INCOME PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

13

Enterprise Growth Portfolio

SUBADVISER’S COMMENTS

Montag & Caldwell, Inc.

Atlanta, Georgia

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Montag & Caldwell, Inc. (“Montag & Caldwell”) is subadviser to the Enterprise Growth Portfolio. Montag & Caldwell manages approximately $27.9 billion for institutional clients, and its normal investment minimum is $40 million.

Investment Objective

The objective of the Enterprise Growth Portfolio is to seek capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 8.29%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 11.77%. The Portfolio underperformed its peer group, the Lipper Large-Cap Growth Funds Index, which returned 11.76%.

How would you describe the investment environment during the period?

The modest economic recovery stalled during the first quarter as war broke out with Iraq, energy costs remained high, labor markets softened and consumer spending slowed. These economic and geopolitical trends contributed to a weak stock market environment during the first quarter of the year.

The stock market surged in the second quarter as investors reacted favorably to the swift resolution of major military action in Iraq and the federal fiscal and monetary stimulus applied to the domestic economy. With exuberance exceeding the fundamentals in many areas, the rebound was strongest in those sectors of the market that had been hit the hardest over the past three years, including utilities, telecom services and information technology. In addition, lower-quality stocks generally outperformed higher-quality issues, as evidenced by the 10.7% average quarterly gain for stocks rated “A” or “B” by Standard and Poor’s compared to a 30% gain for stocks rated “C” or “D.”

What strategies affected Portfolio performance during the period?

The Portfolio’s under-weighting in technology and the weak returns experienced by its consumer discretionary holdings were the primary factors in the Portfolio’s six month return being less than that of the market. Also, many higher-quality issues in the consumer staple and healthcare sectors lagged during the period. Issues that boosted relative returns included Walt Disney Company, Marriott International Inc. Costco Wholesale Corporation, Schlumberger Ltd., Amgen Inc., Masco Corporation and Caterpillar Inc.

What changes were made to the Portfolio over the period?

Montag did not add any new positions during the first quarter, but used market weakness to increase the Portfolio’s holdings in Walt Disney Company, Kohl’s Corporation, Microsoft Corporation, Newell Rubbermaid Inc. and Nokia Corporation. Montag trimmed the Portfolio’s positions in Citigroup, eBay and QUALCOMM.

ENTERPRISE Accumulation Trust

1

Enterprise Growth Portfolio

SUBADVISER’S COMMENTS — (Continued)

There were several changes during the second quarter. In the energy area, the Portfolio sold GlobalSanteFe Corporation and redeployed the funds in Baker Hughes, where Montag & Caldwell sees better diversification within the oil services area. In the technology area, the Portfolio added First Data Corporation, a transaction processing company; and Oracle Corporation, which provides enterprise software to major corporations. A position was initiated in Omnicom Group, a leading marketing and corporate communications firm. Montag & Caldwell also began a buy program in Genentech Inc., a biotechnology company with a very promising new product pipeline. Montag & Caldwell sold eBay Inc. as it exceeded its price objective. Existing positions that were added included Gannett Company, Nokia Corporation, QUALCOMM and UPS. Montag trimmed their positions in Amgen Inc., Costco Wholesale Corporation, Electronic Arts Inc., Kohl’s Corporation, Microsoft Corporation, Pfizer Corporation and TransOcean Inc.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Growth Portfolio

PORTFOLIO OF INVESTMENTS

 June 30, 2003  (Unaudited)

	Number of Shares	Value

Domestic Common Stocks — 93.19%

Advertising — 1.53%

Omnicom Group Inc.	52,100	$3,735,570

Biotechnology — 4.96%

Amgen Inc. (a)	150,752	10,015,963
Genentech Inc. (a)	28,700	2,069,844

		12,085,807

Building & Construction — 3.25%

Masco Corporation	331,964	7,917,341

Computer Services — 1.49%

First Data Corporation	87,700	3,634,288

Computer Software — 4.49%

Electronic Arts Inc. (a)	74,406	5,505,300
Microsoft Corporation	101,700	2,604,537
Oracle Corporation (a)	235,300	2,828,306

		10,938,143

Consumer Products — 15.71%

Colgate-Palmolive Company	210,673	12,208,500
Gillette Company	292,930	9,332,750
Newell Rubbermaid Inc.	214,600	6,008,800
Procter & Gamble Company	120,284	10,726,927

		38,276,977

Consumer Services — 2.53%

United Parcel Service Inc.	96,900	6,172,530

Entertainment & Leisure — 3.21%

Walt Disney Company	396,160	7,824,160

Food, Beverages & Tobacco — 6.91%

Coca-Cola Company	215,300	9,992,073
PepsiCo Inc.	154,045	6,855,003

		16,847,076

Hotels & Restaurants — 2.60%

Marriott International Inc. (Class A)	164,789	6,331,193

Insurance — 2.79%

Marsh & McLennan Companies Inc.	133,328	6,809,061

Machinery — 1.21%

Caterpillar Inc.	52,931	2,946,139

Manufacturing — 3.59%

3M Company	67,800	8,744,844

Media — 3.49%

Gannett Company Inc.	110,600	8,495,186

	Number of Shares or Principal Amount	Value

Medical Instruments — 4.91%

Medtronic Inc.	249,460	$11,966,596

Misc. Financial Services — 1.93%

Citigroup Inc.	110,000	4,708,000

Multi-Line Insurance — 3.64%

American International Group Inc.	160,777	8,871,675

Oil Services — 6.60%

Baker Hughes Inc.	82,000	2,752,740
Schlumberger Ltd.	225,174	10,711,527
Transocean Sedco Forex Inc. (a)	118,900	2,612,233

		16,076,500

Pharmaceuticals — 12.49%

Eli Lilly & Company	102,000	7,034,940
Johnson & Johnson	203,200	10,505,440
Pfizer Inc.	377,290	12,884,454

		30,424,834

Retail — 2.40%

Costco Wholesale Corporation (a)	65,428	2,394,665
Kohl’s Corporation (a)	67,100	3,447,598

		5,842,263

Telecommunications — 3.46%

QUALCOMM Inc.	235,500	8,419,125

Total Domestic Common Stocks
(Identified cost $217,123,731)		227,067,308

Foreign Stocks — 3.32%

Wireless Communications — 3.32%

Nokia Corporation (Class A) (ADR)	492,300	8,088,489

Total Foreign Stocks
(Identified cost $8,226,011)		8,088,489

Commercial Paper — 0.78%

General Electric Capital Corporation 1.24% due 07/15/03	$1,000,000	999,518
General Electric Capital Corporation 1.20% due 07/30/03	900,000	899,130

		1,898,648

Total Commercial Paper
(Identified cost $1,898,648)		1,898,648

ENTERPRISE Accumulation Trust

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Enterprise Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

Principal Amount		Value

Repurchase Agreement — 3.02%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $7,361,143 Collateral: U.S. Treasury Note $7,450,000, 1.75% due 12/31/04, Value $7,509,716	$7,361,000	$7,361,000

Total Repurchase Agreement
(Identified cost $7,361,000)		7,361,000

Total Investments
(Identified cost $234,609,390)		$244,415,445

Other Assets Less Liabilities — (0.31)%		(748,685)

Net Assets — 100%		$243,666,760

(a)	Non-income producing security.
(ADR)	American Depository Receipt.

ENTERPRISE Accumulation Trust

4

Enterprise Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$244,415,445
Investment income receivable	133,628
Receivable for fund shares sold	13,815
Cash	301
Other assets	6,037

Total assets	244,569,226

Liabilities:

Payable for fund shares redeemed	803,185
Shareholder servicing fees payable	60,816
Accrued expenses and other liabilities	38,465

Total liabilities	902,466

Net Assets	$243,666,760

Analysis of Net Assets:

Paid-in capital	$332,959,548
Undistributed (accumulated) net investment income (loss)	1,552,141
Undistributed (accumulated) net realized gain (loss)	(100,650,984)
Unrealized appreciation (depreciation)	9,806,055

Net Assets	$243,666,760

Shares outstanding	56,555,645

Net asset value per share	$4.31

Investments at cost	$234,609,390

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Growth Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$1,491,528	(1)
Interest	43,731
Securities lending income	13,246

Total investment income	1,548,505

Expenses:

Investment advisory fees	832,393
Custodian and fund accounting fees	27,721
Reports to shareholders	2,208
Trustees’ fees	2,223
Audit and legal fees	26,138
Shareholder servicing fees	121,212
Other expenses	5,501

Total expenses	1,017,396

Net investment income (loss)	531,109

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(3,938,852)
Net change in unrealized gain (loss) on investments	22,068,190

Net realized and unrealized gain (loss)	18,129,338

Net increase (decrease) in net assets resulting from operations	$18,660,447

(1)	Net of foreign taxes withheld of $20,308.

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$531,109	$1,021,083
Net realized gain (loss)	(3,938,852)	(40,972,525)
Net change in unrealized gain (loss)	22,068,190	(26,628,400)

Increase (decrease) in net assets resulting from operations	18,660,447	(66,579,842)

Distributions to shareholders from:

Net investment income	—	(944,092)
Net realized gains	—	—

Total distributions to shareholders	—	(944,092)

From capital share transactions:

Shares sold	18,066,351	45,061,705
Shares exchanged due to merger	16,158,177
Reinvestment of distributions	—	943,206
Shares redeemed	(17,828,306)	(50,150,263)

Total increase (decrease) in net assets resulting from capital share transactions	16,396,222	(4,145,352)

Total increase (decrease) in net assets	35,056,669	(71,669,286)

Net assets:

Beginning of period	208,610,091	280,279,377

End of period	$243,666,760	$208,610,091

Capital share activity:

Shares issued	4,287,758	9,733,913
Shares issued due to merger	4,364,109	—
Shares issued in reinvestment of distributions	—	244,988
Shares redeemed	(4,449,680)	(11,375,918)

Net increase (decrease)	4,202,187	(1,397,017)

Undistributed net investment income (loss)	$1,552,141	$1,021,032

ENTERPRISE Accumulation Trust

7

Enterprise Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,				For the Period 12/01/98 through 12/31/1998
			2002	2001	2000	1999

Net asset value, beginning of period	$3.98		$5.21	$5.99	$6.56	$5.27	$5.00

Income from investment operations:
Net investment income (loss)	0.01	C	0.02C	0.02C	0.03C	0.02C	0.00	D
Net realized and unrealized gain (loss) on investments	0.32		(1.23)	(0.78)	(0.54)	1.27	0.27

Total from investment operations	0.33		(1.21)	(0.76)	(0.51)	1.29	0.27

Less dividends and distributions:
Dividends from net investment income	—		(0.02)	(0.02)	(0.01)	—	—
Distributions from capital gains	—		—	—	(0.05)	—	—

Total distributions	—		(0.02)	(0.02)	(0.06)	—	—

Net asset value, end of period	$4.31		$3.98	$5.21	$5.99	$6.56	$5.27

Total return	8.29	%B	(23.26)%	(12.56)%	(7.79)%	24.48%	5.40	%B
Net assets end of period (in thousands)	$243,667		$208,610	$280,279	$319,207	$230,720	$1,943
Ratio of expenses to average net assets	0.92	%A	0.86%	0.84%	0.83%	0.84%	1.15	%A
Ratio of expenses to average net assets (excluding reimbursement)	0.92	%A	0.86%	0.84%	0.83%	0.84%	25.33	%A
Ratio of net investment income (loss) to average net assets	0.48	%A	0.42%	0.34%	0.45%	0.29%	(0.25	)%A
Portfolio turnover rate	13%		42%	52%	56%	30%	1%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Effective February 28, 2003 the Growth Portfolio acquired all of the net assets of the Balanced Portfolio in a tax-free exchange of shares wherein the shareholders of the Balanced Portfolio received for each share owned approximately 1.05 shares of the Growth Portfolio. The aggregate net assets and unrealized appreciation/(depreciation) of the portfolios immediately before and after the merger were as follows:

	Net Assets		Unrealized Appreciation/(Depreciation)
Portfolio	Before Merger	After Merger	Before Merger	After Merger
Growth	$199,034,794	$215,792,972	$(17,240,287)	$(18,141,555)
Balanced	16,758,178		(901,268)

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Growth Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $121,167 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.15%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $215,500 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$29,945,353	$28,072,158

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. There was no securities lending activity at June 30, 2003.

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$234,609,390	$17,694,340	$(7,888,285)	$9,806,055

Shareholder Proxy Voting Information (Unaudited)

On February 28, 2003, shareholders of the Balanced Portfolio voted on and approved their agreement and Plan of Reorganization into the Growth Portfolio as follows:

No. of Shares
Affirmative	3,810,949.276
Against	162,471.704
Abstain	291,923.598

Total	4,265,344.578

ENTERPRISE Accumulation Trust

12

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

13

Enterprise Accumulation Trust

GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

14

Enterprise Growth and Income Portfolio

SUBADVISER’S COMMENTS

UBS Global Asset Management (Americas) Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

UBS Global Asset Management (Americas) Inc. (“UBS”) is subadviser to the Enterprise Growth and Income Portfolio. UBS manages approximately $32.1 billion for all of its clients and its normal investment minimum is $25 million.

Investment Objective

The objective of the Enterprise Growth and Income Portfolio is total return through capital appreciation with income as a secondary consideration.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 10.38%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 11.77%. In contrast, the Portfolio outperformed its peer group, the Lipper Large-Cap Core Funds Index, which returned 10.15%.

How would you describe the investment environment during the period?

The investment environment was volatile, and heavily influenced by geopolitical issues revolving around the war in Iraq, which began in the closing weeks of the first quarter. From a fundamental perspective, economic data was suggestive of a gradually recovering economy, with the fits and starts that are typical of early stages of such recoveries. However, with the uncertainties created by these data and by the war, many companies took the opportunity of their year-end earnings reports to lower their official guidance for 2003. As the quarter wore on, and the war loomed, many executives reported that business slowed markedly, as customers deferred decisions pending further clarity on its outcome. A much anticipated war rally did materialize in the days leading up to the commencement of military action, and through the first euphoric reports of easy progress, which put the major indices into the black for a brief time. However, as the war news became mixed, investors took profits, and the quarter closed on a down note.

The market recovered in the second quarter after a very volatile and worrisome period for U.S. investors. Fortunately, UBS was able to position the Portfolio to take advantage of the return to fundamentals in the market. There continue to be pockets of overvaluation in the market and UBS will position the Portfolio accordingly. The economic recovery has been mild, but so was the recession. The media and sell side have over-dramatized the depth of the recession. UBS believes that as companies become profitable and cash flow improves, capital spending will follow even though some companies will be burdened by pension funding requirements. UBS believes there is still plenty of opportunity for active management.

During the first four months of the year under Retirement System Investors Inc., the Portfolio took advantage of temporary dislocations in price created by the volatile market to selectively exit certain positions and add to others. Portfolio holdings in BP and Tyco International Ltd. were reduced and Raytheon Company was eliminated, all as part of strategies to reduce weaker competitors in selected markets. All three subsequently underperformed the market. Conversely, the Portfolio took advantage of temporary drops in Forest Laboratories, Inc., Walt Disney Company and Kohl’s Corporation to initiate positions.

UBS became subadviser on May 1, 2003. As a result of the transition to UBS, the portfolio turnover was 102%. Strong performers in May and June included United Technologies Corporation, Masco Corporation and Costco Wholesale Corporation. Masco’s stock price appreciated as concerns of a housing bubble began to subside and the market began to reward the company for their expansion in the installation services segment. Sector allocation was strong as the Portfolio benefited from exposure to medical services, construction and electric utilities sectors. UBS’s cautious stance towards media was rewarded, as this area underperformed.

ENTERPRISE Accumulation Trust

1

Enterprise Growth and Income Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

The Portfolio was restructured by UBS upon becoming subadviser. From a sector standpoint, UBS has identified opportunities in banks, utilities and drug stocks. From a factor standpoint, the period presented no strong underlying themes, as most of the opportunities the market presented were more stock specific in nature.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 97.21%

Advertising — 3.01%

Interpublic Group of Companies Inc.	47,200	$631,536
Omnicom Group Inc.	39,000	2,796,300

		3,427,836

Aerospace — 1.92%

United Technologies Corporation	30,800	2,181,564

Airlines — 0.95%

Continental Airlines Inc. (Class B) (a)	25,800	386,226
Delta Air Lines Inc. (o)	47,200	692,896

		1,079,122

Automotive — 0.78%

Johnson Controls Inc.	10,400	890,240

Banking — 9.18%

FleetBoston Financial Corporation	46,400	1,378,544
J. P. Morgan Chase & Company	86,200	2,946,316
Mellon Financial Corporation	44,500	1,234,875
PNC Financial Services Group	23,500	1,147,035
Wells Fargo & Company	74,300	3,744,720

		10,451,490

Biotechnology — 0.52%

Genzyme Corporation (a)	14,200	593,560

Broadcasting — 1.77%

Viacom Inc. (Class B) (a)	46,100	2,012,726

Building & Construction — 3.47%

Martin Marietta Materials Inc.	40,000	1,344,400
Masco Corporation	109,400	2,609,190

		3,953,590

Business Services — 0.60%

Viad Corporation	30,600	685,134

Chemicals — 1.89%

Dow Chemical Company	36,400	1,126,944
Eastman Chemical Company	19,400	614,398
IMC Global Inc.	61,600	413,336

		2,154,678

Computer Hardware — 1.44%

Hewlett-Packard Company	76,800	1,635,840

Computer Services — 1.69%

Computer Sciences Corporation (a)	12,500	476,500
First Data Corporation	34,800	1,442,112

		1,918,612

	Number of Shares	Value

Computer Software — 2.98%

Microsoft Corporation	132,500	$3,393,325

Consumer Products — 2.91%

Kimberly-Clark Corporation	32,300	1,684,122
Newell Rubbermaid Inc.	58,100	1,626,800

		3,310,922

Crude & Petroleum — 1.24%

Exxon Mobil Corporation	39,300	1,411,263

Energy — 3.88%

Entergy Corporation	20,800	1,097,824
Exelon Corporation	38,400	2,296,704
Progress Energy Inc.	23,200	1,018,480

		4,413,008

Health Care — 4.58%

Anthem Inc. (a)	24,100	1,859,315
UnitedHealth Group Inc.	66,800	3,356,700

		5,216,015

Manufacturing — 6.70%

American Standard Companies Inc. (a)	27,800	2,055,254
Illinois Tool Works Inc.	38,300	2,522,055
Ingersoll-Rand Company Ltd.	39,200	1,854,944
Pentair Inc.	30,500	1,191,330

		7,623,583

Medical Instruments — 0.44%

Biomet Inc.	17,600	504,416

Medical Services — 0.66%

Baxter International Inc.	29,000	754,000

Misc. Financial Services — 7.66%

Citigroup Inc.	102,800	4,399,840
Freddie Mac	46,100	2,340,497
Morgan Stanley Dean Witter & Company	46,400	1,983,600

		8,723,937

Multi-Line Insurance — 2.43%

American International Group Inc.	30,200	1,666,436
Hartford Financial Services Group Inc.	21,800	1,097,848

		2,764,284

Oil Services — 1.88%

ConocoPhillips	30,600	1,676,880
Kerr-McGee Corporation	10,400	465,920

		2,142,800

Paper & Forest Products — 0.65%

MeadWestvaco Corporation	29,800	736,060

ENTERPRISE Accumulation Trust

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Enterprise Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Pharmaceuticals — 12.06%

Allergan Inc.	38,400	$2,960,640
Bristol-Myers Squibb Company	75,700	2,055,255
Cephalon Inc. (a) (o)	25,200	1,037,232
Johnson & Johnson	72,000	3,722,400
Sicor Inc. (a)	86,795	1,765,410
Wyeth	48,100	2,190,955

		13,731,892

Printing & Publishing — 0.76%

McGraw-Hill Companies Inc.	14,000	868,000

Retail — 2.93%

Costco Wholesale Corporation (a)	44,500	1,628,700
Radioshack Corporation	34,400	905,064
TJX Companies Inc.	42,300	796,932

		3,330,696

Savings and Loan — 2.68%

Greenpoint Financial Corporation	59,800	3,046,212

Semiconductors — 0.62%

Texas Instruments Inc.	40,300	709,280

Technology — 0.96%

Linear Technology Corporation	34,000	1,095,140

Telecommunications — 1.06%

SBC Communications Inc.	47,200	1,205,960

Transportation — 2.92%

Burlington Northern Santa Fe Corporation	116,900	3,324,636

Utilities — 4.91%

CMS Energy Corporation (o)	54,000	437,400
Consolidated Edison Inc.	25,000	1,082,000
Dominion Resources Inc.	13,500	867,645
FirstEnergy Corporation	54,700	2,103,215
Sempra Energy	38,600	1,101,258

		5,591,518

Wireless Communications — 5.08%

Motorola Inc.	113,700	1,072,191
Nextel Communications Inc. (Class A) (a)	260,700	4,713,456

		5,785,647

Total Domestic Common Stocks
(Identified cost $108,417,931)		110,666,986

	Number of Shares or Principal Amount	Value

Foreign Stocks — 1.20%

Travel/Entertainment/Leisure — 1.20%

Royal Caribbean Cruises Ltd.	58,900	$1,364,124

Total Foreign Stocks
(Identified cost $1,078,385)		1,364,124

Repurchase Agreement — 1.65%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $1,876,036 Collateral U. S. Treasury Note $1,900,000, 1.75% due 12/31/04 Value $1,915,230	$1,876,000	1,876,000

Total Repurchase Agreement
(Identified cost $1,876,000)		1,876,000

Total Investments
(Identified cost $111,372,316)		$113,907,110

Other Assets Less Liabilities — (0.06)%		(70,698)

Net Assets — 100%		$113,836,412

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2003.

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Growth and Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$113,907,110
Investment purchased in connection with securities lending, at value (Note 5)	2,241,800
Investment income receivable	113,463
Receivable for fund shares sold	1,336
Receivable for investments sold	315,870
Cash	978
Other assets	2,435

Total assets	116,582,992

Liabilities:

Payable for fund shares redeemed	453,830
Payable due upon sale of investments in connection with securities lending (Note 5)	2,241,800
Shareholder servicing fees payable	28,408
Accrued expenses and other liabilities	22,542

Total liabilities	2,746,580

Net Assets	$113,836,412

Analysis of Net Assets:

Paid-in capital	$166,612,520
Undistributed (accumulated) net investment income (loss)	1,644,268
Undistributed (accumulated) net realized gain (loss)	(56,955,170)
Unrealized appreciation (depreciation)	2,534,794

Net Assets	$113,836,412

Shares outstanding	26,099,520

Net asset value per share	$4.36

Investments at cost	$111,372,316

See notes to financial statements

ENTERPRISE Accumulation Trust

5

Enterprise Growth and Income Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$978,707	(1)
Interest	13,455
Securities lending income	121

Total investment income	992,283

Expenses:

Investment advisory fees	401,747
Custodian and fund accounting fees	19,800
Trustees’ fees	2,396
Audit and legal fees	13,102
Shareholder servicing fees	56,235
Other expenses	183

Total expenses	493,463

Net investment income (loss)	498,820

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(19,216,801)
Net change in unrealized gain (loss) on investments	29,342,597

Net realized and unrealized gain (loss)	10,125,796

Net increase (decrease) in net assets resulting from operations	$10,624,616

(1)	Net of foreign taxes withheld of $5,348.

See notes to financial statements

ENTERPRISE Accumulation Trust

6

Enterprise Growth and Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$498,820	$1,145,458
Net realized gain (loss)	(19,216,801)	(36,304,934)
Net change in unrealized gain (loss)	29,342,597	(9,884,249)

Increase (decrease) in net assets resulting from operations	10,624,616	(45,043,725)

Distributions to shareholders from:

Net investment income	—	(1,575,030)
Net realized gains	—	—

Total distributions to shareholders	—	(1,575,030)

From capital share transactions:

Shares sold	4,147,734	21,100,991
Reinvestment of distributions	—	1,572,359
Shares redeemed	(12,364,898)	(37,157,047)

Total increase (decrease) in net assets resulting from capital share transactions	(8,217,164)	(14,483,697)

Total increase (decrease) in net assets	2,407,452	(61,102,452)

Net assets:

Beginning of period	111,428,960	172,531,412

End of period	$113,836,412	$111,428,960

Capital share activity:

Shares issued	1,023,838	4,364,770
Shares issued in reinvestment of distributions	—	419,296
Shares redeemed	(3,141,668)	(8,430,251)

Net increase (decrease)	(2,117,830)	(3,646,185)

Undistributed net investment income (loss)	$1,644,268	$1,145,448

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Growth and Income Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,								For the Period 12/01/98 through 12/31/1998
			2002		2001		2000		1999

Net asset value, beginning of period	$3.95		$5.41		$6.20		$6.16		$5.11		$5.00

Income from investment operations:
Net investment income (loss)	0.02	C	0.04	C	0.05	C	0.07	C	0.07	C	0.00	D
Net realized and unrealized gain (loss) on investments	0.39		(1.45)		(0.79)		(0.01)		0.98		0.11

Total from investment operations	0.41		(1.41)		(0.74)		0.06		1.05		0.11

Less dividends and distributions:
Dividends from net investment income	—		(0.05)		(0.05)		(0.02)		—		—
Distributions from capital gains	—		—		—		(0.00	)D	(0.00	)D	—

Total distributions	—		(0.05)		(0.05)		(0.02)		—		—

Net asset value, end of period	$4.36		$3.95		$5.41		$6.20		$6.16		$5.11

Total return	10.38	%B	(25.95)%		(11.87)%		0.91%		20.55%		2.20	%B
Net assets end of period (in thousands)	$113,836		$111,429		$172,531		$171,353		$89,887		$537
Ratio of expenses to average net assets	0.92	%A	0.86%		0.85%		0.85%		0.94%		1.05	%A
Ratio of expenses to average net assets (excluding reimbursement)	0.92	%A	0.86%		0.85%		0.85%		0.94%		60.68	%A
Ratio of net investment income (loss) to average net assets	0.93	%A	0.81%		0.92%		1.09%		1.22%		(0.45	)%A
Portfolio turnover rate	102%		19%		2%		6%		1%		9%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share.

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Growth and Income Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $56,198 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $218,000 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$107,414,739	$113,946,138

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$2,164,756	2,241,800	$2,241,800

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$111,372,316	$7,827,479	$(5,292,685)	$2,534,794

ENTERPRISE Accumulation Trust

12

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—
Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

13

Enterprise Accumulation Trust

GROWTH AND INCOME PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

14

Enterprise International Growth Portfolio

SUBADVISER’S COMMENTS

SSgA Funds Management, Inc.

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

SSgA Funds Management, Inc. (“SSgA”) is subadviser to the Enterprise International Growth Portfolio. SSgA manages approximately $77.8 billion and its normal investment minimum is $10 million.

Investment Objective

The objective of the Enterprise International Growth Portfolio is to seek capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 6.07%. The Portfolio underperformed its benchmark, the MSCI EAFE Index, which returned 9.47%. The Portfolio underperformed its peer group, the Lipper International Funds Index, which returned 9.18%.

How would you describe the investment environment during the period?

The first half continued the extraordinary volatility seen last year in international developed markets. With markets in near-panic mode prior to the declaration of overt hostilities in Iraq in mid-March, market levels have since moved up impressively after an apparently swift resolution to the crisis and aggressive easing by the world’s central banks.

What strategies affected Portfolio performance during the period?

First, SSgA’s over-weight to financials in the early part of the year hurt performance, only to contribute strongly in the second quarter when some of the more highly leveraged insurance companies that own money managers, rebounded. Stocks like Amvescap, AXA and ING Group ended strongly. Conversely, SSgA sold out of Lloyds TSB Group and Mitsubishi-Tokyo Financial Group, Inc., which had lagged.

Some of the positions within the consumer area did not perform well. Despite having previously reduced the over-weight to Sony Corporation, the announcement that the company was to take restructuring charges hurt the Portfolio’s performance. The sale of WPP Group proved preemptive, as did that of Celltech Group in the healthcare area and Suez within utilities.

On the other hand, a continuing over-weight in the energy sector to companies exposed to the natural gas price paid off well: EnCana Corporation was a top performing stock over the period. In the latter part of the half, some of the more depressed technology names that SSgA had retained and accumulated at the lowest levels in the Portfolio – Flextronics International Ltd. and ASML Holding, for example – recovered sharply.

What changes were made to the Portfolio over the period?

SSgA moved the Portfolio from an over-weight to an under-weight position in financials, selling out of Lloyds TSB Group and Mitsubishi Tokyo Financial Group, Inc., while adding to Halifax Bank of Scotland, HSBC Holding and ING Group. Within the consumer sector, the Portfolio sold out of WPP Group and Philips Electronics, reduced weight in Sony Corporation and initiated a new position in Sharp Corporation. The Portfolio also sold out of Honda Motor Company and bought into LVMH-Moet Hennessy Louis Vuitton, a luxury goods stock. In the tech and telecoms sectors, the Portfolio added to Nokia and initiated positions in SAP and Telefonica. The Portfolio sold out of BAE SYSTEMS, moving into Komatsu Ltd. on the industrials side.

ENTERPRISE Accumulation Trust

1

Enterprise International Growth Portfolio

SUBADVISER’S COMMENTS — (Continued)

Generally speaking, SSgA has been increasing its exposure to Japan wherever possible, as SSgA believes this market offers some attractive opportunities at current levels

As with all international funds, the Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

Industry classifications for the Portfolio as a percentage of total market value at June 30, 2003 are as follows (unaudited):

Industry

Advertising	0.02%

Aerospace & Defense	0.07%

Automobiles	0.02%

Banks	18.50%

Construction Materials	4.27%

Consumer Products	2.06%

Electronic Equipment & Instruments	14.82%

Energy Equipment & Services	2.23%

Food & Drug Retailing	6.76%

Industry

Information Technology	2.14%

Insurance	7.16%

Media	0.03%

Metals & Mining	5.75%

Oil & Gas	7.73%

Pharmaceuticals	11.63%

Printing & Publishing	1.95%

Semiconductor Equipment & Products	0.19%

Telecommunication Service	14.67%

Total	100.00%

ENTERPRISE Accumulation Trust

2

Enterprise International Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Common Stocks — 99.93%

Argentina — 0.03%

BBVA Banco Frances (ADR) (a)	800	$4,912
Telecom Argentina Stet-France Telecom (o)	1,000	6,500

		11,412

Australia — 0.01%

Woolworths Ltd.	800	6,723

Brazil — 0.04%

Petroleo Brasileiro (ADR) (o)	1,000	19,760

Canada — 6.55%

EnCana Corporation	47,000	1,803,390
Precision Drilling Corporation (a) (o)	31,100	1,171,067
Telus Corporation	600	10,629
WestJet Airlines Ltd. (a)	1,025	12,136

		2,997,222

Chile — 0.01%

Compania DE Telecomunicaciones Chile (ADR) (a)	400	4,720

Finland — 4.61%

Nokia (a)	127,660	2,102,038
Stora Enso	700	7,821

		2,109,859

France — 15.07%

Alcatel (a) (o)	1,000	9,014
AXA	98,050	1,521,036
BNP Paribas	25,565	1,298,960
France Telecom (o)	300	7,358
JC Decaux (a)	600	7,510
LVMH-Moet Hennessy Louis Vuitton	19,103	947,374
Sanofi-Synthelabo (o)	24,623	1,441,942
TotalFinaElf	10,960	1,656,163
Vivendi Universal (a)	200	3,640

		6,892,997

Germany — 4.36%

E.ON	20,000	1,028,144
SAP (o)	8,100	955,195
Volkswagen	200	8,453

		1,991,792

India — 0.07%

Satyam Computer Services (o)	3,200	31,776

Ireland — 2.96%

Bank of Ireland	500	6,057
CRH	85,089	1,333,653
Ryanair Holdings (ADR) (a) (o)	300	13,470

		1,353,180

	Number of Shares	Value

Italy — 0.02%

ENI (o)	300	$4,537
Telecom Italia (o)	1,029	5,636

		10,173

Japan — 14.51%

Advantest	20,500	909,174
Canon Inc.	28,000	1,286,149
Dai Nippon Printng Company Ltd.	1,000	10,587
Komatsu Ltd.	166,000	636,572
NTT DoCoMo Inc.	769	1,666,792
Sharp Corporation	97,000	1,246,109
Shiseido Company Ltd.	1,000	9,729
Sony Corporation (ADR) (o)	200	5,600
Sony Corporation	30,700	865,041

		6,635,753

Korea — 0.20%

Kookmin Bank (a)	620	18,686
Kookmin Bank (ADR) (o)	350	10,588
LG Electronics Inc.	570	23,764
Samsung Electronic (GDR) (144A)	300	44,625
Sappi Ltd (ADR) (o)	200	2,470

		100,133

Luxembourg — 0.02%

Arcelor (o)	900	10,479

Mexico — 0.13%

Grupo Financiero BBVA Bancomer	35,800	30,159
Telefonos DE Mexico (ADR) (o)	900	28,278

		58,437

Netherlands — 4.95%

ASML Holdings (a)	115,911	1,100,695
ING Groep	66,568	1,156,488
Unilever	100	5,364

		2,262,547

Russia — 0.18%

Gazprom (ADR)	700	13,160
GMK Norilsk Nickel (ADR)	300	10,260
Lukoil Holdings (ADR)	500	39,550
Yukos (ADR) (o)	375	20,869

		83,839

Singapore — 3.04%

Flextronics International Ltd. (a) (o)	133,800	1,390,182

Spain — 2.38%

Telefonica (a)	93,600	1,086,585

Switzerland — 14.29%

Alcon Inc. (o)	300	13,710
Nestle	4,486	925,751
Novartis	51,942	2,055,590
Swiss Reinsurance (o)	24,599	1,363,079
UBS (o)	39,127	2,176,772

		6,534,902

ENTERPRISE Accumulation Trust

3

Enterprise International Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares	Value

Thailand — 0.00%

Quality Houses Public Company Ltd.	20	$4

United Kingdom — 26.39%

Amvescap	202,085	1,399,144
British Sky Broadcasting (a)	700	7,786
Centrica	1,200	3,493
Diageo (a)	117,345	1,257,538
Exel	1,000	10,302
GlaxoSmithKline	91,400	1,851,505
HBOS	116,686	1,516,226
HSBC Holdings	74,186	879,807
HSBC Holdings (Hong Kong Registered)	1,600	19,030
Imperial Tobacco Group	400	7,175
Man Group	500	9,905
Reed International	107,000	893,680
Rio Tinto	76,100	1,436,950
Royal Bank of Scotland Group	404	11,376
Shell Transportation & Trading Company	700	4,638
Tesco	250,650	910,247
Vodafone Group	934,573	1,834,357
Vodafone Group (ADR) (o)	700	13,755

		12,066,914

United States — 0.09%

Apache Corporation	210	13,663
Barr Laboratories Inc. (a)	50	3,275
Softbank	900	5,265
SPDR Trust Series 1 (o)	200	19,526

		41,729

Total Common Stocks
(Identified cost $44,895,879)		45,701,118

Preferred Stocks — 0.14%

Brazil — 0.04%

Companhia Vale do Rio Doce (Class A)	700	19,204

Korea — 0.10%

Samsung Electronics Company Ltd.	310	44,249

Total Preferred Stocks
(Identified cost $61,057)		63,453

	Number of Shares or Contracts	Value

Mutual Funds — 0.04%

United States — 0.04%

Ishares MSCI EAFE Index Fund	100	$10,831
Ishares United Kingdom Index Fund	700	9,191

Total Mutual Funds
(Identified cost $18,004)		20,022

Warrants — 0.00%

Thailand — 0.00%

Quality Houses Public Company Ltd. (e)	4	—

Total Warrants
(Identified cost $0)		—

Foreign Currency Option Purchased — 0.00%

United States — 0.00%

Hong Kong Dollar, Strike Price 7.82, Expiration Date 10/07/03	50,000	31

Total Foreign Currency Option Purchased
(Identified cost $285)		31

Total Investments
(Identified cost $44,975,225)		$45,784,624

Other Assets Less Liabilities — (0.11)%		(52,144)

Net Assets — 100%		$45,732,480

(a)	Non-income producing security.
(e)	The warrants entitle the Portfolio to purchase quarterly 1 share of Quality Houses Public Company Ltd. for every 1 warrant held and 5 THB until October 19, 2006.
(o)	Security, or portion thereof, out on loan at June 30, 2003.
(ADR)	American Depository Receipt.
(GDR)	Global Depository Receipt.

See notes to financial statements

ENTERPRISE Accumulation Trust

4

Enterprise International Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$45,784,624
Foreign currency at value (cost — $40,626)	40,555
Investment purchased in connection with securities lending, at value (Note 5)	4,783,806
Investment income receivable	93,919
Receivable for fund shares sold	3,901
Receivable for investments sold	45,307
Other assets	10,949

Total assets	50,763,061

Liabilities:

Payable for fund shares redeemed	152,542
Payable due upon sale of investments in connection with securities lending (Note 5)	4,783,806
Shareholder servicing fees payable	11,755
Accrued expenses and other liabilities	82,478

Total liabilities	5,030,581

Net Assets	$45,732,480

Analysis of Net Assets:

Paid-in capital	$74,644,028
Undistributed (accumulated) net investment income (loss)	680,279
Undistributed (accumulated) net realized gain (loss)	(30,410,954)
Unrealized appreciation (depreciation)	819,127

Net Assets	$45,732,480

Shares outstanding	12,477,465

Net asset value per share	$3.67

Investments at cost	$44,975,225

See notes to financial statements

ENTERPRISE Accumulation Trust

5

Enterprise International Growth Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$678,193 (1)
Interest	13
Securities lending income	11,472

Total investment income	689,678

Expenses:

Investment advisory fees	184,004
Custodian and fund accounting fees	24,470
Trustees’ fees	1,019
Audit and legal fees	5,768
Shareholder servicing fees	23,059
Other expenses	810

Total expenses	239,130

Expenses reduced by expense offset arrangements	(640)

Total expenses, net of expense offset arrangements	238,490

Net investment income (loss)	451,188

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(6,959,144)
Net realized gain (loss) on foreign currency transactions	9,701
Net change in unrealized gain (loss) on investments	9,171,515
Net change in unrealized gain (loss) on foreign currency transactions	(392)
Net change in unrealized gain (loss) on options transactions	(254)

Net realized and unrealized gain (loss)	2,221,426

Net increase (decrease) in net assets resulting from operations	$2,672,614

(1)	Net of foreign taxes withheld of $83,171.

See notes to financial statements

ENTERPRISE Accumulation Trust

6

Enterprise International Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$451,188	$660,627
Net realized gain (loss)	(6,949,443)	(7,404,125)
Net change in unrealized gain (loss)	9,170,869	(4,673,357)

Increase (decrease) in net assets resulting from operations	2,672,614	(11,416,855)

Distributions to shareholders from:

Net investment income	—	(340,574)
Net realized gains	—	—

Total distributions to shareholders	—	(340,574)

From capital share transactions:

Shares sold	10,247,765	22,640,621
Shares exchanged due to merger	1,998,365	—
Reinvestment of distributions	—	340,574
Shares redeemed	(13,338,574)	(29,813,401)

Total increase (decrease) in net assets resulting from capital share transactions	(1,092,444)	(6,832,206)

Total increase (decrease) in net assets	1,580,170	(18,589,635)

Net assets:

Beginning of period	44,152,310	62,741,945

End of period	$45,732,480	$44,152,310

Capital share activity:

Shares issued	2,982,441	5,968,408
Shares issued due to merger	622,543	—
Shares issued in reinvestment of distributions	—	105,115
Shares redeemed	(3,895,772)	(7,791,983)

Net increase (decrease)	(290,788)	(1,718,460)

Undistributed net investment income (loss)	$680,279	$229,091

See notes to financial statements

ENTERPRISE Accumulation Trust

7

Enterprise International Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,
			2002		2001		2000		1999		1998

Net asset value, beginning of period	$3.46		$4.33		$6.94		$9.29		$6.74		$6.18

Income from investment operations:
Net investment income (loss)	0.04	C	0.05	C	0.02	C	(0.01	)C	0.03	C	0.06
Net realized and unrealized gain (loss) on investments	0.17		(0.89)		(2.02)		(1.57)		2.74		0.84

Total from investment operations	0.21		(0.84)		(2.00)		(1.58)		2.77		0.90

Less dividends and distributions:
Dividends from net investment income	—		(0.03)		(0.04)		(0.02)		(0.12)		(0.07)
Distributions from capital gains	—		—		(0.57)		(0.75)		(0.10)		(0.27)

Total distributions	—		(0.03)		(0.61)		(0.77)		(0.22)		(0.34)

Net asset value, end of period	$3.67		$3.46		$4.33		$6.94		$9.29		$6.74

Total return	6.07	%B	(19.46)%		(27.80)%		(17.21)%		42.12%		14.83%
Net assets end of period (in thousands)	$45,732		$44,152		$62,742		$100,550		$134,255		$91,794
Ratio of expenses to average net assets (excluding expense offset arrangements)	1.11	%A	1.06%		1.09%		1.04%		1.01%		1.22%
Ratio of expenses to average net assets	1.10	%A	1.06%		1.09%		1.04%		1.01%		1.22%
Ratio of net investment income (loss) to average net assets	2.08	%A	1.22%		0.30%		(0.06)%		0.41%		1.04%
Portfolio turnover	28%		176%		95%		73%		129%		55%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Effective February 28, 2003 the International Growth Portfolio acquired all of the net assets of the Worldwide Growth and Emerging Countries Portfolios in tax-free exchanges of shares wherein the shareholders of the Worldwide Growth and Emerging Countries Portfolios received for each share owned approximately 1.97 and 2.42 shares, respectively of the International Growth Portfolio. The aggregate net assets and unrealized appreciation/(depreciation) of the funds immediately before and after the mergers were as follows:

	Net Assets		Unrealized Appreciation/(Depreciation)
Portfolio	Before Merger	After Merger	Before Merger	After Merger
International Growth	$40,211,216	$42,209,580	$(11,305,050)	$(11,398,851)
Worldwide Growth	821,424		(58,381)
Emerging Countries	1,176,940		(35,420)

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the International Growth Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.85%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $22,978 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.55%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $222,086 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid brokerage commissions of $597 to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government /Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$13,531,711	$13,689,429

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$4,498,276	4,783,806	$4,783,806

6. Directed Brokerage

The Portfolio may direct certain security trades to brokers who pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. Under these arrangements, the Portfolio had expenses reduced by $640 during the six months ended June 30, 2003.

7. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$44,975,225	$3,738,006	$(2,928,607)	$809,399

ENTERPRISE Accumulation Trust

12

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Shareholder Proxy Voting Information (Unaudited)

On February 28, 2003, shareholders of the Worldwide Growth and Emerging Countries Portfolios voted on and approved their respective agreements and Plans of Reorganization into the International Growth Portfolio as follows:

Worldwide Growth:

No. of Shares
Affirmative	128,500.031
Against	1,544.642
Abstain	13,496.828

Total	143,541.501

Emerging Countries:

No. of Shares
Affirmative	98,217.898
Against	23,438.156
Abstain	5,045.745

Total	126,701.799

ENTERPRISE Accumulation Trust

13

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

14

Enterprise Accumulation Trust

INTERNATIONAL GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

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Enterprise Global Socially Responsive Portfolio

SUBADVISER’S COMMENTS

Rockefeller & Co., Inc

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Rockefeller & Co., Inc. (“Rockefeller”), which has approximately $3.3 billion in assets under management, is subadviser to the Enterprise Global Socially Responsive Portfolio. Rockefeller’s normal investment minimum is $10 million.

Investment Objective

The objective of the Global Socially Responsive Portfolio is total return.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 9.80%. The Portfolio underperformed its benchmark, the MSCI World Index, which returned 11.12%. In contrast, the Portfolio outperformed its peer group, the Lipper Global Funds Index, which returned 9.69%.

How would you describe the investment environment during the period?

The year began with fears of impending war keeping investors and businesses frozen and waiting for developments. Once the war began, the market bottomed in mid-March. Economic signals were mixed with productivity and inflation posting outstanding numbers, but, for the first time, consumer sentiment was negative. Capital spending was sluggish and some sectors of the economy, such as travel and tourism, came to a virtual standstill. During the next three months, the market experienced a sharp upswing as concerns faded about Iraq and the Middle East. Hope of a strong economic recovery was fueled by: low inflation and interest rates, consumer spending, lower oil prices, refinancing, and monetary and fiscal stimulus. But expectations may have been too high as the market retreated in the last days of trading and economic numbers came in weaker than anticipated.

What strategies affected Portfolio performance during the period?

In a continuation of a strategy that has been in place for several quarters, the Portfolio is broadly diversified with an under-weight in technology and over-weight in consumer discretionary and healthcare. Technology stocks performed particularly well in the markets, as exemplified by the Nasdaq having a strong showing. Rockefeller continues to be skeptical of a broad-based recovery in IT spending. The Portfolio’s under-weight in technology hurt performance even though some of the holdings did very well. Canon Inc. and Check Point Software Technologies Ltd. outperformed. Microsoft Corporation lagged, posting a negative return. Rockefeller believes that Microsoft Corporation, with cash on its balance sheet, is in a good position to reward investors in the future. The Portfolio’s healthcare and financial stocks put in a mixed showing. Several of their holdings including McKesson Corporation, Edwards LifeSciences Corporation, Eli Lilly and Co., Citigroup Inc., BNP Paribas and Sampo Leonia outperformed, but HCA Inc. and AFLAC Inc. underperformed. The largest drag in performance came from energy. Consumer discretionary posted the largest gains in the Portfolio with names like Samsung Corporation, Target Corporation and Philips Electronics. However, two stocks that the Portfolio recently purchased were the real stars: Tiffany and Co. and AOL Time Warner.

What changes were made to the Portfolio over the period?

During the period, Rockefeller made few changes to the Portfolio. The Portfolio sold Pearson, the UK publishing company, on concern of a cut back in U.S. school budgets. Pearson derives 60% of its revenues from elementary school

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Enterprise Global Socially Responsive Portfolio

SUBADVISER’S COMMENTS — (Continued)

books in the U.S. and, given the budget crises faced by state governments, Rockefeller became concerned that earnings pressure would be greater than anticipated. The Portfolio also sold Chubb Plc., the UK security company, after rumors of an imminent takeover by United Technology in the U.S. sent the stock higher. The Portfolio also purchased China Mobil Ltd. and Praxair Inc.

As with all global funds, the Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Global Socially Responsive Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2003

	Number of Shares	Value

Common Stocks — 91.66%

Bermuda — 1.60%

XL Capital Ltd. (Class A)	300	$24,900

Canada — 1.81%

Alcan Inc. (a)	190	5,945
National Bank of Canada	810	22,110

		28,055

Denmark — 2.04%

Danske Bank	1,630	31,735

France — 4.16%

BNP Paribas	930	47,253
Schneider Electric	370	17,394

		64,647

Hong Kong — 0.99%

China Mobile Ltd.	6,500	15,336

Israel — 1.13%

Check Point Software Technologies Ltd. (a)	900	17,595

Japan — 3.62%

Canon Inc (ADR)	260	11,869
ITO EN Ltd.	300	10,079
KAO Corporation	1,000	18,632
NTT Corporation	4	15,706

		56,286

Netherlands — 3.56%

Philips Electronics	990	18,825
Royal Dutch Petroleum Company (ADR)	450	20,979
STMicroelectronics	740	15,515

		55,319

Spain — 1.54%

Telefonica (a)	2,066	23,984

Sweden — 1.68%

Sandvik	1,000	26,158

Switzerland — 1.43%

Novartis	560	22,162

United Kingdom — 11.09%

BP Amoco	8,010	55,756
Cadbury Schweppes	4,930	29,234
GlaxoSmithKline	1,490	30,183
Reckitt Benckiser	1,660	30,575
Scottish Power	4,400	26,528

		172,276

	Number of Shares	Value

United States — 57.01%

AFLAC Inc.	1,430	$43,972
Anadarko Petroleum Corporation	810	36,021
AOL Time Warner Inc. (a)	1,590	25,583
Bank of America Corporation	600	47,418
Bank of Hawaii Corporation	620	20,553
Cadence Design Systems Inc. (a)	820	9,889
Citigroup Inc.	1,480	63,344
Comcast Corporation (Class A) (a)	810	23,352
Costco Wholesale Corporation (a)	450	16,470
Diebold Inc.	420	18,165
Edwards Lifesciences Corporation (a)	490	15,749
Eli Lilly & Company	780	53,797
HCA Inc.	880	28,195
Ingersoll-Rand Company Ltd.	510	24,133
International Business Machines Corporation	200	16,500
Johnson & Johnson	300	15,510
Lexmark International Group Inc. (a)	290	20,523
McKesson Corporation	900	32,166
Microsoft Corporation	840	21,512
PepsiCo Inc.	1,140	50,730
Pfizer Inc.	1,780	60,787
Praxair Inc.	390	23,439
Target Corporation	1,080	40,867
Tiffany & Company	560	18,301
UnionBanCal Corporation	350	14,480
Wal-Mart Stores Inc.	750	40,253
Walt Disney Company	1,170	23,108
WellPoint Health Networks Inc. (a)	660	55,638
Wells Fargo & Company	500	25,200

		885,655

Total Common Stocks
(Identified cost $1,323,991)		1,424,108

Preferred Stocks — 2.67%

Korea — 2.67%

Hyundai Motor Company	1,680	21,449
Samsung Electronics Company Ltd.	140	19,983

		41,432

Total Preferred Stocks
(Identified cost $38,115)		41,432

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Enterprise Global Socially Responsive Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Repurchase Agreement — 7.14%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $111,002 Collateral: U. S. Treasury Note $115,000, 1.75% due 12/31/04, Value $115,922	$111,000	$111,000

Total Repurchase Agreement
(Identified cost $111,000)		111,000

Total Investments
(Identified cost $1,473,107)		$1,576,540

Other Assets Less Liabilities — (1.47)%		(22,877)

Net Assets — 100%		$1,553,663

(a)	Non-income producing security.
(ADR)	American Depository Receipts

Industry classifications for the Portfolio as a percentage of total market value at June 30, 2003 are as follows:

Industry

Automotive	1.47%

Banking	14.24%

Business Services	0.81%

Cable	1.59%

Chemicals	1.60%

Computer Hardware	1.13%

Computer Software	4.58%

Consumer Durables	2.09%

Consumer Products	1.27%

Crude & Petroleum	3.89%

Electronics	3.83%

Energy	1.81%

Entertainment & Leisure	1.58%

Food, Beverages & Tobacco	6.14%

Health Care	4.12%

Insurance	4.70%

Media	1.75%

Manufacturing	3.43%

Medical Instruments	1.07%

Medical Services & Products	3.80%

Metals & Mining	0.41%

Misc. Financial Services	4.32%

Oil Services	3.80%

Pharmaceuticals	12.45%

Printing & Publishing	1.40%

Retail	7.91%

Semiconductors	1.06%

Telecommunications	3.75%

Total	100.00%

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$1,576,540
Foreign currency at value (cost $59)	60
Investment income receivable	1,141
Receivable for fund shares sold	3,416
Receivable for investments sold	7,894
Cash	223
Other assets	89

Total assets	1,589,363

Liabilities:

Payable for fund shares redeemed	402
Payable for investments purchased	23,334
Shareholder servicing fees payable	115
Accrued expenses and other liabilities	11,849

Total liabilities	35,700

Net Assets	$1,553,663

Analysis of Net Assets:

Paid-in capital	$1,589,295
Undistributed (accumulated) net investment income (loss)	6,315
Undistributed (accumulated) net realized gain (loss)	(145,426)
Unrealized appreciation (depreciation)	103,479

Net Assets	$1,553,663

Shares outstanding	165,139

Net asset value per share	$9.41

Investments at cost	$1,473,107

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment Income:

Dividends	$14,806 (1)
Interest	193

Total investment income	14,999

Expenses:

Investment advisory fees	6,012
Custodian and fund accounting fees	5,625
Reports to shareholders	86
Trustees’ fees	2,488
Audit and legal fees	212
Shareholder servicing fees	256

Total expenses	14,679

Expense reimbursement	(5,995)

Total expenses, net of reimbursement	8,684

Net investment income (loss)	6,315

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(15,954)
Net realized gain (loss) on foreign currency transactions	(158)
Net change in unrealized gain (loss) on investments	146,429

Net realized and unrealized gain (loss)	130,317

Net increase (decrease) in net assets resulting from operations	$136,632

(1)	Net of foreign taxes withheld of $1,374.

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	For the Period January 24, 2002 through December 31, 2002
From operations:

Net investment income (loss)	$6,315	$4,298
Net realized gain (loss)	(16,112)	(129,133)
Net change in unrealized gain (loss)	146,429	(42,950)

Increase (decrease) in net assets resulting from operations	136,632	(167,785)

Distributions to shareholders from:

Net investment income	—	(4,510)
Net realized gains	—	—

Total distributions to shareholders	—	(4,510)

From capital share transactions:

Shares sold	299,293	1,463,509
Reinvestment of distributions	—	1,324
Shares redeemed	(105,457)	(69,343)

Total increase (decrease) in net assets resulting from capital share transactions	193,836	1,395,490

Total increase (decrease) in net assets	330,468	1,223,195

Net assets:

Beginning of period	1,223,195	—

End of period	$1,553,663	$1,223,195

Capital share activity:

Shares issued	34,389	150,287
Shares issued in reinvestment of distributions	—	155
Shares redeemed	(11,987)	(7,705)

Net increase (decrease)	22,402	142,737

Undistributed net investment income (loss)	$6,315	$—

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the Period 01/24/02 through 12/31/02

Net asset value, beginning of period	$8.57		$10.00

Income from investment operations:
Net investment income (loss)C	0.01		0.04
Net realized and unrealized gain (loss) on investments	0.83		(1.44)

Total from investment operations	0.84		(1.40)

Less dividends and distributions:
Dividends from net investment income	—		(0.03)
Distributions from capital gains	—		—

Total distributions	—		(0.03)

Net asset value, end of period	$9.41		$8.57

Total return	9.80	%B	(13.98	)%B
Net assets end of period (in thousands)	$1,554		$1,223
Ratio of expenses to average net assets	1.30	%A	1.30	%A
Ratio of expenses to average net assets (excluding reimbursement)	2.20	%A	2.84	%A
Ratio of net investment income (loss) to average net assets	0.95	%A	0.42	%A
Portfolio turnover rate	14%		46%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Global Socially Responsive Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.90%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $291 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $941,000 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$377,314	$175,790

5. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

6. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$1,473,107	$133,535	($30,102)	$103,433

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TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (83) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

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Enterprise Accumulation Trust

GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

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Enterprise Mergers and Acquisitions Portfolio

SUBADVISER’S COMMENTS

Gabelli Asset Management Company

Rye, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Gabelli Asset Management Company (“Gabelli”), which manages approximately $21.0 billion for institutional clients and whose normal investment minimum is $1 million, is subadviser to the Enterprise Mergers and Acquisitions Portfolio.

Investment Objective

The objective of the Enterprise Mergers and Acquisitions Portfolio is to seek capital appreciation.

First Half 2003 Performance Review

How did the Portfolio perform for the period from May 1- June 30, 2003?

The Portfolio commenced operations on May 1, 2003. For the two-month period, the Portfolio returned 4.30%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 6.62%.

How would you describe the investment environment during the period?

The second calendar quarter got off to a fast start with the announcement of First Data’s agreement to buy rival payment processor Concord EFS for $6.9 billion. This was the largest U.S. deal announced to date this year. Following that, because of the war and SARS, activity slowed into the month of May. But the second quarter ended strong with several multi-billion dollar deals in late May and June. These opportunities are affording Gabelli better investment options in risk arbitrage. In the U.S., the value of second quarter deals came in at approximately $92 billion.

The stock market soared in the second quarter. The market registered its best quarterly performance since the end of 1988. Although technology stocks led the way, the rally was broad based and instilled confidence in many retail investors. Stocks rose as the news from the war improved and investors were encouraged that an economic recovery had begun.

What strategies affected Portfolio performance during the period?

Gabelli stuck to their knitting in the M&A portion of the Portfolio. The Portfolio will hold cash in the absence of conservative deals to invest in. Although the Portfolio put some cash to work as the stock market firmed, it maintained a large cash position through the period, a reflection of Gabelli’s safety first approach.

Gabelli’s strategy of holding a significant position in media and telecommunications stocks in the potential announced deals portion of the portfolio paid off nicely. The FCC relaxed many of the most significant restrictions on the ability of broadcast and newspaper conglomerates to both expand into new markets and to extend their reach in the cities where they already had a presence. This ruling was one of the most important industry catalysts, and many of the holdings in these industries had stellar returns.

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Enterprise Mergers and Acquisitions Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

Purchases in the two-month period included Clayton Homes Inc., Signal Technology Corp., PanAmerican Beverages Inc., RFS Hotel Investors Inc., and Quintiles Transnational Corp. Sales for the period included Concord EFS Inc., Dupont Canada Inc., and Probusiness Services Inc.

There are specific risks associated with investments in small company stocks. Limited volume and frequency of trading may result in greater price deviations, and smaller capitalization companies may experience higher growth rates and higher failure rates than large companies.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Mergers and Acquisitions Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 52.18%

Aerospace — 4.33%

Verdian Corporation (a)	1,000	$34,890

Banking — 0.99%

First Republic Bank	300	7,980

Broadcasting — 1.31%

Young Broadcasting Inc. (Class A) (a)	500	10,565

Cable — 2.58%

Cablevision Systems Corporation (Class A) (a)	1,000	20,760

Chemicals — 1.23%

Hercules Inc. (a)	1,000	9,900

Computer Services — 0.26%

StorageNetworks Inc. (a)	1,500	2,085

Computer Software — 6.15%

J.D. Edwards & Company (a)	1,000	14,330
PeopleSoft Inc. (a)	2,000	35,180

		49,510

Electrical Equipment — 2.77%

DQE Inc.	1,000	15,070
Thomas & Betts Corporation (a)	500	7,225

		22,295

Energy — 1.12%

Fording Canadian Coal Trust (a)	500	9,060

Entertainment & Leisure — 1.54%

Metro Goldwyn Mayer Inc. (a)	1,000	12,420

Food, Beverages & Tobacco — 5.94%

Del Monte Foods Company (a)	1,000	8,840
Horizon Organic Holding Corporation (a)	1,000	23,750
Tootsie Roll Industries Inc.	500	15,245

		47,835

Hotels & Restaurants — 3.06%

RFS Hotel Investors Inc.	2,000	24,640

Medical Instruments — 2.64%

Interpore International (a)	1,000	12,730
Young Innovations Inc. (a)	300	8,550

		21,280

Medical Services — 3.92%

Cobalt Corporation (a)	500	10,275
Quintiles Transnational Corporation (a)	1,500	21,285

		31,560

	Number of Shares or Principal Amount	Value

Pharmaceuticals — 1.68%

Bristol-Myers Squibb Company	500	$13,575

Printing & Publishing — 2.68%

Pulitzer Inc.	300	14,826
Readers Digest Association Inc.	500	6,740

		21,566

Real Estate — 6.05%

Chateau Communities Inc.	1,000	29,590
Taubman Centers Inc.	1,000	19,160

		48,750

Utilities — 1.31%

Southwest Gas Corporation	500	10,590

Wireless Communications — 2.62%

AT&T Wireless Services Inc. (a)	1,000	8,210
Price Communications Corporation (a)	1,000	12,910

		21,120

Total Domestic Common Stocks
(Identified cost $403,418)		420,381

Foreign Stocks — 8.08%

Apparel & Textiles — 4.87%

Gucci Group (ADR)	400	39,200

Manufacturing — 1.54%

Cooper Industries Ltd. (Class A)	300	12,390

Medical Instruments — 1.67%

Centerpulse Ltd. (ADR)	500	13,500

Total Foreign Stocks
(Identified cost $62,393)		65,090

U. S. Treasury Obligations — 28.40%

U. S. Treasury Bills — 28.40%

0.97% due 07/03/03 (e)	$76,000	75,996
1.107% due 07/31/03 (e)	50,000	49,954
0.80% due 09/18/03 (e)	103,000	102,819

		228,769

Total U. S. Treasury Obligations
(Identified cost $228,769)		228,769

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Enterprise Mergers and Acquisitions Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

Principal Amount		Value

Repurchase Agreement — 13.66%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $110,002 Collateral: U.S. Treasury Note $115,000, 1.75% due 12/31/04, Value $115,922	$110,000	$110,000

Total Repurchase Agreement
(Identified cost $110,000)		110,000

Total Investments
(Identified cost $804,580)		$824,240

Other Assets Less Liabilities — (2.32)%		(18,701)

Net Assets — 100%		$805,539

(a)	Non-income producing security.
(e)	The rate shown is the effective yield.
(ADR)	American Depository Receipt.

See notes to financial statements.

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Enterprise Mergers and Acquisitions Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$824,240
Investment income receivable	1,479
Receivable for fund shares sold	5,016
Receivable for investments sold	276
Due from investment adviser	1,128
Cash	240

Total assets	832,379

Liabilities:

Payable for fund shares redeemed	12
Payable for investments purchased	23,758
Shareholder servicing fees payable	5
Accrued expenses and other liabilities	3,065

Total liabilities	26,840

Net Assets	$805,539

Analysis of Net Assets:

Paid-in capital	$782,179
Undistributed (accumulated) net investment income (loss)	498
Undistributed (accumulated) net realized gain (loss)	3,202
Unrealized appreciation (depreciation)	19,660

Net Assets	$805,539

Shares outstanding	77,227

Net asset value per share	$10.43

Investments at cost	$804,580

See notes to financial statements.

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Enterprise Mergers and Acquisitions Portfolio

STATEMENT OF OPERATIONS

(Unaudited) For the Period May 1, 2003(2) to June 30, 2003
Investment Income:

Dividends	$1,538 (1)
Interest	374

Total investment income	1,912

Expenses:

Investment advisory fees	878
Custodian and fund accounting fees	1,952
Trustees’ fees	229
Audit and legal fees	688
Shareholder servicing fees	10
Other expenses	155

Total expenses	3,912

Expense reimbursement	(2,498)

Total expenses, net of reimbursement	1,414

Net investment income (loss)	498

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	3,793
Net realized gain (loss) on foreign currency transactions	(591)
Net change in unrealized gain (loss) on investments	19,660

Net realized and unrealized gain (loss)	22,862

Net increase (decrease) in net assets resulting from operations	$23,360

(1)	Net of foreign taxes withheld of $42.
(2)	Commencement of operations.

See notes to financial statements.

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Enterprise Mergers and Acquisitions Portfolio

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period May 1, 2003 through June 30, 2003
From operations:

Net investment income (loss)	$498
Net realized gain (loss)	3,202
Net change in unrealized gain (loss)	19,660

Increase (decrease) in net assets resulting from operations	23,360

Distributions to shareholders from:

Net investment income	—
Net realized gains	—

Total distributions to shareholders	—

From capital share transactions:

Shares sold	782,232
Reinvestment of distributions	—
Shares redeemed	(53)

Total increase (decrease) in net assets resulting from capital share transactions	782,179

Total increase (decrease) in net assets	805,539

Net assets:

Beginning of period	—

End of period	$805,539

Capital share activity:

Shares issued	77,232
Shares issued in reinvestment of distributions	—
Shares redeemed	(5)

Net increase (decrease)	77,227

Undistributed net investment income (loss)	$498

See notes to financial statements.

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Enterprise Mergers and Acquisitions Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) For the Period May 1, 2003 through June 30, 2003

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)C	0.01
Net realized and unrealized gain (loss) on investments	0.42

Total from investment operations	0.43

Less dividends and distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$10.43

Total return	4.30	%B
Net assets end of period (in thousands)	$806
Ratio of expenses to average net assets	1.45	%A
Ratio of expenses to average net assets (excluding reimbursement)	4.01	%A
Ratio of net investment income (loss) to average net assets	0.51	%A
Portfolio turnover rate	32%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Mergers and Acquisitions Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.90%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the period ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $40 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.45%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $521,500 in the Portfolio at June 30, 2003.

For the period ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the period ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$597,045	$135,007

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. There was no securities lending activity at June 30, 2003.

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the period ended June 30, 2003.

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Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences, if any due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$804,581	$22,828	($3,168)	$19,660

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TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

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Enterprise Accumulation Trust

MERGERS AND ACQUISITIONS PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

14

Enterprise Managed Portfolio

SUBADVISER’S COMMENTS

Wellington Management Company, LLP

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Wellington Management Company, LLP (“Wellington”), which manages approximately $337 billion for institutional clients and whose usual investment minimum for this investment objective is $25 million, is subadviser to the Enterprise Managed Portfolio.

Investment Objective

The objective of the Enterprise Managed Portfolio is to seek growth of capital over time.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 9.16%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 11.77%. The Portfolio underperformed its peer group, the Lipper Flexible Portfolio Funds Index, which returned 9.73%.

How would you describe the investment environment during the period?

Following strong returns from fourth quarter 2002, investors entered 2003 with hope of the first annual positive return for the broad equity market since 1999. The first quarter provided no such relief. A number of concerns kept many investors on the sidelines. Concerns ranged from the geopolitical, as the U.S. began war with Iraq, to the economy, where the recovery seemed muted at best; additionally, deteriorating fundamentals in many industries and poor weather added to the lack of conviction among investors. The second quarter saw broad and robust gains in the equity market, led by information technology stocks. With equities languishing at three-year lows and a lack of compelling alternative investments, market sentiment for equities turned positive. Additionally, many companies used the economic downturn to clean up their balance sheets, and reduced their workforces to the point where they should perform well when the economy does rebound. Frustrated by the seemingly slow pace of economic pick-up, the Federal Reserve cut the discount rate an additional 0.25% in June.

What strategies affected Portfolio performance during the period?

In the aggregate, Wellington’s asset allocation positioning contributed modestly to relative results during the period. Heading into 2003, Wellington maintained the Portfolio with an under-weight to equities, believing that there would be disappointing news on the economic front and a growing certainty of war. This under-weight positioning positively impacted performance during the first quarter. After a rally in early January, equity markets faded until the second week in March due to the rising likelihood of war, a steady stream of poor global economic news and persistent outflows from equity mutual funds. In February, Wellington eliminated the equity under-weight as general sentiment regarding the war and its likely outcome pointed to a possible equity rally. As March progressed, this equity rally materialized and was quite strong. Consequently, the Portfolio’s over-weight to equities positively benefited performance.

The Portfolio also benefited from strength in the consumer discretionary sector, where AOL Time Warner rose sharply on asset sales intended to strengthen its balance sheet and improve fundamentals. Another strong media related name was Omnicom. This stock continued to benefit from its strong competitive position in a modestly positive environment for advertising spending. In the retailing sub-sector of the consumer discretionary sector, Michael’s Stores stands out as a strong contributor to performance. The stock continues to perform well due to continued progress with its automated inventory system.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

SUBADVISER’S COMMENTS — (Continued)

Weak stock selection in the information technology sector negatively impacted performance for the period. Specifically, Texas Instruments Inc. and Microsoft Corporation were weak for the period. Despite the fact that the information technology sector led the market for the period, investors preferred more speculative names with greater leverage to an economic recovery.

What changes were made to the Portfolio over the period?

The Portfolio began the year with an under-weight to equities, which proved to be additive to performance during the equity market decline in January and February. The strong equity market rally that began in March saw the Portfolio with a neutral-to-slight over-weight to equities. As the period progressed, the Portfolio gradually built an over-weight equity position. The Portfolio ended the period with a slight over-weight to equities.

In the equity portion of the Portfolio, Wellington has begun to increase cyclical exposure. In particular, Wellington added several new positions in the technology and consumer discretionary sectors, such as Analog Devices, Applied Materials Inc., Target Corporation, Lamar Advertising Company and The Gap Inc. Wellington funded these purchases by reducing the over-weight to healthcare via sales of HCA Inc. and Baxter International Inc. and increasing the under-weight to financials via sales of Federated Investors and UnionBanCal Corporation.

In the fixed-income portion of the Portfolio, Wellington continues to under-weight exposure to government securities and continues to over-weight the mortgage-backed and corporate sectors. This over-weight to the corporate sector, however, has been reduced as the corporate bond yield spread to Treasuries has narrowed while corporations improve their balance sheets.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Number of Shares	Value

Domestic Common Stocks — 68.17%

Advertising — 1.04%

Catalina Marketing Corporation (a)	59,800	$1,055,470
Lamar Advertising Company (a)	64,100	2,256,961
Omnicom Group Inc.	50,000	3,585,000

		6,897,431

Aerospace — 1.66%

General Dynamics Corporation	39,600	2,871,000
Lockheed Martin Corporation	111,700	5,313,569
United Technologies Corporation	39,700	2,811,951

		10,996,520

Airlines — 0.17%

JetBlue Airways Corporation (a) (o)	26,600	1,124,914

Apparel & Textiles — 0.53%

American Eagle Outfitters Inc. (a)	45,700	838,138
Liz Claiborne Inc.	47,600	1,677,900
Mohawk Industries Inc. (a)	18,200	1,010,646

		3,526,684

Automotive — 0.28%

O’Reilly Automotive Inc. (a) (o)	56,400	1,883,196

Banking — 3.48%

Bank of America Corporation	91,900	7,262,857
Bank of Hawaii Corporation	37,700	1,249,755
Bank One Corporation	153,900	5,722,002
Banknorth Group Inc.	69,500	1,773,640
Sovereign Bancorp Inc.	89,300	1,397,545
Wachovia Corporation	143,500	5,734,260

		23,140,059

Biotechnology — 0.01%

Genzyme Corporation (a)	1,000	41,800

Broadcasting — 0.24%

Univision Communications Inc. (Class A) (a) (o)	50,600	1,538,240
Westwood One Inc. (a)	800	27,144

		1,565,384

Building & Construction — 0.74%

D.R. Horton Inc. (o)	62,400	1,753,440
Masco Corporation	131,600	3,138,660

		4,892,100

Business Services — 0.63%

Aramark Corporation (Class B) (a)	45,000	1,008,900
Automatic Data Processing Inc.	49,700	1,682,842
ChoicePoint Inc. (a)	44,000	1,518,880

		4,210,622

	Number of Shares	Value

Cable — 0.93%

Comcast Corporation (Class A) (a)	212,800	$6,135,024
EchoStar Communications Corporation (Class A) (a)	1,600	55,392

		6,190,416

Chemicals — 0.85%

Cabot Microelectronics Corporation (a) (o)	38,600	1,948,142
Du Pont (E. I.) de Nemours & Company	87,300	3,635,172
Praxair Inc.	600	36,060

		5,619,374

Computer Hardware — 3.14%

CDW Corporation (a)	12,200	558,760
Cisco Systems Inc. (a)	426,700	7,121,623
Hewlett-Packard Company	324,000	6,901,200
International Business Machines Corporation	76,200	6,286,500

		20,868,083

Computer Services — 1.52%

Checkfree Corporation (a) (o)	38,200	1,063,488
InterActiveCorp (a)	88,400	3,497,988
Manhattan Associates Inc. (a) (o)	24,800	644,056
Sungard Data Systems Inc. (a)	188,300	4,878,853
Symantec Corporation (a)	700	30,702

		10,115,087

Computer Software — 3.50%

Adobe Systems Inc.	16,300	522,741
Cadence Design Systems Inc. (a)	77,829	938,618
Intuit Inc. (a)	59,300	2,640,629
Microsoft Corporation	672,300	17,217,603
PeopleSoft Inc. (a)	39,100	687,769
Siebel Systems Inc. (a)	61,200	583,848
Verity Inc. (a)	49,400	625,404

		23,216,612

Consumer Products — 1.54%

Gillette Company	162,300	5,170,878
Procter & Gamble Company	57,100	5,092,178

		10,263,056

Containers/Packaging — 0.39%

Pactiv Corporation (a)	130,200	2,566,242

Crude & Petroleum — 2.49%

ChevronTexaco Corporation	86,700	6,259,740
ExxonMobil Corporation	286,700	10,295,397

		16,555,137

Electrical Equipment — 1.85%

General Electric Company	429,000	12,303,720

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares	Value

Electronics — 0.20%

Sanmina-SCI Corporation (a)	207,300	$1,308,063

Energy — 1.26%

Chesapeake Energy Corporation (o)	179,600	1,813,960
Cinergy Corporation	43,000	1,581,970
Exelon Corporation	66,800	3,995,308
Swift Energy Company (a) (o)	90,300	993,300

		8,384,538

Finance — 1.05%

Capital One Financial Corporation	1,300	63,934
E*TRADE Group Inc. (a)	97,100	825,350
Legg Mason Inc.	74,500	4,838,775
Providian Financial Corporation (a) (o)	136,000	1,259,360

		6,987,419

Food, Beverages & Tobacco — 3.76%

Altria Group Inc.	78,000	3,544,320
Coca-Cola Company	148,600	6,896,526
Coca-Cola Enterprises Inc.	153,000	2,776,950
Constellation Brands Inc. (a)	70,100	2,201,140
General Mills Inc.	85,200	4,039,332
PepsiCo Inc.	124,400	5,535,800

		24,994,068

Gaming — 0.21%

International Game Technology (a)	13,500	1,381,455

Health Care — 0.73%

Anthem Inc. (a)	10,100	779,215
Oxford Health Plans Inc. (a)	40,200	1,689,606
Triad Hospitals Inc. (a)	95,200	2,362,864

		4,831,685

Hotels & Restaurants — 1.22%

Brinker International Inc. (a)	109,800	3,954,996
Darden Restaurants Inc.	40,700	772,486
McDonald’s Corporation	150,500	3,320,030
Starbucks Corporation (a)	1,640	40,213

		8,087,725

Insurance — 1.01%

Gallagher Arthur J & Company	63,000	1,713,600
Marsh & McLennan Companies Inc.	97,200	4,964,004

		6,677,604

Manufacturing — 1.10%

3M Company	24,000	3,095,520
Danaher Corporation	600	40,830
ITT Industries Inc.	63,400	4,150,164

		7,286,514

	Number of Shares	Value

Media — 1.93%

AOL Time Warner Inc. (a)	571,600	$9,197,044
Gannett Company Inc.	47,400	3,640,794

		12,837,838

Medical Instruments — 1.32%

Diagnostic Products Corporation (o)	17,500	718,375
Edwards Lifesciences Corporation (a)	81,400	2,616,196
Guidant Corporation	63,200	2,805,448
Henry Schein Inc. (a)	20,500	1,072,970
Waters Corporation (a)	51,548	1,501,593
Zimmer Holdings Inc. (a)	950	42,798

		8,757,380

Medical Services — 1.60%

Cardinal Health Inc.	74,400	4,783,920
IMS Health Inc.	130,400	2,345,896
Laboratory Corporation of America Holdings (a) (o)	36,200	1,091,430
Lincare Holdings Inc. (a)	700	22,057
Quest Diagnostics Inc. (a) (o)	36,000	2,296,800
WellPoint Health Networks Inc. (a)	700	59,010

		10,599,113

Metals & Mining — 0.80%

Alcoa Inc.	208,600	5,319,300

Misc. Financial Services — 4.08%

Ambac Financial Group Inc.	26,300	1,742,375
Citigroup Inc.	353,700	15,138,360
Countrywide Credit Industries Inc.	39,200	2,727,144
Merrill Lynch & Company Inc.	160,900	7,510,812

		27,118,691

Multi-Line Insurance — 1.58%

American International Group Inc.	189,300	10,445,574
Brown & Brown Inc.	1,600	52,000

		10,497,574

Oil Services — 1.35%

Apache Corporation	630	40,988
EOG Resources Inc.	83,800	3,506,192
GlobalSantaFe Corporation	43,200	1,008,288
Halliburton Company	2,000	46,000
Schlumberger Ltd.	92,400	4,395,468

		8,996,936

Paper Products — 0.50%

International Paper Company	93,100	3,326,463

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Pharmaceuticals — 8.10%

Abbott Laboratories	186,700	$8,169,992
Albany Molecular Research Inc. (a) (o)	132,500	2,000,750
Caremark Rx Inc. (a)	48,100	1,235,208
Eli Lilly & Company	108,500	7,483,245
IDEC Pharmaceuticals Corporation (a) (o)	75,400	2,563,600
King Pharmaceuticals Inc. (a)	118,700	1,752,012
Pfizer Inc.	477,500	16,306,625
Schering-Plough Corporation	205,500	3,822,300
Watson Pharmaceuticals Inc. (a)	37,500	1,513,875
Wyeth	195,900	8,923,245

		53,770,852

Property-Casualty Insurance — 0.97%

St. Paul Companies Inc.	77,000	2,811,270
Travelers Property Casualty Corporation (Class B)	232,000	3,658,640

		6,469,910

Retail — 3.77%

Bed Bath & Beyond Inc. (a)	1,370	53,169
Chico’s FAS Inc. (a) (o)	67,200	1,414,560
CVS Corporation	67,900	1,903,237
Fastenal Company (o)	900	30,546
Gap Inc.	146,300	2,744,588
Home Depot Inc.	190,700	6,315,984
Linens ‘n Things Inc. (a) (o)	12,400	292,764
Michaels Stores Inc. (a)	54,200	2,062,852
Pacific Sunwear of California (a) (o)	45,600	1,098,504
Target Corporation	42,500	1,608,200
Wal-Mart Stores Inc.	140,200	7,524,534

		25,048,938

Semiconductors — 3.26%

Analog Devices Inc. (a)	66,400	2,312,048
Applied Materials Inc. (a)	243,000	3,853,980
Emulex Corporation (a)	1,400	31,878
Fairchild Semiconductor International (Class A) (a)	103,300	1,321,207
Integrated Circuit Systems Inc. (a) (o)	35,400	1,112,622
Intel Corporation	355,100	7,380,399
International Rectifier Corporation (a)	113,000	3,030,660
Lattice Semiconductor Corporation (a) ( o)	45,800	376,934
Novellus Systems Inc. (a)	18,400	673,826
Texas Instruments Inc.	85,300	1,501,280
Xilinx Inc. (a)	1,300	32,903

		21,627,737

Telecommunications — 1.38%

Comverse Technology Inc. (a)	50,400	757,512
SBC Communications Inc.	280,500	7,166,775
Tekelec (a)	108,100	1,221,530

		9,145,817

	Number of Shares or Principal Amount	Value

Transportation — 0.94%

EGL Inc. (a) (o)	114,000	$1,732,800
FedEx Corporation	72,274	4,483,156

		6,215,956

Travel/Entertainment/Leisure — 0.14%

Polaris Industries Inc. (o)	14,700	902,580

Utilities — 0.34%

FPL Group Inc.	34,000	2,272,900

Waste Management — 0.58%

Waste Management Inc.	160,200	3,859,218

Wireless Communications — 0.00%

Nextel Communications Inc. (Class A) (a)	1,800	32,544

Total Domestic Common Stocks
(Identified cost $457,536,689)		452,715,255

Foreign Stocks — 0.63%

Technology — 0.63%

Accenture LTD. (a)	230,300	4,166,127

Total Foreign Stocks
(Identified cost $4,064,639)		4,166,127

Corporate Bonds and Notes — 8.62%

Aerospace — 0.14%

McDonnell Douglas Corporation 6.875% due 11/01/06	$425,000	473,308
United Technologies Corporation 7.125% due 11/15/10	400,000	482,587

		955,895

Airlines — 0.24%

American Airlines Inc. 7.024% due 10/15/09	450,000	429,589
American Airlines Pass Through Trust 3.857% due 07/01/10	80,000	80,000
Continental Airlines 6.703% due 06/15/21	628,531	609,288
Delta Air Lines Inc. 7.111% due 09/18/11	450,000	456,344

		1,575,221

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Banking — 0.33%

First Massachusetts Bank 7.625% due 06/15/11	$300,000	$360,410
First Union National Bank 7.875% due 02/15/10	95,000	116,376
First Union National Bank 6.18% due 02/15/36	400,000	449,794
NCNB Corporation 10.20% due 07/15/15	250,000	370,548
People’s Bank 9.875% due 11/15/10	250,000	303,063
Popular North America Inc. 6.625% due 01/15/04	550,000	564,953

		2,165,144

Broadcasting — 0.09%

Clear Channel Communications 6.00% due 11/01/06	255,000	279,230
Liberty Media Corporation 7.75% due 07/15/09	300,000	349,478

		628,708

Building & Construction — 0.23%

Centex Corporation 5.80% due 09/15/09	500,000	549,154
Lennar Corporation 7.625% due 03/01/09	110,000	130,454
Lennar Corporation 5.95% due 03/01/13	120,000	131,337
Masco Corporation 5.875% due 07/15/12	225,000	249,869
Pulte Homes Inc. 6.25% due 02/15/13	425,000	471,483

		1,532,297

Cable — 0.24%

Cox Communications Inc. 7.125% due 10/01/12	320,000	382,123
TCI Communications Inc. 8.75% due 08/01/15	300,000	388,926
TCI Communications Inc. 7.125% due 02/15/28	250,000	275,602
USA Networks Inc. 6.75% due 11/15/05	500,000	545,096

		1,591,747

Chemicals — 0.19%

Chevron Phillips Chemical 7.00% due 03/15/11	425,000	494,748
Dow Chemical Company 6.00% due 10/01/12	350,000	380,758
Monsanto Company 7.375% due 08/15/12	300,000	357,701

		1,233,207

	Principal Amount	Value

Computer Services — 0.03%

Computer Sciences Corporation 7.375% due 06/15/11	$175,000	$212,804

Electrical Equipment — 0.03%

Oncor Electric Delivery Company 6.375% due 05/01/12	200,000	228,309

Energy — 1.02%

Alabama Power Company 5.875% due 12/01/22	375,000	402,345
Alliant Energy Resources Inc. 9.75% due 01/15/13	100,000	128,782
American Electric Power Inc. 6.125% due 05/15/06	575,000	630,287
Calenergy Inc. 7.52% due 09/15/08	185,000	220,792
Carolina Power & Light Company 5.95% due 03/01/09	150,000	168,901
Consolidated Natural Gas Company 5.375% due 11/01/06	350,000	379,448
Florida Power Corporation 5.90% due 03/01/33	300,000	320,942
Keyspan Corporation 6.15% due 06/01/06	210,000	233,450
NSTAR 8.00% due 02/15/10	425,000	521,548
Old Dominion Electric Cooperative 6.25% due 06/01/11	650,000	744,375
Peco Energy Company 4.75% due 10/01/12	165,000	172,749
Pennsylvania Electric Company 6.625% due 04/01/19	175,000	192,228
PPL Energy Supply 6.40% due 11/01/11	250,000	277,535
PSEG Power 7.75% due 04/15/11	450,000	536,939
SCANA Corporation 6.25% due 02/01/12	200,000	227,018
Schlumberger Technology Corporation 6.50% due 04/15/12 (144A)	675,000	783,696
South Carolina Electric & Gas Company 5.80% due 01/15/33	180,000	191,856
Southern California Gas Company 4.80% due 10/01/12	350,000	367,847
Wisconsin Energy Corporation 6.50% due 04/01/11	255,000	291,961

		6,792,699

Finance — 0.40%

Erac USA Finance Company 8.00% due 01/15/11 (144A)	550,000	655,271
Household Finance Corporation 6.375% due 10/15/11	950,000	1,080,210
Household Finance Corporation 7.625% due 05/17/32	105,000	133,096
Newcourt Credit Group Inc. 6.875% due 02/16/05	750,000	803,421

		2,671,998

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Food, Beverages & Tobacco — 0.35%

Altria Group Inc. 7.75% due 01/15/27	$150,000	$160,773
Archer Daniels Midland Company 8.875% due 04/15/11	200,000	261,552
Kraft Foods Inc. 4.625% due 11/01/06	220,000	233,658
Pepsi Bottling Group Inc. 7.00% due 03/01/29	330,000	401,777
Tyson Foods Inc. 6.625% due 10/01/04	350,000	362,791
Unilever Capital Corporation 5.90% due 11/15/32	430,000	462,987
Whitman Corporation 6.50% due 02/01/06	425,000	467,348

		2,350,886

Gaming — 0.06%

International Game Technology 8.375% due 05/15/09	325,000	398,712

Insurance — 0.36%

Allstate Financial Global Funding 6.50% due 06/14/11 (144A)	275,000	309,465
Amerus Group Company 6.95% due 06/15/05	350,000	357,420
Equitable Life Assured Society 6.95% due 12/01/05 (144A)	500,000	557,511
Liberty Mutual Insurance Company 7.697% due 10/15/2097 (144A)	110,000	80,919
Prudential Insurance Company America 6.375% due 07/23/06 (144A)	300,000	335,533
Prudential Insurance Company America 7.65% due 07/01/07 (144A)	200,000	232,920
RenaissanceRe Holdings Ltd. 5.875% due 02/15/13	460,000	489,320

		2,363,088

Machinery — 0.06%

Caterpillar Inc. 6.55% due 05/01/11 (o)	350,000	413,760

Media — 0.15%

AOL Time Warner Inc. 7.70% due 05/01/32	850,000	992,317

	Principal Amount	Value

Medical Services — 0.06%

Cardinal Health Inc. 6.25% due 07/15/08	$200,000	$230,541
Cardinal Health Inc. 7.00% due 10/15/26	150,000	180,584

		411,125

Metals & Mining — 0.08%

Alcoa Inc. 6.50% due 06/01/11	450,000	523,868

Misc. Financial Services — 1.51%

American Express Company 5.50% due 09/12/06	110,000	121,406
American Express Credit Corporation, 7.20% due 09/17/07	750,000	819,293
Canadian Oil Sands Ltd. 7.90% due 09/01/21 (144A)	300,000	337,897
Citigroup Inc. 7.25% due 10/01/10	1,100,000	1,332,778
Ford Motor Credit Company 7.60% due 08/01/05	130,000	139,579
Ford Motor Credit Company 7.25% due 10/25/11	1,350,000	1,387,899
Frank Russell Company 5.625% due 01/15/09 (144A)	500,000	561,908
General Electric Capital Corporation 6.125% due 02/22/11	1,100,000	1,254,322
General Motors Acceptance Corporation 6.875% due 08/28/12	1,075,000	1,072,480
Goldman Sachs Group Inc. 6.875% due 01/15/11	575,000	678,470
Hartford Financial Services Group Inc. 7.90% due 06/15/10	200,000	243,849
Merrill Lynch & Company Inc. 6.00% due 02/17/09	900,000	1,011,743
Morgan Stanley Group Inc. 6.75% due 04/15/11	900,000	1,052,713

		10,014,337

Multi-Line Insurance — 0.33%

American Financial Group Inc. 7.125% due 04/15/09	215,000	218,214
American General Corporation 7.50% due 08/11/10	900,000	1,111,455
John Hancock Global Funding 7.90% due 07/02/10 (144A)	700,000	863,639

		2,193,308

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Oil Services — 1.06%

Burlington Resources Financial Company, 7.40% due 12/01/31	$450,000	$562,980
Canadian Natural Resources Ltd. 6.45% due 06/30/33	475,000	535,822
ChevronTexaco Capital Company 3.50% due 09/17/07	450,000	467,649
Conagra Inc. 7.875% due 09/15/10	575,000	725,692
Devon Funding Corporation 6.875% due 09/30/11	600,000	703,820
Duke Energy Field Services 5.75% due 11/15/06	215,000	228,996
Energen Corporation 7.625% due 12/15/10	200,000	220,720
Kinder Morgan Energy Partners 6.75% due 03/15/11	400,000	465,134
Kinder Morgan Inc. 6.50% due 09/01/12	675,000	773,751
Motiva Enterprises 5.20% due 09/15/12 (144A)	700,000	740,514
Murphy Oil Corporation 6.375% due 05/01/12	350,000	403,411
Northern Border Partners 8.875% due 06/15/10	220,000	268,225
Tosco Corporation 7.625% due 05/15/06	410,000	465,050
Valero Energy Corporation 7.50% due 04/15/32	400,000	453,434

		7,015,198

Paper Products — 0.18%

International Paper Company 6.75% due 09/01/11	375,000	433,734
Mead Corporation 7.35% due 03/01/17	175,000	206,226
Temple Inland Inc. 7.875% due 05/01/12	270,000	322,061
Willamette Industries Inc. 7.00% due 02/01/18	175,000	199,677

		1,161,698

Pharmaceuticals — 0.09%

Bristol Myers Squibb Company 4.75% due 10/01/06	200,000	215,265
Wyeth 6.70% due 03/15/11	300,000	351,962

		567,227

Property-Casualty Insurance — 0.36%

Ace Capital Trust 9.70% due 04/01/30	575,000	774,891
Everest Reinsurance Holdings Inc. 8.50% due 03/15/05	370,000	402,504

	Principal Amount	Value

Fidelity National Financial Inc. 7.30% due 08/15/11	$225,000	$261,279
Mercury General Corporation 7.25% due 08/15/11	425,000	480,592
W.R. Berkley Corporation 5.875% due 02/15/13	195,000	207,389
W.R. Berkley Corporation 8.70% due 01/01/22	200,000	248,945

		2,375,600

Real Estate — 0.25%

AMB Property 7.50% due 06/30/18	350,000	401,029
Duke Realty Limited Partnership 5.25% due 01/15/10	300,000	320,220
Health Care Property Investments Inc. 6.00% due 03/01/15	300,000	311,009
Liberty Property Trust 8.50% due 08/01/10	220,000	276,403
Spieker Properties 7.25% due 05/01/09	300,000	349,535

		1,658,196

Retail — 0.36%

Kohl’s Corporation 6.00% due 01/15/33	430,000	465,177
Lowe’s Companies Inc. 6.50% due 03/15/29	675,000	765,491
Staples Inc. 7.375% due 10/01/12	340,000	402,478
Target Corporation 5.40% due 10/01/08	390,000	437,011
Wal-Mart Stores Inc. 8.00% due 09/15/06	275,000	323,741

		2,393,898

Telecommunications — 0.37%

Alltel Corporation 7.00% due 07/01/12	450,000	546,209
Ameritech Capital Funding Corporation, 6.45% due 01/15/18	200,000	232,471
AT & T Corporation 7.80% due 11/15/11	325,000	371,511
CenturyTel Inc. 7.875% due 08/15/12	125,000	157,754
SBC Communications Inc. 5.875% due 08/15/12	300,000	338,205
Verizon Global Funding Corporation 7.375% due 09/01/12	660,000	805,005

		2,451,155

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Wireless Communications — 0.05%

AT&T Wireless Services Inc. 8.75% due 03/01/31	$275,000	$339,918

Total Corporate Bonds and Notes
(Identified cost $52,875,296)		57,212,320

Foreign Bonds — 0.87%

Banking — 0.10%

Bayerische Landesbank Girozentrale 5.65% due 02/01/09	200,000	224,377
National Australia Bank Ltd. 8.60% due 05/19/10	175,000	226,217
Royal Bank of Scotland Group 6.375% due 02/01/11	200,000	231,772

		682,366

Chemicals — 0.03%

Potash Corporation Saskatchewan Inc. 7.75% due 05/31/11	175,000	215,104

Insurance — 0.10%

XL Capital Finance Europe 6.50% due 01/15/12	575,000	657,606

Manufacturing — 0.06%

Norsk Hydro 7.15% due 11/15/25	300,000	366,463

Misc. Financial Services — 0.05%

Corporacion Nacional del Cobre, 6.375% due 11/30/12 (144A)	310,000	341,419

Oil Services — 0.15%

Pemex Project Funding Master Trust, 9.125% due 10/13/10	550,000	665,500
Petroleos Mexicanos 9.50% due 09/15/27	275,000	339,625

		1,005,125

Telecommunications — 0.30%

British Telecommunications 8.375% due 12/15/10	300,000	379,404
Deutsche Telekom International 8.50% due 06/15/10	250,000	307,095
France Telecom 9.25% due 03/01/11	550,000	692,211
Singapore Telecommunications, 7.375% due 12/01/31 (144A)	520,000	635,025

		2,013,735

	Principal Amount	Value

Wireless Communications — 0.08%

Vodafone Airtouch 7.75% due 02/15/10	$275,000	$338,369
Vodafone Airtouch 7.875% due 02/15/30	125,000	161,028

		499,397

Total Foreign Bonds
(Identified cost $5,237,610)		5,781,215

Asset-Backed Securities — 1.34%

Automotive — 0.77%

Capital Auto Receivables Asset Trust, Series 2002-1, Class A4 4.16% due 07/16/07	1,000,000	1,043,925
Capital One Auto Financial Trust, Series 2002-B, Class A4A 3.32% due 04/15/09	1,500,000	1,554,097
Daimlerchrysler Auto Trust, Series 2002-B, Class A4 3.53% due 12/06/07	1,200,000	1,245,563
Nissan Auto Receivables Trust, Series 2002 B, Class A4 4.60% due 09/17/07	1,200,000	1,266,418

		5,110,003

Finance — 0.19%

Onyx Acceptance Owner Trust, Series 2001-D, Class A4 4.32% due 10/15/08	1,200,000	1,251,921

Misc. Financial Services — 0.19%

Citibank Credit Card Issuance Trust, Series 2001, Class A8, 4.10% due 12/07/06	1,200,000	1,246,682

Utilities — 0.19%

Massachusetts Special Purpose Trust, Series 1999-1, Class A3 6.62% due 03/15/07	1,200,000	1,277,267

Total Asset-Backed Securities
(Identified cost $8,676,796)		8,885,873

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Collateralized Mortgage Obligations — 1.63%

Misc. Financial Services — 1.63%

Asset Securitization Corporation, Series 1997-D4, Class AID 7.49% due 04/14/29	$845,000	$983,546
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOPC, Class A2 6.48% due 02/15/35	650,000	758,498
Chase Commercial Mortgage Securities Corporation, Series 1998-2, Class A2 6.39% due 11/18/30	820,000	943,846
Morgan Stanley Dean Witter Capital Corporation, Series 1998-WF1, Class A-2 6.55% due 03/15/30	1,080,000	1,235,336
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP1, Class A4 6.66% due 02/15/33	425,000	500,051
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP3, Class A-4 6.39% due 07/15/33	845,000	982,421
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP5, Class A4 6.39% due 10/15/35	1,150,000	1,337,670
Morgan Stanley Dean Witter Capital Corporation, Series 2002-HQ, Class A3 6.51% due 04/15/34	245,000	287,826
Morgan Stanley Dean Witter Capital Corporation, Series 2002-TOP7, Class A2 5.98% due 01/15/39	1,150,000	1,308,142
Nomura Asset Securities Corporation, Series 1998-D6, Class A1B 6.59% due 03/15/30	1,150,000	1,328,654
UBS Commercial Mortgage Trust, Series 2002-C1, Class A4 6.462% due 03/15/31	1,020,000	1,190,781

		10,856,771

Total Collateralized Mortgage Obligations
(Identified cost $10,288,336)		10,856,771

U. S. Treasury Obligations — 2.02%

U. S. Treasury Bills — 0.06%

1.20% due 08/07/03 (e) (s)	420,000	419,538

U. S. Treasury Bonds — 1.08%

8.125% due 05/15/21	3,500,000	5,111,232
5.60% due 08/15/25 (e)	3,400,000	1,130,469
6.00% due 02/15/26	750,000	896,514

		7,138,215

	Principal Amount	Value

U. S. Treasury Notes — 0.88%

3.50% due 01/15/11 (TIPS)	$5,164,427	$5,865,658

Total U. S. Treasury Obligations
(Identified cost $12,612,550)		13,423,411

U.S. Agency Obligations — 14.01%

Fannie Mae — 3.00%

7.00% due 02/01/07	33,727	35,641
6.79% due 11/01/07	1,378,360	1,553,185
6.525% due 06/01/09	658,818	762,215
7.00% due 07/01/09	20,781	21,961
6.625% due 09/15/09	900,000	1,079,834
7.512% due 02/01/10	389,319	467,580
6.97% due 10/01/10	1,215,404	1,448,151
6.30% due 03/01/11	1,047,973	1,189,449
6.03% due 05/01/11	1,370,629	1,580,460
6.01% due 11/01/11	1,376,858	1,571,929
6.115% due 02/01/12	1,183,955	1,359,585
5.898% due 04/01/12	1,384,094	1,570,663
7.00% due 11/01/12	19,065	20,289
7.00% due 12/01/12	612,314	651,644
7.00% due 03/01/15	616,795	656,210
7.00% due 05/01/15	50,076	53,276
7.00% due 06/01/15	384,191	408,742
7.00% due 11/01/15	3,280	3,489
7.00% due 04/01/17	908,258	966,109
6.00% due 12/01/22	939,098	979,170
6.00% due 01/01/23	1,521,238	1,586,151
6.00% due 02/01/23	891,951	930,011
5.50% due 06/01/33	999,901	1,035,249

		19,930,993

Federal Home Loan Banks — 2.15%

4.125% due 01/14/05	8,700,000	9,074,709
6.50% due 06/01/16	83,577	87,784
6.50% due 07/01/16	3,432,141	3,604,922
6.50% due 08/01/16	158,818	166,814
6.50% due 09/01/16	660,954	694,228
6.50% due 11/01/16	365,858	384,276
6.50% due 03/01/17	74,092	77,818
7.00% due 05/01/29	208,472	218,671

		14,309,222

Freddie Mac — 0.90%

7.00% due 07/15/05	1,875,000	2,083,727
5.125% due 07/15/12	1,000,000	1,103,246
6.50% due 01/01/17	2,663,216	2,797,287

		5,984,260

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Principal Amount	Value

Ginnie Mae — 7.96%

6.50% due 04/15/28	$1,984,510	$2,086,919
6.50% due 05/15/28	811,940	853,839
6.50% due 08/15/28	409,778	431,031
7.00% due 09/15/28	2,525,537	2,671,431
6.50% due 10/15/28	819,247	861,523
6.50% due 11/15/28	3,483,987	3,681,025
6.00% due 12/15/28	5,682,563	5,979,376
7.00% due 03/15/29	79,660	84,198
7.00% due 06/15/29	86,196	91,106
7.00% due 08/15/29	92,141	97,389
7.00% due 01/15/31	259,204	273,765
7.00% due 04/15/31	81,927	86,530
7.00% due 06/15/31	78,621	83,038
7.00% due 08/15/31	1,933,460	2,042,082
7.00% due 09/15/31	69,055	72,935
6.00% due 11/15/31	432,971	454,079
6.00% due 12/15/31	2,000,199	2,097,709
6.00% due 01/15/32	2,000,199	2,097,686
6.00% due 02/15/32	1,000,100	1,048,843
6.00% due 04/15/32	323,895	339,681
7.00% due 08/15/32	999,726	1,055,927
6.00% due 09/15/32	1,091,816	1,145,922
6.00% due 10/15/32	5,006,837	5,250,862
5.00% due 12/15/32 (TBA)	4,500,000	4,608,279
6.00% due 12/15/32	967,199	1,014,339
6.00% due 01/15/33	11,109,403	11,655,599
6.00% due 03/15/33	826,283	866,564
6.00% due 05/15/33	1,740,448	1,825,295

		52,856,972

Total Agency Obligations
(Identified cost $91,921,144)		93,081,447

Foreign Government Obligations — 0.20%

State of Israel 4.625% due 06/15/13	335,000	326,262
Trinidad & Tobago Republic 9.75% due 07/01/20 (REG S)	250,000	320,000
United Mexican States 8.375% due 01/14/11	550,000	658,900

		1,305,162

Total Foreign Government Obligations
(Identified cost $1,222,661)		1,305,162

Municipal Bond — 0.01%

Utilities — 0.01%

State of Illinois Taxable Pension, 4.95% due 06/01/23	85,000	85,318

Total Municipal Bond
(Identified cost $84,891)		85,318

Principal Amount		Value

Repurchase Agreement — 2.97%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $19,707,383 Collateral: U.S. Treasury Note $19,945,000, 1.75% due 12/31/04, Value $20,104,870	$19,707,000	$19,707,000

Total Repurchase Agreement
(Identified cost $19,707,000)		19,707,000

Total Investments
(Identified cost $664,227,612)		$667,219,899

Other Assets Less Liabilities — (0.47)%		(3,133,835)

Net Assets — 100%		$664,086,064

(a)	Non-income producing security.
(e)	The rate shown is the effective yield.
(o)	Security, or portion thereof, out on loan at June 30, 2003.
(s)	Security segregated as collateral for open futures contracts.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under rule 144A of the Securities Act of 1933.
(REG S)	Regulation S Security. Security is offered and sold outside the United States, therefore, it need not be registered with the SEC under rules 103 & 904 of the Securities Act of 1933.
(TBA)	To Be Announced. Certain specific security details such as final par amount and maturity date have not yet been determined.
(TIPS)	Treasury Inflation Protected Security. Principal amount of the security is periodically adjusted for inflation.

Open futures contracts as of June 30, 2003 are as follows:

Description	Expiration Month	Number of Contracts	Unrealized Appreciation (Depreciation)

Short S&P 500 Index Futures	9/3	28	$31,625

See notes to financial statements

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$667,219,899
Investment purchased in connection with securities lending, at value (Note 5)	25,210,874
Investment income receivable	2,306,222
Receivable for fund shares sold	3,226
Receivable for investments sold	7,677,903
Cash	768
Other assets	16,131

Total assets	702,435,023

Liabilities:

Payable for fund shares redeemed	2,648,159
Payable for investments purchased	10,222,806
Payable due upon sale of investments in connection with securities lending (Note 5)	25,210,874
Shareholder servicing fees payable	166,466
Accrued expenses and other liabilities	100,654

Total liabilities	38,348,959

Net Assets	$664,086,064

Analysis of Net Assets:

Paid-in capital	$827,542,674
Undistributed (accumulated) net investment income (loss)	12,007,807
Undistributed (accumulated) net realized gain (loss)	(178,488,329)
Unrealized appreciation (depreciation)	3,023,912

Net Assets	$664,086,064

Shares outstanding	39,803,958

Net asset value per share	$16.68

Investments at cost	$664,227,612

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$3,125,629
Interest	4,259,863
Securities lending income	14,497

Total investment income	7,399,989

Expenses:

Investment advisory fees	2,507,015
Custodian and fund accounting fees	88,293
Trustees’ fees	13,951
Audit and legal fees	78,428
Shareholder servicing fees	332,836
Other expenses	6,708

Total expenses	3,027,231

Expenses reduced by expense offset arrangements	(66,754)

Total expenses, net of expense offset arrangements	2,960,477

Net investment income (loss)	4,439,512

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(13,282,488)
Net realized gain (loss) on futures transactions	1,346,109
Net change in unrealized gain (loss) on investments	63,933,718
Net change in unrealized gain (loss) on futures transactions	31,625

Net realized and unrealized gain (loss)	52,028,964

Net increase (decrease) in net assets resulting from operations	$56,468,476

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$4,439,512	$7,169,397
Net realized gain (loss)	(11,936,379)	(153,059,693)
Net change in unrealized gain (loss)	63,965,343	(71,878,581)

Increase (decrease) in net assets resulting from operations	56,468,476	(217,768,877)

Distributions to shareholders from:

Net investment income	—	(7,429,619)
Net realized gains	—	—

Total distributions to shareholders	—	(7,429,619)

From capital share transactions:

Shares sold	10,581,095	47,768,878
Shares exchanged due to merger	2,815,931	—
Reinvestment of distributions	—	7,429,619
Shares redeemed	(69,374,256)	(241,388,079)

Total increase (decrease) in net assets resulting from capital share transactions	(55,977,230)	(186,189,582)

Total increase (decrease) in net assets	491,246	(411,388,078)

Net assets:

Beginning of period	663,594,818	1,074,982,896

End of period	$664,086,064	$663,594,818

Capital share activity:

Shares issued	675,191	2,697,893
Shares issued due to merger	188,735	—
Shares issued in reinvestment of distributions	—	503,703
Shares redeemed	(4,480,771)	(14,623,886)

Net increase (decrease)	(3,616,845)	(11,422,290)

Undistributed net investment income (loss)	$12,007,807	$7,568,295

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,

			2002		2001		2000		1999		1998

Net asset value, beginning of period	$15.28		$19.60		$24.19		$36.30		$40.56		$40.78

Income from investment operations:
Net investment income (loss)	0.11	C	0.14	C	0.13	C	0.45	C	0.50	C	0.71
Net realized and unrealized gain (loss) on investments	1.29		(4.30)		(3.10)		(0.23)		2.65		2.53

Total from investment operations	1.40		(4.16)		(2.97)		0.22		3.15		3.24

Less dividends and distributions:
Dividends from net investment income	—		(0.16)		(0.48)		(0.75)		(0.79)		(0.43)
Distributions from capital gains	—		—		(1.14)		(11.58)		(6.62)		(3.03)

Total distributions	—		(0.16)		(1.62)		(12.33)		(7.41)		(3.46)

Net asset value, end of period	$16.68		$15.28		$19.60		$24.19		$36.30		$40.56

Total return	9.16	%B	(21.20)%		(11.15)%		1.46%		9.22%		7.95%
Net assets end of period (in thousands)	$664,086		$663,595		$1,074,983		$1,452,864		$2,292,467		$2,739,305
Ratio of expenses to average net assets (excluding expense offset arrangements)	0.94	%A	0.88%		0.85%		0.82%		0.76%		0.76%
Ratio of expenses to average net assets	0.92	%A	0.85%		0.84%		0.82%		0.76%		0.76%
Ratio of net investment income (loss) to average net assets	1.38	%A	0.85%		0.60%		1.44%		1.23%		1.66%
Portfolio turnover rate	39%		109%		141%		19%		90%		46%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Effective February 28, 2003 the Managed Portfolio acquired all of the net assets of the Mid-Cap Growth Portfolio in a tax-free exchange of shares wherein the shareholders of the Mid-Cap Growth Portfolio received for each share owned approximately 0.35 shares of the Managed Portfolio. The aggregate net assets and unrealized appreciation/(depreciation) of the portfolios immediately before and after the merger were as follows:

Portfolio	Net Assets		Unrealized Appreciation/(Depreciation)
	Before Merger	After Merger	Before Merger	After Merger
Managed	$630,395,453	$633,211,384	$(74,192,412)	$(74,223,583)
Mid-Cap Growth	2,815,931		(31,171)

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Managed Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser or the Portfolio will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency exchange contracts discussed above.

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $332,703 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $143,938 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
$81,304,278	$75,907,918	$169,345,089	$206,897,270

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$24,409,648	25,210,874	$25,210,874

6. Directed Brokerage

The Portfolio may direct certain security trades to brokers who pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. Under these arrangements, the Portfolio had expenses reduced by $66,754 during the six months ended June 30, 2003.

7. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$664,227,612	$39,598,077	$(36,605,790)	$2,992,287

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Shareholder Proxy Voting Information (Unaudited)

On February 28, 2003, shareholders of the Mid-Cap Growth Portfolio voted on and approved their agreement and Plan of Reorganization into the Managed Portfolio as follows:

No. of Shares
Affirmative	438,639.074
Against	17,886.310
Abstain	58,073.842

Total	514,599.226

ENTERPRISE Accumulation Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:

EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

Enterprise Accumulation Trust

MANAGED PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

Enterprise High-Yield Bond Portfolio

SUBADVISER’S COMMENTS

Caywood-Scholl Capital Management

San Diego, California

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Caywood-Scholl Capital Management (“Caywood-Scholl”) is subadviser to the Enterprise High-Yield Bond Portfolio. Caywood-Scholl manages approximately $1.8 billion for institutional clients, and its normal investment minimum is $3 million.

Investment Objective

The objective of High-Yield Bond Portfolio is to seek maximum current income.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 13.22%. The Portfolio outperformed its benchmark, the Lehman Brothers High-Yield BB Bond Index, which returned 12.41%. In contrast, the Portfolio underperformed its peer group, the Lipper High Yield Bond Funds Index, which returned 15.74%.

How would you describe the investment environment during the period?

Throughout the first half of the year, the bubble in the U.S. Treasury market fueled a tremendous rally for all fixed-income sectors. As U.S. Treasuries achieved the lowest yields seen in a generation, fixed-income investors were motivated to seek additional yield in the credit markets. As investors sought higher yield, the technical conditions for all corporate markets improved dramatically.

The high-yield technicals propelled the market with strong demand in the first half of the year. The first six months recorded approximately $22.7 billion in high-yield mutual fund inflows versus $8.4 billion in the first half of 2002. This is in addition to money that was added as a result of institutional high-yield searches where many firms are adding high-yield as a separate asset class (half of all pension placements in the first quarter went to high-yield). Supply has been strong as well, but not in line with demand. This year recorded the second largest first half on record with $74.7 billion versus a first half long-term average of $49.5 billion. Caywood-Scholl observed that a significant portion of the proceeds from new issues were used to retire higher cost debt, thus it did not represent true new supply to the market.

What strategies affected Portfolio performance during the period?

Caywood-Scholl continues to emphasize investments in the BB and B sectors of the high-yield market, which is consistent with its investment philosophy of investing in higher quality, high-yield credits. Returns for high-yield investors throughout the first half of 2003 were very strong. However, it was the lower quality high-yield names that performed the best, followed by Bs at 16.29% and double Bs at 12.27%, according to the Merrill Lynch High-Yield Index. The Portfolio’s underperformance was due to its under-weighting of the lower quality high-yield names. Merrill Lynch’s weighting to the lower tiered bonds was significant with 13.7% at year-end and 15.3% at the end of the second quarter versus approximately 3.6% and 2.7% respectively for the Portfolio.

What changes were made to the Portfolio over the period?

Consistent with Caywood-Scholl’s investment philosophy, the Portfolio remained fully invested in the higher quality, high-yield bonds. Throughout the first half of the year, the Portfolio increased its exposure to electric power, printing/publishing, and telecom and decreased its exposure to hotels, gaming, and steel.

There are specific risks associated with the types of bonds held in the Portfolio, which include defaults by the issuer, market valuation, and interest rate sensitivity.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Principal Amount	Value

Domestic Corporate Bonds — 88.80%

Aerospace — 0.26%

Esterline Technologies Corporation 7.75%, due 06/15/13 (144A)	$225,000	$230,625

Apparel & Textiles — 0.79%

Fruit of the Loom Inc. 8.875%, due 04/15/06 (b) (d)	300,000	—
Levi Strauss & Company 7.00%, due 11/01/06 (o)	50,000	40,375
Levi Strauss & Company 11.625%, due 01/15/08 (o)	500,000	428,750
Levi Strauss & Company 12.25%, due 12/15/12	275,000	228,938

		698,063

Automotive — 3.66%

Autonation Inc. 9.00%, due 08/01/08	500,000	555,000
Avis Group Holdings Inc. 11.00%, due 05/01/09	650,000	728,000
Navistar International Corporation 9.375%, due 06/01/06	350,000	380,625
Sonic Automotive Inc. 11.00%, due 08/01/08 (o)	350,000	371,000
TRW Automotive Acquisition 11.00%, due 02/15/13 (144A)	250,000	272,500
TRW Automotive Acquisition Corporation 9.375%, due 02/15/13 (144A)	450,000	488,250
United Rentals North America Inc. 10.75%, due 04/15/08 (144A)	400,000	437,000

		3,232,375

Banking — 1.09%

Western Financial Bank 8.875%, due 08/01/07 (o)	250,000	260,000
Western Financial Bank 9.625%, due 05/15/12	650,000	702,000

		962,000

Broadcasting — 1.22%

Echostar DBS Corporation 9.375%, due 02/01/09	650,000	693,063
Sinclair Broadcast Group Inc. 8.75%, due 12/15/11	350,000	384,125

		1,077,188

Building & Construction — 2.56%

Building Materials Corporation America 7.75%, due 07/15/05	300,000	294,000
Integrated Electrical Services 9.375%, due 02/01/09	700,000	710,500
Nortek Inc. 8.875%, due 08/01/08	400,000	417,500
Nortek Inc. (Series B) 9.125%, due 09/01/07	300,000	313,500
Texas Industries Inc. 10.25%, due 06/15/11 (144A)	500,000	522,500

		2,258,000

	Principal Amount	Value

Business Services — 1.81%

Xerox Corporation 7.125%, due 06/15/10	$200,000	$199,750
Xerox Corporation 7.625%, due 06/15/13	125,000	125,156
Xerox Corporation 7.20%, due 04/01/16	1,325,000	1,272,000

		1,596,906

Cable — 3.00%

Adelphia Communications Corporation 7.875%, due 05/01/09 (b)	50,000	30,250
Adelphia Communications Corporation 9.375%, due 11/15/09 (b)	400,000	256,000
Charter Communication Holdings 8.625%, due 04/01/09 (o)	550,000	396,000
Charter Communications Holdings 10.00%, due 04/01/09 (o)	650,000	497,250
CSC Holdings Inc. 7.625%, due 04/01/11 (o)	900,000	909,000
DIRECTV Holdings 8.375%, due 03/15/13 (144A)	500,000	557,500

		2,646,000

Chemicals — 2.05%

FMC Corporation 10.25%, due 11/01/09	450,000	506,250
Huntsman International 9.875%, due 03/01/09 (144A)	100,000	104,000
PCI Chemicals Canada Company 10.00%, due 12/31/08	198,502	172,200
Pioneer Americas Inc. 4.79%, due 06/30/03 (o) (v)	62,908	53,472
Polyone Corporation 10.625%, due 05/15/10 (144A)	500,000	487,500
Scotts Company 8.625%, due 01/15/09	450,000	481,500

		1,804,922

Consumer Products — 3.86%

Central Garden & Pet Company 9.125%, due 02/01/13	350,000	372,750
Chattem Inc. (Series B) 8.875%, due 04/01/08 (o)	477,000	492,502
Elizabeth Arden Inc. 11.75%, due 02/01/11	700,000	780,500
French Fragrances Inc. (Series B) 10.375%, due 05/15/07	225,000	231,188
French Fragrances Inc. (Series D) 10.375%, due 05/15/07	200,000	199,500
Moore North America Finance Inc. 7.875%, due 01/15/11 (144A)	275,000	286,687
Sealy Mattress Company 9.875%, due 12/15/07	75,000	74,625
Sealy Mattress Company (Series B) 10.875%, due 12/15/07 (c) (o)	950,000	969,000

		3,406,752

ENTERPRISE Accumulation Trust

2

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Containers/Packaging — 1.36%

Owens Brockway Glass Container 8.75%, due 11/15/12	$150,000	$162,750
Owens Illinois Inc. 8.10%, due 05/15/07 (o)	550,000	563,750
Owens Illinois Inc. 7.35%, due 05/15/08 (o)	475,000	475,000

		1,201,500

Crude & Petroleum — 0.24%

ANR Pipeline Company 8.875%, due 03/15/10 (144A)	100,000	109,250
Peabody Energy Corporation 6.875%, due 03/15/13 (144A)	100,000	104,750

		214,000

Electrical Equipment — 0.55%

BRL Universal Equipment 8.875%, due 02/15/08	450,000	488,250

Electronics — 0.67%

Flextronics International Ltd. 6.50%, due 05/15/13 (144A)	250,000	240,625
Thomas & Betts Corporation 7.25%, due 06/01/13	350,000	350,000

		590,625

Energy — 5.80%

Calpine Canada Energy Finance 8.50%, due 05/01/08 (o)	1,000,000	780,000
CMS Energy Corporation 8.90%, due 07/15/08 (o)	150,000	156,938
CMS Energy Corporation 7.50%, due 01/15/09 (o)	550,000	543,812
Cogentrix Energy Inc. 8.75%, due 10/15/08	350,000	301,000
El Paso Corporation 7.00%, due 05/15/11 (o)	1,025,000	932,750
Illinois Power Company 11.50%, due 12/15/10 (144A)	950,000	1,085,375
MSW Energy Holdings 8.50%, due 09/01/10 (144A)	350,000	359,625
PG & E Corporation 6.875%, due 07/15/08 (144A)	250,000	250,000
Reliant Resources Inc. 9.25%, due 07/15/10 (144A)	150,000	152,625
Reliant Resources Inc. 9.50%, due 07/15/13 (144A)	300,000	303,375

	Principal Amount	Value

Teco Energy Inc. 7.50%, due 06/15/10	$250,000	$255,000

		5,120,500

Finance — 0.87%

Thornburg Mortgage Inc. 8.00%, due 05/15/13 (144A)	750,000	765,000

Food, Beverages & Tobacco — 4.72%

Canandaigua Brands Inc. 8.50%, due 03/01/09 (o)	200,000	210,000
Delhaize America Inc. 7.375%, due 04/15/06 (o)	125,000	131,250
Delhaize America Inc. 8.125%, due 04/15/11	100,000	109,500
Dole Food Inc. 8.625%, due 05/01/09	400,000	423,000
Ingles Markets Inc. 8.875%, due 12/01/11 (o)	625,000	628,906
NBTY Inc. (Series B) 8.625%, due 09/15/07 (o)	550,000	566,500
Smithfield Foods Inc. 7.625%, due 02/15/08 (o)	450,000	462,375
Stater Brothers Holdings Inc. 10.75%, due 08/15/06	850,000	894,625
Winn-Dixie Stores Inc. 8.875%, due 04/01/08 (o)	700,000	742,000

		4,168,156

Gaming — 0.31%

Mohegan Tribal Gaming Authority 8.75%, due 01/01/09	250,000	269,375

Health Care — 2.53%

Advanced Medical Optics Inc. 9.25%, due 07/15/10	750,000	813,750
Beverly Enterprises Inc. 9.625%, due 04/15/09 (o)	575,000	552,000
HCA Inc. 6.95%, due 05/01/12	200,000	213,134
Healthsouth Corporation 8.50%, due 02/01/08 (o)	650,000	510,250
Healthsouth Corporation 7.625%, due 06/01/12 (o)	50,000	38,750
Vicar Operating Inc. 9.875%, due 12/01/09	100,000	109,500

		2,237,384

ENTERPRISE Accumulation Trust

3

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Hotels & Restaurants — 10.11%

Boyd Gaming Corporation 7.75%, due 12/15/12	$575,000	$610,219
Circus Circus Enterprises Inc. 9.25%, due 12/01/05 (o)	350,000	366,406
Felcor Lodging 8.50%, due 06/01/11	475,000	478,563
Foodmaker Inc. 8.375%, due 04/15/08 (o)	620,000	641,700
Hilton Hotels Corporation 7.625%, due 05/15/08	975,000	1,048,125
HMH Properties Inc. 7.875%, due 08/01/08	150,000	152,250
Host Marriott 9.50%, due 01/15/07	800,000	860,000
John Q. Hammons Hotels 8.875%, due 05/15/12 (Series B) (o)	250,000	262,500
Meristar Hospitality Operating 9.125%, due 01/15/11	400,000	392,000
MGM Mirage Inc. 8.50%, due 09/15/10	600,000	705,000
Mirage Resorts Inc. 6.75%, due 08/01/07	200,000	213,000
Park Place Entertainment Corporation 7.875%, due 03/15/10 (o)	850,000	913,750
Park Place Entertainment Corporation 8.125%, due 05/15/11	475,000	521,312
Starwood Hotels Resorts 7.875%, due 05/01/12	900,000	985,500
Station Casinos Inc. 8.875%, due 12/01/08 (o)	200,000	210,000
Station Casinos Inc. 9.875%, due 07/01/10 (o)	250,000	275,000
Yum Brands Inc. 7.70%, due 07/01/12	250,000	285,000

		8,920,325

Machinery — 2.89%

Briggs & Stratton Corporation 8.875%, due 03/15/11 (o)	500,000	577,500
Flowserve Corporation 12.25%, due 08/15/10 (o)	625,000	728,125
Navistar International Corporation (Series B) 8.00%, due 02/01/08 (o)	150,000	150,000
Teekay Shipping Corporation 8.875%, due 07/15/11	1,000,000	1,096,250

		2,551,875

Manufacturing — 0.42%

SPX Corporation 6.25%, due 06/15/11	100,000	102,000
SPX Corporation 7.50%, due 01/01/13	200,000	216,500
United States Steel Corporation 10.75%, due 08/01/08 (o)	50,000	52,500

		371,000

	Principal Amount	Value

Media — 1.34%

AOL Time Warner Inc. 5.625%, due 05/01/05 (o)	$250,000	$265,407
AOL Time Warner Inc. 6.875%, due 05/01/12	50,000	57,081
Corus Entertainment Inc. 8.75%, due 03/01/12	800,000	860,000

		1,182,488

Medical Instruments — 1.25%

Apogent Technologies Inc. 6.50%, due 05/15/13 (144A)	225,000	232,313
Fisher Scientific International Inc. 7.125%, due 12/15/05	100,000	104,500
Fisher Scientific International Inc. 8.125%, due 05/01/12 (144A)	350,000	374,500
Medex Inc. 8.875%, due 05/15/13 (144A)	375,000	389,062

		1,100,375

Medical Services — 2.32%

AmerisourceBergen Corporation 8.125%, due 09/01/08	150,000	165,000
NDCHealth Corporation 10.50%, due 12/01/12 (144A)	375,000	402,188
Tenet Healthcare Corporation 7.375%, due 02/01/13 (o)	500,000	482,500
Triad Hospitals Holdings Inc. 11.00%, due 05/15/09	150,000	165,375
Warner Chilcott Inc. 12.625%, due 02/15/08	750,000	832,500

		2,047,563

Metals & Mining — 2.61%

Alaska Steel Corporation 7.875%, due 02/15/09 (o)	100,000	85,000
Alaska Steel Corporation 7.75%, due 06/15/12 (o)	200,000	166,000
Dresser Inc. 9.375%, due 04/15/11 (o)	650,000	669,500
Steel Dynamics Inc. 9.50%, due 03/15/09 (o)	450,000	471,375
Williams Companies Inc. 8.625%, due 06/01/10	175,000	182,875
Williams Companies Inc. 7.125%, due 09/01/11 (o)	750,000	731,250

		2,306,000

Misc. Financial Services — 0.33%

Ucar Finance Inc. 10.25%, due 02/15/12	300,000	294,000

ENTERPRISE Accumulation Trust

4

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Oil Services — 5.35%

Chesapeake Energy Corporation 8.375%, due 11/01/08	$700,000	$757,750
Ferrellgas Partner 8.75%, due 06/15/12 (o)	200,000	217,000
Grant Prideco Inc. 9.625%, due 12/01/07	450,000	497,250
Hanover Equipment Test 8.75%, due 09/01/11 (o)	650,000	682,500
Key Energy Services Inc. 8.375%, due 03/01/08	250,000	271,250
Nuevo Energy Company 9.50%, due 06/01/08 (o)	427,000	447,816
Pioneer Natural Resources Company 9.625%, due 04/01/10	1,075,000	1,332,863
Southern Natural Gas Company 8.875%, due 03/15/10 (144A)	375,000	408,750
Westport Resources Corporation 8.25%, due 11/01/11 (o)	100,000	109,500

		4,724,679

Paper & Forest Products — 1.81%

Bowater Inc. 6.50%, due 06/15/13 (144A)	300,000	284,642
Buckeye Cellulose Corporation 8.50%, due 12/15/05	250,000	248,750
Georgia Pacific Corporation 8.125%, due 05/15/11 (o)	550,000	565,125
Georgia Pacific Corporation 9.50%, due 12/01/11 (o)	450,000	495,563

		1,594,080

Pharmaceuticals — 1.21%

AdvancePCS 8.50%, due 04/01/08	500,000	537,500
Biovail Corporation 7.875%, due 04/01/10	500,000	530,000

		1,067,500

Printing & Publishing — 2.31%

CBD Media / CBD Finance Inc. 8.625%, due 06/01/11 (144A)	100,000	103,000
Dex Media East 12.125%, due 11/15/12 (o)	500,000	591,250
Houghton Mifflin Company 8.25%, due 02/01/11 (144A)	400,000	422,000
Houghton Mifflin Company 9.875%, due 02/01/13 (144A)	50,000	54,250
Nebraska Book Company Inc. 8.75%, due 02/15/08 (o)	450,000	451,125
Primedia Inc. 8.875%, due 05/15/11 (o)	400,000	421,000

		2,042,625

	Principal Amount	Value

Retail — 7.74%

Amerigas Partners / Amerigas Eagle Finance Corporation 8.875%, due 05/20/11	$450,000	$490,500
Buhrmann U.S. Inc. 12.25%, due 11/01/09 (o)	325,000	349,375
Cole National Group Inc. 8.625%, due 08/15/07	900,000	873,000
Gap Inc. 8.80%, due 12/15/08 (o)	550,000	668,250
Michaels Stores Inc. 9.25%, due 07/01/09	1,000,000	1,120,000
Penney (JC) Company Inc. 7.65%, due 08/15/16	700,000	682,500
Penney (JC) Company Inc. 8.25%, due 08/15/22	750,000	735,000
Penney (JC) Corporation Inc. 8.00%, due 03/01/10	600,000	628,500
Petco Aonimal Supplies Inc. 10.75%, due 11/01/11	550,000	627,000
Saks Inc. 8.25%, due 11/15/08	350,000	370,125
Sears Roebuck Acceptance Corporation 7.00%, due 02/01/11	250,000	289,838

		6,834,088

Semiconductors — 0.54%

Amkor Technology Inc. 7.75%, due 05/15/13 (144A)	500,000	475,000

Telecommunications — 5.89%

Block Communications Inc. 9.25%, due 04/15/09	200,000	218,000
Crown Castle International Corporation 10.625%, due 11/15/07 (c)	550,000	578,875
Intermedia Communications Inc. (Series B) 11.25%, due 07/15/07 (b)	100,000	74,000
Intermedia Communications Inc. (Series B) 8.50%, due 01/15/08 (b) (o)	150,000	111,000
Nextel Communications 10.65%, due 09/15/07 (c)	825,000	851,813
Panamsat Corporation 8.50%, due 02/01/12	650,000	703,625
Pathnet Inc. 12.25%, due 04/15/08 (b)	250,000	625
Qwest Capital Funding Inc. 7.25%, due 02/15/11	150,000	123,000
Qwest Corporation 8.875%, due 03/15/12 (144A)	450,000	502,875
Qwest Services Corporation 13.50%, due 12/15/10 (144A)	1,032,000	1,166,160
Sprint Capital Corporation 8.375%, due 03/15/12 (o)	200,000	239,463
Telecorp PCS Inc. 10.625%, due 07/15/10	422,000	509,565
Worldcom Inc. 7.50%, due 05/15/11 (b)	400,000	118,000

		5,197,001

ENTERPRISE Accumulation Trust

5

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares or Principal Amount	Value

Textiles — 1.74%

Interface Inc. 10.375%, due 02/01/10 (o)	$550,000	$528,000
Phillips Van Heusen Corporation 9.50%, due 05/01/08	800,000	828,000
Phillips Van Heusen Corporation 8.125%, due 05/01/13 (144A)	175,000	179,594

		1,535,594

Travel/Entertainment/Leisure — 0.50%

Royal Caribbean Cruises Ltd. 8.00%, due 05/15/10	425,000	442,000

Utilities — 0.94%

AES Corporation 9.50%, due 06/01/09	425,000	429,250
AES Corporation 8.875%, due 02/15/11 (o)	200,000	195,500
AES Corporation 8.75%, due 05/15/13 (144A)	200,000	208,000

		832,750

Waste Management — 1.19%

Allied Waste North America Inc. 7.625%, due 01/01/06	500,000	518,125
Allied Waste North America Inc. 10.00%, due 08/01/09 (o)	500,000	531,250

		1,049,375

Wireless Communications — 0.96%

AT&T Wireless 8.125%, due 05/01/12	50,000	60,243
Voicestream Wireless Corporation 11.50%, due 09/15/09	500,000	584,375
Voicestream Wireless Corporation 10.375%, due 11/15/09	171,918	199,854

		844,472

Total Domestic Corporate Bonds
(Identified cost $75,265,337)		78,380,411

Convertible Corporate Bonds — 1.14%

Wireless Communications — 1.14%

Nextel Communications 5.25%, due 01/15/10	1,075,000	1,010,500

Total Convertible Corporate Bonds
(Identified cost $749,331)		1,010,500

Domestic Stocks and Warrants — 0.90%

Chemicals — 0.05%

Pioneer Companies Inc. (a) (Common Stock)	12,835	46,848

	Number of Shares or Principal Amount	Value

Communications — 0.00%

Globalstar Telecommunications (Wts) (a) (d) (144A)	450	$—
Loral Space & Communications (Wts) (a)	600	81
Loral Space & Communications (Wts) (a)	5,235	—

		81

Computer Software — 0.00%

Verado Holdings Inc. (Wts) (a)	300	107

Electronics — 0.00%

Axiohm Transaction Solutions (Private Placement) (a) (d)	4,056	—

Health Care — 0.61%

Dade Behring Holdings Inc. (Common Stock) (a)	23,333	535,959

Medical Instruments — 0.06%

Charles River Labs Inc. (Wts) (a)	250	51,357

Telecommunications — 0.18%

E. Spire Communications Inc. (Wts) (a) (d) (144A)	300	—
Flag Telecom Group (Common Stock) (a)	1,606	55,407
Pathnet Inc. (Wts) (a) (d) (144A)	250	—
Wiltel Communications Group (Common Stock) (a) (o)	5,815	85,713
XO Communications Inc. (Series A) (Wts)	1,873	4,869
XO Communications Inc. (Series B) (Wts)	1,405	2,247
XO Communications Inc. (Series C) (Wts)	1,405	772
XO Communications Inc. (Common Stock)	935	6,779

		155,787

Wireless Communications — 0.00%

Leap Wireless International Inc. (Wts) (a) (d) (144A)	4,500	—

Total Domestic Stocks and Warrants
(Identified cost $3,296,856)		790,139

Foreign Bonds — 5.88%

Broadcasting — 1.94%

Grupo Televisa 8.00%, due 09/13/11	$1,050,000	1,193,062
Rogers Communications Inc. 8.875%, due 07/15/07 (o)	500,000	515,000

		1,708,062

ENTERPRISE Accumulation Trust

6

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Number of Shares or Principal Amount	Value

Energy — 0.63%

YPF Sociedad Anonima 9.125%, due 02/24/09 (o)	$500,000	$557,500

Finance — 0.44%

PDVSA Finance Ltd. 9.375%, due 11/15/07	400,000	392,000

Manufacturing — 0.81%

Tyco International Group 6.375%, due 10/15/11 (o)	675,000	712,125

Oil Services — 0.42%

Petroleos Mexicano 9.375%, due 12/02/08	300,000	366,750

Telecommunications — 1.57%

Rogers Cantel Inc. 8.80%, due 10/01/07 (o)	900,000	919,125
Telewest Communications 11.00%, due 10/01/07 (b)	250,000	90,625
Telewest Communications 0%/9.25%, due 04/15/09 (b) (c) (o)	1,100,000	343,750
Telewest Communications 9.875%, due 02/01/10 (b)	100,000	36,250

		1,389,750

Transportation — 0.07%

TBS Shipping International Ltd. (d) (m) 10.00%, due 02/08/08	211,375	61,299

Total Foreign Bonds
(Identified cost $6,020,355)		5,187,486

Foreign Stocks and Warrants — 0.00%

Transportation — 0.00%

TBS Shipping International Ltd. (Common Stock) (Class C) (a) (d) (m)	5,000	—
TBS Shipping International Ltd. (Preferred Stock) (a) (d) (m)	5,738	—
TBS Shipping International Ltd. (Wts) (a) (d) (m)	13,333	—

Total Foreign Stocks and Warrants
(Identified cost $0)		—

Principal Amount		Value

Repurchase Agreement — 1.94%

State Street Bank & Trust Repurchase Agreement 0.70%, due 07/01/03 Proceeds $1,716,033 Collateral: U.S. Treasury Note $1,740,000, 1.75% due 12/31/04, Value $1,753,947	$1,716,000	$1,716,000

Total Repurchase Agreement
(Identified cost $1,716,000)		1,716,000

Total Investments
(Identified cost $87,047,879)		$87,084,536

Other Assets Less Liabilities — 1.34%		1,179,776

Net Assets — 100%		$88,264,312

(a)	Non-income producing security.
(b)	Security is in bankruptcy and/or is in default of interest payment. Fund has ceased accrual of interest.
(c)	Zero Coupon or Step Bond — The interest rate on a step bond represents the rate of interest that will commence its accrual on a predetermined date. The rate shown for zero coupon bonds is the current effective yield.
(d)	Security is fair valued at June 30, 2003.
(m)	Illiquid security.
(o)	Security, or portion thereof, out on loan at June 30, 2003.
(v)	Variable interest rate security; Interest rate is as of June 30, 2003.
(Wts)	Warrants — Warrants entitle the Fund to purchase a predetermined number of shares of stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

ENTERPRISE Accumulation Trust

7

Enterprise High-Yield Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$87,084,536
Investment purchased in connection with securities lending, at value (Note 5)	19,812,492
Investment income receivable	1,783,290
Receivable for fund shares sold	3,426
Receivable for investments sold	534,764
Cash	840
Other assets	1,797

Total assets	109,221,145

Liabilities:

Payable for fund shares redeemed	279,966
Payable for investments purchased	809,337
Payable due upon sale of investments in connection with securities lending (Note 5)	19,812,492
Shareholders servicing fees payable	10,810
Accrued expenses and other liabilities	44,228

Total liabilities	20,956,833

Net Assets	$88,264,312

Analysis of Net Assets:

Paid-in capital	$114,822,066
Undistributed (accumulated) net investment income (loss)	902,210
Undistributed (accumulated) net realized gain (loss)	(27,496,621)
Unrealized appreciation (depreciation)	36,657

Net Assets	$88,264,312

Shares outstanding	19,822,248

Net asset value per share	$4.45

Investments at cost	$87,047,879

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Enterprise High-Yield Bond Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Interest	$3,466,558
Securities lending income	27,911

Total investment income	3,494,469

Expenses:

Investment advisory fees	243,228
Custodian and fund accounting fees	23,637
Trustees’ fees	1,850
Audit and legal fees	9,616
Shareholder servicing fees	21,692
Other expenses	11,217

Total expenses	311,240

Net investment income (loss)	3,183,229

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	(2,575,749)
Net change in unrealized gain (loss) on investments	9,616,660

Net realized and unrealized gain (loss)	7,040,911

Net increase (decrease) in net assets resulting from operations	$10,224,140

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Enterprise High-Yield Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002
From operations:

Net investment income (loss)	$3,183,229	$8,359,552
Net realized gain (loss)	(2,575,749)	(11,078,830)
Net change in unrealized gain (loss)	9,616,660	1,510,531

Increase (decrease) in net assets resulting from operations	10,224,140	(1,208,747)

Distributions to shareholders from:

Net investment income	(2,207,538)	(8,359,552)
Net realized gains	—	—

Total distributions to shareholders	(2,207,538)	(8,359,552)

From capital share transactions:

Shares sold	7,845,863	17,051,159
Reinvestment of distributions	2,207,538	8,359,552
Shares redeemed	(6,935,325)	(46,398,634)

Total increase (decrease) in net assets resulting from capital share transactions	3,118,076	(20,987,923)

Total increase (decrease) in net assets	11,134,678	(30,556,222)

Net assets:

Beginning of period	77,129,634	107,685,856

End of period	$88,264,312	$77,129,634

Capital share activity:

Shares issued	1,850,299	4,037,282
Shares issued in reinvestment of distributions	529,961	2,031,996
Shares redeemed	(1,646,217)	(11,766,449)

Net increase (decrease)	734,043	(5,697,171)

Undistributed (accumulated) net investment income (loss)	$902,210	$(73,481)

See notes to financial statements.

ENTERPRISE Accumulation Trust

10

Enterprise High-Yield Bond Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the years ended December 31,
			2002		2001		2000		1999		1998

Net asset value, beginning of period	$4.04		$4.34		$4.48		$5.06		$5.37		$5.71

Income from investment operations:
Net investment income (loss)	0.16	C	0.36	C	0.40	C	0.46	C	0.46	C	0.46
Net realized and unrealized gain (loss) on investments	0.37		(0.30)		(0.14)		(0.58)		(0.26)		(0.26)

Total from investment operations	0.53		0.06		0.26		(0.12)		0.20		0.20

Less dividends and distributions:
Dividends from net investment income	(0.12)		(0.36)		(0.40)		(0.46)		(0.46)		(0.46)
Distributions from capital gains	—		—		—		—		(0.05)		(0.08)

Total distributions	(0.12)		(0.36)		(0.40)		(0.46)		(0.51)		(0.54)

Net asset value, end of period	$4.45		$4.04		$4.34		$4.48		$5.06		$5.37

Total return	13.22	%B	1.51%		5.90%		(2.52)%		3.86%		3.60%
Net assets end of period (in thousands)	$88,264		$77,130		$107,686		$88,336		$109,816		$101,865
Ratio of expenses to average net assets	0.77	%A	0.79%		0.77%		0.75%		0.69%		0.72%
Ratio of net investment income (loss) to average net assets	7.85	%A	8.61%		8.92%		9.57%		8.76%		8.19%
Portfolio turnover	28%		81%		73%		54%		97%		109%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the High-Yield Bond Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

ENTERPRISE Accumulation Trust

12

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

ENTERPRISE Accumulation Trust

13

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.60%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $21,710 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 0.85%.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$26,334,493	$21,600,808

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units of Prime Portfolio Owned	Current Value of Collateral Held At June 30, 2003
$19,422,372	19,812,492	$19,812,492

ENTERPRISE Accumulation Trust

14

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$87,047,879	$5,925,116	$(5,888,459)	$36,657

ENTERPRISE Accumulation Trust

15

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

16

Enterprise Accumulation Trust

HIGH-YIELD BOND PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

17

Enterprise Short Duration Bond Portfolio

SUBADVISER’S COMMENTS

MONY Capital Management, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

MONY Capital Management, Inc. (“MONY Capital”) is subadviser to the Enterprise Short Duration Bond Portfolio. MONY Capital manages approximately $13 billion for institutional clients, and its normal investment minimum is $10 million.

Investment Objective

The objective of the Enterprise Short Duration Bond Portfolio is to seek current income with reduced volatility of principal.

First Half 2003 Performance Review

How did the Portfolio perform for the period from May 1- June 30, 2003?

The Portfolio commenced operations on May 1, 2003. For the two-month period, the Portfolio returned 0.80%. The Portfolio outperformed its benchmark, the Lehman Brothers 1-3 Year Government/Credit Index, which returned 0.79%. In contrast, the Portfolio underperformed its peer group, the Lipper Short-Intermediate Investment Grade Debt Funds Index, which returned 1.61%.

How would you describe the investment environment during the period?

Shorter duration interest rates declined broadly over the period, culminating with a 0.25% easing by the Federal Reserve near the end of the second quarter. Non-government securities slightly outperformed on improving corporate financial health.

What strategies affected Portfolio performance during the period?

A key anchor of MONY Capital’s strategy is to be able to move across the various short duration sectors to find the best values for the Portfolio. For the two-month period, the Portfolio was invested in a diverse group of higher quality asset-backed, mortgage-backed, and corporate instruments, where MONY Capital feels good values remain. As always, MONY Capital’s primary concern is quality.

What changes were made to the Portfolio over the period?

The Portfolio is early in its history, and is investing initial subscriptions to establish the characteristics of the Portfolio.

There are specific risks associated with the types of bonds held in the Portfolio, which include defaults by the issuer, market valuation, and interest rate sensitivity.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Short Duration Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Principal Amount	Value

Domestic Corporate Bonds — 15.91%

Finance — 11.56%

CIT Group Holdings Inc. 6.625%, due 06/15/05	$200,000	$216,665
Ford Motor Credit Company 7.50%, due 03/15/05	200,000	212,534
General Motors Acceptance Corporation 6.75%, due 01/15/06	225,000	238,869

		668,068

Retail — 4.35%

Sears Roebuck Acceptance Corporation 3.28%, due 08/11/03	250,000	251,100

Total Domestic Corporate Bonds
(Identified cost $908,178)		919,168

Asset-Backed Securities — 63.61%

Finance — 29.20%

Atherton Franchise Loan Funding 6.72%, due 08/15/10 (144A)	182,078	182,749
Bayview Commercial Asset Trust 5.564%, due 07/25/03 (Class B) (144A)	250,000	250,050
Bayview Financial Property Trust 3.00%, due 07/28/03 (Class M) (144A)	750,000	753,193
Capital One Multi-Asset Trust 3.73%, due 07/15/03	250,000	250,588
Circuit City Credit Card Master Trust 5.18%, due 07/15/03 (144A)	250,000	250,100

		1,686,680

Media — 4.34%

Walt Disney Company 6.75%, due 03/30/06	225,000	250,558

Medical Instruments — 2.87%

DVI Receivables XIX (a) 3.268%, due 07/12/03	166,109	165,954

Misc. Financial Services — 27.20%

Ameriquest Mortgage Securities Inc. 1.795%, due 07/25/03	400,000	400,891
Amresco Residential Securities 6.745%, due 06/25/28	217,506	229,984

	Principal Amount	Value

Citibank Credit Card Issuance Trust 2.259%, due 09/15/03	$250,000	$250,297
Hedged Mutual Fund Fee Trust 3.778%, due 07/01/03 (Class 1) (144A)	250,000	250,063
Hedged Mutual Fund Fee Trust 4.14%, due 11/30/10 (Class 1) (144A)	238,361	238,539
Lehman Manufactured Housing 1.63%, due 07/15/03	200,616	201,342

		1,571,116

Total Asset-Backed Securities
(Identified cost $3,659,975)		3,674,308

Agency Obligations — 16.30%

Fannie Mae — 16.30% 4.664%, due 11/01/09	922,545	941,809

Total Agency Obligations
(Identified cost $945,693)		941,809

Repurchase Agreement — 3.36%

State Street Bank & Trust Repurchase Agreement 0.70%, due 07/01/03 Proceeds $194,004 Collateral: U.S. Treasury Note $200,000, 1.75% due 12/31/04, Value $201,603	194,000	194,000

Total Repurchase Agreement
(Identified cost $194,000)		194,000

Total Investments
(Identified cost $5,707,846)		$5,729,285

Other Assets Less Liabilities — 0.82%		47,577

Net Assets — 100%		$5,776,862

(a)	Illiquid security.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

ENTERPRISE Accumulation Trust

2

Enterprise Short Duration Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$5,729,285
Investment income receivable	28,852
Receivable for fund shares sold	22,174
Due from investment adviser	1,419
Cash	133

Total assets	5,781,863

Liabilities:

Payable for fund shares redeemed	20
Shareholder servicing fees payable	46
Accrued expenses and other liabilities	4,935

Total liabilities	5,001

Net Assets	$5,776,862

Analysis of Net Assets:

Paid-in capital	$5,732,238
Undistributed (accumulated) net investment income (loss)	23,185
Undistributed (accumulated) net realized gain (loss)	—
Unrealized appreciation (depreciation)	21,439

Net Assets	$5,776,862

Shares outstanding	572,897

Net asset value per share	$10.08

Investments at cost	$5,707,846

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Short Duration Bond Portfolio

STATEMENT OF OPERATIONS

(Unaudited) For the Period May 1, 2003(1) to June 30, 2003
Investment Income:

Interest	$29,062

Total investment income	29,062

Expenses:

Investment advisory fees	4,069
Custodian and fund accounting fees	3,321
Trustees’ fees	231
Audit and legal fees	1,087
Shareholder servicing fees	82
Other expenses	309

Total expenses	9,099

Expense reimbursement	(3,222)

Total expenses, net of reimbursement	5,877

Net investment income (loss)	23,185

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	—
Net change in unrealized gain (loss) on investments	21,439

Net realized and unrealized gain (loss)	21,439

Net increase (decrease) in net assets resulting from operations	$44,624

(1)	Commencement of operations.

See notes to financial statements

ENTERPRISE Accumulation Trust

4

Enterprise Short Duration Bond Portfolio

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period May 1, 2003 through June 30, 2003
From operations:

Net investment income (loss)	$23,185
Net realized gain (loss)	—
Net change in unrealized gain (loss)	21,439

Increase (decrease) in net assets resulting from operations	44,624

Distributions to shareholders from:

Net investment income	—
Net realized gains	—

Total distributions to shareholders	—

From capital share transactions:

Shares sold	5,733,519
Reinvestment of distributions	—
Shares redeemed	(1,281)

Total increase (decrease) in net assets resulting from capital share transactions	5,732,238

Total increase (decrease) in net assets	5,776,862

Net assets:

Beginning of period	—

End of period	$5,776,862

Capital share activity:

Shares issued	573,025
Shares issued in reinvestment of distributions	—
Shares redeemed	(128)

Net increase (decrease)	572,897

Undistributed net investment income	$23,185

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Short Duration Bond Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) For the Period May 1, 2003 through June 30, 2003

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)C	0.04
Net realized and unrealized gain (loss) on investments	0.04

Total from investment operations	0.08

Less dividends and distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$10.08

Total return	0.80	%B
Net assets end of period (in thousands)	$5,777
Ratio of expenses to average net assets	0.65	%A
Ratio of expenses to average net assets (excluding reimbursement)	1.01	%A
Ratio of net investment income (loss) to average net assets	2.56	%A
Portfolio turnover	0%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Short Duration Bond Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability. Certain securities held by the Portfolio are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2003, the total value of these securities represented approximately 13% of the net assets of the Portfolio.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.45%. A portion of the management fee received by ECM is paid to the subadviser. MONY Capital Management, Inc., a wholly-owned subsidiary of The MONY Group Inc., is the subadviser for the Portfolio. For the period ended June 30, 2003, ECM incurred subadvisory fees payable to MONY Capital Management, Inc., of $890. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the period ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $105 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 0.65%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $5,040,000 in the Portfolio at June 30, 2003.

For the period ended June 30, 2003, the Portfolio paid no brokerage commissions affiliates of the adviser or subadviser.

4. Investment Transactions

For the period ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
$949,242	—	$4,600,461	—

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. There was no securities lending activity at June 30, 2003.

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the period ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$5,707,846	$25,713	($4,274)	$21,439

ENTERPRISE Accumulation Trust

10

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

11

Enterprise Accumulation Trust

SHORT DURATION BOND PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

12

Enterprise Total Return Portfolio

SUBADVISER’S COMMENTS

Pacific Investment Management Company, LLC

Newport Beach, California

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Pacific Investment Management Company (“PIMCO”) is the subadviser to the Enterprise Total Return Portfolio. The firm has approximately $323.4 billion in assets under management, and its normal investment minimum is $75 million.

Investment Objective

The objective of the Enterprise Total Return Portfolio is total return.

First Half 2003 Performance Review

How did the Portfolio perform for the six months ended June 30, 2003?

For the six-month period, the Portfolio returned 4.83%. The Portfolio underperformed its benchmark, the Lehman Brothers Universal Index, which returned 4.95%. The Portfolio underperformed its peer group, the Lipper BBB Rated Funds Index, which returned 7.48%.

How would you describe the investment environment during the period?

Most financial assets gained as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best for the period as investors in these securities anticipated a recovery in the second half of 2003.

Reflationary forces that were expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of relatively high personal and corporate indebtedness. Low mortgage rates kept the refinancing boom in the second quarter and put money in consumers’ pockets. By the end of the period, corporate bond yields were so low that well-known companies like General Electric and Wal-Mart could borrow for five years at less than 3%.

Treasury bonds lagged their riskier counterparts but still enjoyed a rally of their own. Already low yields fell to levels not seen in 45 years, confounding investors convinced that these bonds were overvalued.

The broad bond market, represented by the Lehman Brothers Universal Bond Index, gained 4.94% during the period. Treasury yields fell amid concerns over the conflict in Iraq and other deflationary economic forces such as a weak labor market. The benchmark 10-year Treasury yield finished at 3.52%.

What strategies affected Portfolio performance during the period?

During the period, interest rate strategies, which included a neutral duration position and an emphasis on the short and long maturity portion of the yield curve, were largely neutral for returns.

Sector strategies also affected performance. A structural allocation to mortgages enhanced Portfolio yield and was positive for performance due to security selection, a corporate under-weight was negative as the sector outperformed Treasuries. Security selection, which focused on telecom and energy pipeline bonds, helped returns. These issuers benefited from strengthening balance sheets and investor demand for yield. An under-weight to high-yield as well as security selection within this sector hurt returns. Airline and healthcare issues dragged down returns as these sectors experienced significant price declines in the first quarter. These issues modestly rebounded in the second quarter but failed to recover fully. European holdings were a modest drag on performance as these issues failed to rally to the degree of their U.S. counterparts. Emerging market bonds, especially in Brazil, added to returns, sustaining their recovery that began in the fourth quarter of 2002.

ENTERPRISE Accumulation Trust

1

Enterprise Total Return Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

Over the six-month period, the Portfolio maintained relatively stable interest rate strategies with a modest shift from the short and longer maturity portion of the yield curve to more intermediate issues.

In terms of sectors, PIMCO harvested gains by reducing its exposure to emerging market and high-yield debt. In terms of developed non-dollar exposure, PIMCO shifted it from an even maturity exposure to an emphasis on shorter maturity non-dollar assets, especially in Europe where growth remains weak and the likelihood of additional short-term easing remains relatively high.

There are specific risks associated with some of the securities held in this fund. High-yield bonds are subject to defaults by the issuer, market valuation and interest rate sensitivity; investments in foreign securities are subject to currency fluctuations, foreign taxation, differences in accounting standards and political or economic instability; and investments in derivatives could subject the fund to loss of principal. In addition, this fund is expected to have a higher-than-average turnover rate, which could generate more taxable short-term gains and negatively affect performance.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2003

	Principal Amount	Value

Corporate Bonds and Notes — 16.49%

Airlines — 0.61%

Continental Airlines Inc. 7.056% due 03/15/11	$110,000	$109,219
Delta Air Lines Inc. 7.111% due 09/18/11	110,000	111,551
United Airlines Inc. 6.602% due 09/01/13 (c)	50,000	41,986
United Airlines Inc. 7.186% due 04/01/11 (c)	49,079	41,937

		304,693

Automotive — 0.69%

Daimlerchrysler North America, 1.61% due 08/18/03 (v)	50,000	49,773
General Motors Corporation 8.25% due 07/15/23	150,000	149,327
General Motors Corporation 8.375% due 07/15/33	150,000	147,714

		346,814

Cable — 1.52%

Clear Channel Communications 7.25% due 09/15/03	250,000	252,505
Continental Cablevision Inc. 8.625% due 08/15/03	200,000	201,442
Continental Cablevision Inc. 8.30% due 05/15/06	50,000	57,537
Cox Communications Inc. 6.15% due 08/01/03 (u)	250,000	250,167

		761,651

Electrical Equipment — 0.23%

Oncor Electric Delivery Company 6.375% due 05/01/12	50,000	57,077
Oncor Electric Delivery Company 6.375% due 01/15/15 (144A)	50,000	56,721

		113,798

Energy — 1.47%

AEP Texas Central Company 6.65% due 02/15/33 (144A)	200,000	218,884
El Paso Energy Corporation 7.75% due 01/15/32	25,000	21,063
El Paso Natural Gas Company 8.375% due 06/15/32 (144A)	50,000	53,000
Florida Power Corporation 4.80% due 03/01/13	130,000	135,504
Progress Energy Inc. 6.55% due 03/01/04	200,000	206,329
PSEG Power 6.95% due 06/01/12	62,000	71,181
Sonat Inc. 7.625% due 07/15/11	35,000	31,850

		737,811

	Principal Amount	Value

Entertainment & Leisure — 0.68%

Station Casinos Inc. 8.375% due 02/15/08	$75,000	$81,000
Walt Disney Company 5.125% due 12/15/03	200,000	203,551
Walt Disney Company 7.00% due 03/01/32	50,000	58,174

		342,725

Finance — 0.27%

Credit Suisse First Boston 4.625% due 01/15/08	125,000	133,484

Forest Products — 0.18%

Weyerhaeuser Company 2.244% due 09/15/03 (v)	90,000	90,006

Health Care — 0.60%

Columbia / HCA Healthcare 6.87% due 09/15/03	300,000	302,411

Hotels & Restaurants — 0.71%

Hilton Hotels Corporation 7.00% due 07/15/04	100,000	101,500
Park Place Entertainment Corporation 7.95% due 08/01/03	200,000	200,750
Starwood Hotels Resorts 7.875% due 05/01/12	50,000	54,750

		357,000

Insurance — 0.19%

Travelers Property Casualty Corporation 5.00% due 03/15/13	60,000	62,477
Travelers Property Casualty Corporation 6.375% due 03/15/33	30,000	32,788

		95,265

Media — 0.73%

AOL Time Warner Inc. 8.11% due 08/15/06	125,000	143,711
AOL Time Warner Inc. 6.875% due 05/01/12	100,000	114,161
AOL Time Warner Inc. 7.70% due 05/01/32	50,000	58,372
Turner Broadcasting System Inc. 7.40% due 02/01/04	50,000	51,147

		367,391

Misc. Financial Services — 3.22%

Bear Stearns Companies Inc. 7.625% due 12/07/09	60,000	73,566
CIT Group Inc. 2.619% due 07/31/03	203,000	205,015

ENTERPRISE Accumulation Trust

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Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

CIT Group Inc. 7.75% due 04/02/12	$150,000	$178,853
Ford Motor Credit Company 7.25% due 10/25/11	100,000	102,807
General Motors Acceptance Corporation 6.875% due 08/28/12	250,000	249,414
General Motors Acceptance Corporation 2.751% due 07/16/03 (v)	100,000	100,192
General Motors Acceptance Corporation 2.049% due 07/21/03 (v)	100,000	99,886
Household Finance Corporation 2.45% due 09/11/03 (v)	50,000	50,433
Restructured Asset Certificates 1.59% due 08/15/03 (144A) (v)	200,000	198,067
Sprint Capital Corporation 5.70% due 11/15/03	150,000	150,570
Sprint Capital Corporation 6.875% due 11/15/28	200,000	200,647

		1,609,450

Oil Services — 0.78%

Amerada Hess Corporation 6.65% due 08/15/11	150,000	173,039
CMS Panhandle Holding Company 6.50% due 07/15/09	50,000	55,250
Tennessee Gas Pipeline Company 8.375% due 06/15/32	150,000	163,125

		391,414

Retail — 0.83%

Kroger Company 6.20% due 06/15/12	150,000	165,703
Safeway Inc. 3.625% due 11/05/03	250,000	250,874

		416,577

Telecommunications — 1.44%

AT&T Corporation 8.50% due 11/15/31	250,000	283,472
Sprint Capital Corporation 8.375% due 03/15/12	50,000	59,866
Verizon Global Funding Corporation, 6.125% due 06/15/07	65,000	73,170
Verizon Maryland Inc. 6.125% due 03/01/12	250,000	283,459
Worldcom Inc. 7.375% due 01/15/49 (144A) (b) (u)	75,000	22,125

		722,092

	Principal Amount	Value

Transportation — 0.27%

Norfolk Southern Corporation 6.75% due 02/15/11	$30,000	$35,039

Norfolk Southern Corporation 1.999% due 07/30/03 (v)	100,000	100,482

		135,521

Utilities — 0.64%

National Rural Utilities 2.32% due 07/28/03 (v)	200,000	201,227
Niagara Mohawk Power Corporation 7.75% due 10/01/08	100,000	119,807

		321,034

Waste Management — 0.70%

USA Waste Services Inc. 7.00% due 10/01/04	95,000	100,750
Waste Management Inc. 6.375% due 11/15/12	120,000	136,445
WMX Technologies Inc. 7.10% due 08/01/26	100,000	114,367

		351,562

Wireless Communications — 0.73%

AT&T Wireless 8.125% due 05/01/12	160,000	192,777
Cingular Wireless 6.50% due 12/15/11	60,000	69,130
Rogers Cantel 9.375% due 06/01/08	50,000	52,125
Verizon Wireless Capital 1.488% due 09/17/03 (v)	50,000	49,984

		364,016

Total Corporate Bonds and Notes
(Identified cost $7,849,000)		8,264,715

Foreign Bonds — 2.52%

Broadcasting — 0.14%

British Sky Broadcasting Group 8.20% due 07/15/09	60,000	71,100

Cable — 0.06%

Rogers Cablesystems Ltd. 10.00% due 03/15/05	30,000	32,550

Manufacturing — 0.14%

Tyco International Group 6.375% due 10/15/11	65,000	68,575

Misc. Financial Services — 0.31%

HSBC Capital Funding 10.176% due 06/30/30 (144A)	100,000	157,061

Oil Services — 0.48%

Pemex Project Funding Master Trust 9.125% due 10/13/10	150,000	181,500

ENTERPRISE Accumulation Trust

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Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Pemex Project Funding Master Trust, 8.625% due 02/01/22 (144A) (v)	$50,000	$57,125

		238,625

Telecommunications — 1.39%

British Telecom 2.414% due 09/15/03 (v)	300,000	300,971
Deutsche Telekom International 8.25% due 06/15/05	65,000	72,483
Deutsche Telekom International 8.50% due 06/15/10	100,000	122,838
France Telecom 10.00% due 03/01/31	145,000	200,642

		696,934

Total Foreign Bonds
( Identified cost $1,150,138 )		1,264,845

Asset-Backed Securities — 0.24%

Misc. Financial Services — 0.24%

Bear Stearns Home Loan Owner Trust, Series 2001-A, Class AI1 1.36% due 07/15/03 (v)	4,574	4,574
Merrill Lynch Mortgage Inc., Series 2002-AFC1, Class AV1 1.405% due 07/25/03 (v)	44,144	44,197
Structured Asset Securities Corporation, Series 2002-BC4, Class A 1.325% due 07/25/03 (v)	71,553	71,498

Total Asset-Backed Securities
( Identified cost $120,252 )		120,269

Mortgage-Backed Securities — 3.81%

Banking — 0.55%

Countrywide Home Loans Inc. Series 2002-1, Class 5A1, Pass Thru Certificates 5.521% due 07/19/03 (v)	108,041	109,694
Countrywide Home Loans Inc. Series 2002-HYB2, Class-6A1 4.856% due 07/19/03 (v)	124,123	125,897
Wells Fargo Mortgage Backed Securities, Series 2002-E, Class 2A1 5.108% due 07/25/03 (v)	38,243	38,787

		274,378

	Principal Amount	Value

Finance — 0.82%

Credit Suisse First Boston Mortgage, Series 1999-WM1, Class 3A2 6.395% due 07/01/03	$125,796	$126,207
Credit Suisse First Boston Mortgage, Series 2002-P1, Class A-1 2.478% due 04/25/02 (k) (v)	53,781	53,513
Credit Suisse First Boston Mortgage, Series 2002-P3, Class A 1.808% due 07/25/03 (144A) (k) (v)	231,457	230,734

		410,454

Misc. Financial Services — 1.65%

Bear Stearns Arm Trust Series 2002-5, Class 6A 6.004% due 07/25/03 (v)	29,377	30,128
Bear Stearns Arm Trust, Series 2002-2, Class IIIA 6.761% due 07/25/03 (v)	14,581	15,099
C Bass Trust, Series 2002-CB1, Class A2A 1.375% due 07/25/03 (v)	59,076	59,135
First Horizon Asset Securities, Series 2000-H, Class 1A 7.00% due 09/25/30	12,773	12,899
GSR Mortgage Loan Trust, Series 2002-11F, Class A-5 6.00% due 07/25/32	68,482	69,367
PNC Mortgage Securities Corporation, Series 1999-5, Class 1A7 6.30% due 07/25/29	8,960	8,945
Sequoia Mortgage Trust, Series 10, Class 2A1 1.488% due 07/20/03 (v)	285,650	286,558
Structured Asset Securities Corporation, Series 2002-9, Class A2 1.335% due 07/25/03 (v)	68,391	67,174
Structured Asset Securities Corporation, Series 2001-19, Class 1A1 6.50% due 01/25/32	2,866	2,873
Structured Asset Securities Corporation, Series 2002-HF1, Class A 1.325% due 07/25/03 (v)	31,944	31,903
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A1 3.28% due 01/07/13	56,759	57,320
Washington Mutual Mortgage Loan Trust, Series 2000-3, Class A 3.247% due 07/25/03 (v)	162,079	163,135

ENTERPRISE Accumulation Trust

5

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Principal Amount	Value

Washington Mutual Mortgage Securities Corporation, Series 2001-2, Class A3 6.01% due 01/25/31 (v)	$23,350	$23,564

		828,100

Freddie Mac — 0.79%

Freddie Mac, Series 2411, Class FJ 1.53% due 07/15/03 (v)	60,738	60,498
Freddie Mac, Series 2434, Class TA 5.625% due 07/15/28	110,198	111,278
Freddie Mac, Series 2504, Class DX 5.25% due 04/15/26	51,138	51,507
Freddie Mac, Series 2535, Class DT 5.00% due 09/15/16	167,956	173,428

		396,711

Total Mortgage-Backed Securities
( Identified cost $1,912,201 )		1,909,643

U. S. Treasury Obligations — 15.09%

U. S. Treasury Bonds — 1.08%

7.875% due 02/15/21	300,000	428,297
8.75% due 05/15/20 (P/O)	250,000	111,745

		540,042

U. S. Treasury Notes — 14.01%

6.50% due 02/15/10	1,680,000	2,038,115
5.75% due 08/15/10	1,200,000	1,404,610
7.50% due 11/15/16	670,000	909,499
3.50% due 01/15/11 (TIPS)	105,612	119,952
3.375% due 01/15/12 (TIPS)	2,256,714	2,553,260

		7,025,436

Total U. S. Treasury Obligations
( Identified cost $7,519,995 )		7,565,478

Agency Obligations — 37.75%

Fannie Mae — 28.11%

5.39% due 04/01/33	62,234	63,863
5.50% due 12/01/32 (TBA)	700,000	723,407
5.00% due 12/31/32 (TBA)	12,800,000	13,283,567
REMIC 6.25% due 05/25/27	18,518	18,617

		14,089,454

Freddie Mac — 2.27%

4.365% due 11/01/23	103,884	107,279
6.00% due 11/15/27	50,000	50,614
6.00% due 04/15/28	200,000	202,694
6.50% due 04/15/29	131,010	141,360
4.50% due 08/15/31	48,902	49,332
6.50% due 08/01/32	565,810	588,791

		1,140,070

	Principal Amount	Value

Ginnie Mae — 7.37%

5.50% due 12/15/32 (TBA)	$3,550,000	$3,694,500

Total Agency Obligations
( Identified cost $18,895,341 )		18,924,024

Foreign Government Obligations — 3.39%

Brazil Federative Republic 2.125% due 10/15/03	59,294	52,327
Brazil Federative Republic 11.50% due 03/12/08 (t)	25,000	26,187
Brazil Federative Republic 11.00% due 01/11/12 (t)	150,000	149,250
Brazil Federative Republic 8.00% due 04/15/14 (t)	123,141	107,441
Brazil Federative Republic 8.875% due 04/15/24	50,000	38,900
Chile Republic 7.125% due 01/11/12	140,000	162,904
Germany Federal Republic 5.25% due 01/04/11	€80,000	102,213
Republic of Panama 8.25% due 04/22/08	$30,000	33,150
Republic of Panama 9.625% due 02/08/11	20,000	23,200
Republic of Panama 9.375% due 01/16/23	305,000	340,075
Republic of Peru 9.125% due 02/21/12	250,000	266,500
South Africa Republic 5.25% due 05/16/13	€150,000	165,951
United Mexican States 8.375% due 01/14/11	$25,000	29,950
United Mexican States 8.30% due 08/15/31	175,000	201,513

Total Foreign Government Obligations
(Identified cost $1,508,029)		1,699,561

Municipal Bonds — 0.89%

Food, Beverages & Tobacco — 0.17%

Tobacco Settlement Financing Corporation of New Jersey, 6.375% due 06/01/32	95,000	86,249

Utilities — 0.72%

Cook County Illinois (FGIC Insured), 5.125% due 11/15/26	150,000	156,159
Illinois State Taxable Pension 5.10% due 06/01/33	50,000	49,168
San Antonio Texas Water Revenue (FSA Insured), 5.00% due 05/15/32	150,000	155,349

		360,676

Total Municipal Bonds
(Identified cost $445,784)		446,925

ENTERPRISE Accumulation Trust

6

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2003

	Principal Amount	Value

Short-Term Investments — 54.19%

Commercial Paper — 22.72%

ANZ Delaware Inc. 1.235% due 07/02/03	$800,000	$799,973
Barclays United States Fund 0.93% due 08/25/03	1,400,000	1,398,011
CBA Delaware Finance Inc. 1.09% due 07/11/03	500,000	499,849
CBA Delaware Finance Inc. 1.23% due 07/23/03	300,000	299,774
Danske Corporation 1.23% due 07/07/03	300,000	299,938
General Electric Capital Corporation, 1.05% due 08/11/03	700,000	699,163
General Electric Capital Corporation, 1.20% due 08/21/03	400,000	399,320
HBOS Treasury Services 1.20% due 08/14/03	100,000	99,853
HBOS Treasury Services 1.21% due 09/03/03	500,000	498,924
HBOS Treasury Services 0.97% due 09/16/03	300,000	299,378
HBOS Treasury Services 0.99% due 09/18/03	300,000	299,348
Lloyds Bank TSB 1.235% due 07/29/03	2,000,000	1,998,079
Royal Bank Of Scotland 1.22% due 07/16/03	400,000	399,797
Royal Bank Of Scotland 1.23% due 08/06/03	700,000	699,139
Shell Finance 1.12% due 07/10/03	1,000,000	999,720
Shell Finance 0.97% due 08/19/03	500,000	499,340
Westpactrust Securities 1.20% due 07/29/03	300,000	299,720
Westpactrust Securities 1.20% due 08/27/03	900,000	898,290

		11,387,616

Discount Notes — 31.47%

Fannie Mae — 10.75%

1.09% due 07/31/03 (e)	800,000	799,207
0.99% due 09/24/03 (e)	3,000,000	2,993,696
1.09% due 09/30/03 (e)	1,600,000	1,595,409

		5,388,312

Federal Home Loan Banks — 7.17%

1.13% due 07/09/03 (e)	600,000	599,853
1.16% due 08/01/03 (e)	1,900,000	1,898,086
1.15% due 10/29/03 (e)	1,100,000	1,095,784

		3,593,723

	Contracts, Notional or Principal Amount	Value

Freddie Mac — 13.14%

1.19% due 07/17/03 (e)	$1,600,000	$1,599,150
0.96% due 08/21/03 (e)	2,900,000	2,895,357
0.94% due 08/28/03 (e)	800,000	798,518
1.13% due 10/29/03 (e)	1,300,000	1,295,082

		6,588,107

U. S. Treasury Bills — 0.41%

0.79% due 08/07/03 (e) (s)	155,000	154,824
0.76% due 08/14/03 (e) (s)	50,000	49,938

		204,762

Total Short-Term Investments
(Identified cost $27,162,520)		27,162,520

Repurchase Agreement — 0.68%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $343,007 Collateral U.S. Treasury Note $350,000, 1.75% due 12/31/04 Value $352,805	343,000	343,000

Total Repurchase Agreement
(Identified cost $343,000)		343,000

Put Options Purchased — 0.07%

Swap Option Strike Price .76, Expires 05/31/05	200,000,000	35,346

Total Put Options Purchased
(Identified cost $11,553)		35,346

Total Investments
(Identified cost $66,917,813)		67,736,326

Call Options Written — (0.14)%

Japan Government Bond Futures, Strike Price 145, Expires 08/29/03	2	(333)
Swap Option 3 Month LIBOR, Strike Price 3, Expires 11/12/03	1,500,000	(20,319)
Swap Option 3 Month LIBOR, Strike Price 4, Expires 01/07/05	600,000	(18,684)
Swap Option 3 Month LIBOR, Strike Price 3.25, Expires 03/03/04	1,600,000	(31,242)

Total Call Options Written
(Premiums received $51,061)		(70,578)

ENTERPRISE Accumulation Trust

7

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2003

	Notional Amount	Value

Put Options Written — (0.01)%

Swap Option 3 Month LIBOR, Strike Price 7, Expires 01/07/05	$600,000	$(3,130)

Total Put Options Written
(Premiums received $7,950)		(3,130)

Other Assets Less Liabilities — (34.97)%		(17,531,282)

Net Assets — 100%		$50,131,336

(b)	Security is in bankruptcy and/or is in default of interest payment. Portfolio has ceased accrual of interest.
(c)	Company has filed for bankruptcy protection but is currently not in default of any interest payments.
(e)	The rate shown is the effective yield.
(k)	Illiquid security.
(s)	Security segregated as collateral for open futures contracts.
(t)	Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principle or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(u)	Remarketable Security. With remarketable securities the remarking dealer or lead manager may opt to either redeem or remarket the security during a specified period of time.
(v)	Valuable rate security, interest rate is as of June 30, 2003.
(P/O)	Principal-only stripped security. The rate shown is the current effective yield.
(TBA)	To Be Announced. Certain specific security details such as final par amount and maturity date have not yet been determined.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under rule 144A of the Securities Act of 1933.
(FGIC)	Financial Guaranty Insurance Corporation.
(FSA)	Financial Security Assurance.
(LIBOR)	London Interbank Offering Rate.
(REMIC)	Real Estate Mortgage Investment Conduit.
(TIPS)	Treasury Inflation Protected Security. Principal amount of the security is periodically adjusted for inflation.

Interest rate swap agreements outstanding at June 30, 2003:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)

Receive fixed rate of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate (Counterparty: Morgan Stanley)	03/04	5,400	$14,317
Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate of 4.00% (Counterparty: JP Morgan)	12/03	1,400	20,123
Receive fixed rate of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate (Counterparty: Merrill Lynch)	12/03	800	(5,146)

			$29,294

A U.S. Treasury Bill with an aggregate market value of $204,762 has been segregated at the custodian to cover margin requirements for the following open futures positions as of June 30, 2003:

Description	Expiration Month	Number of Contracts	Unrealized Appreciation (Depreciation)

Long Germany Federative Republic 5-Year Bonds	09/03	7	$(7,465)
Long Germany Federative Republic 10-Year Bonds	09/03	11	(19,276)
Long Eurodollar	06/05	10	7,000
Long U.S. Treasury 5-Year Notes	09/03	3	(1,266)
Long U.S. Treasury 10-Year Notes	09/03	23	(16,641)
Long U.S. Treasury Bonds	09/03	22	(33,953)

			$(71,601)

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Enterprise Total Return Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$67,736,326
Foreign currency at value (cost — $53,901)	53,570
Investment income receivable	319,198
Receivable for variation margin on open futures	39,516
Receivable for fund shares sold	1,355
Receivable for investments sold	15,153,357
Due from investment adviser	5,745
Cash	31,807
Other assets	39,995

Total assets	83,380,869

Liabilities:

Payable for fund shares redeemed	44,074
Options written, at market value (premiums received $59,011)	73,708
Payable for investments purchased	33,115,449
Shareholder servicing fees payable	5,322
Accrued expenses and other liabilities	10,980

Total liabilities	33,249,533

Net Assets	$50,131,336

Analysis of Net Assets:

Paid-in capital	$47,933,785
Undistributed (accumulated) net investment income (loss)	145,952
Undistributed (accumulated) net realized gain (loss)	1,288,808
Unrealized appreciation (depreciation)	762,791

Net Assets	$50,131,336

Shares outstanding	4,740,245

Net asset value per share	$10.58

Investments at cost	$66,917,813

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Enterprise Total Return Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Interest	$635,860

Total investment income	635,860

Expenses:

Investment advisory fees	112,021
Custodian and fund accounting fees	21,579
Reports to shareholders	5,535
Trustees’ fees	658
Audit and legal fees	4,557
Shareholder servicing fees	10,810
Other expenses	1,166

Total expenses	156,326

Expense reimbursement	(23,937)

Total expenses, net of reimbursement	132,389

Net investment income (loss)	503,471

Realized and unrealized gain (loss)—net:

Net realized gain (loss) on investments	605,062
Net realized gain (loss) on foreign currency transactions	7,053
Net realized gain (loss) on swap transactions	30,711
Net realized gain (loss) on futures transactions	550,401
Net realized gain (loss) on options transactions	22,131
Net change in unrealized gain (loss) on investments	487,010
Net change in unrealized gain (loss) on foreign currency	(7,062)
Net change in unrealized gain (loss) on swap transactions	29,294
Net change in unrealized gain (loss) on futures transactions	(284,129)
Net change in unrealized gain (loss) on options transactions	(9,626)

Net realized and unrealized gain (loss)	1,430,845

Net increase (decrease) in net assets resulting from operations	$1,934,316

See notes to financial statements.

ENTERPRISE Accumulation Trust

10

Enterprise Total Return Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	For the Period January 24, 2002 through December 31, 2002
From operations:

Net investment income (loss)	$503,471	$470,087
Net realized gain (loss)	1,215,358	574,651
Net change in unrealized gain (loss)	215,487	547,304

Increase (decrease) in net assets resulting from operations	1,934,316	1,592,042

Distributions to shareholders from:

Net investment income	(357,519)	(490,385)
Net realized gains	—	(480,903)

Total distributions to shareholders	(357,519)	(971,288)

From capital share transactions:

Shares sold	19,698,413	35,548,535
Reinvestment of distributions	307,907	720,161
Shares redeemed	(2,751,510)	(5,589,721)

Total increase (decrease) in net assets resulting from capital share transactions	17,254,810	30,678,975

Total increase (decrease) in net assets	18,831,607	31,299,729

Net assets:

Beginning of period	31,299,729	—

End of period	$50,131,336	$31,299,729

Capital share activity:

Shares issued	1,904,095	3,552,733
Shares issued in reinvestment of distributions	29,830	71,049
Shares redeemed	(264,950)	(552,512)

Net increase (decrease)	1,668,975	3,071,270

Undistributed net investment income	$145,952	$—

ENTERPRISE Accumulation Trust

11

Enterprise Total Return Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2003		For the Period 01/24/02 through 12/31/02

Net asset value, beginning of period	$10.19		$10.00

Income from investment operations:
Net investment income (loss)C	0.13		0.34
Net realized and unrealized gain (loss) on investments	0.36		0.35

Total from investment operations	0.49		0.69

Less dividends and distributions:
Dividends from net investment income	(0.10)		(0.34)
Distributions from capital gains	—		(0.16)

Total distributions	(0.10)		(0.50)

Net asset value, end of period	$10.58		$10.19

Total return	4.83	%B	7.09	%B
Net assets end of period (in thousands)	$50,131		$31,300
Ratio of expenses to average net assets	0.65	%A	0.65	%A
Ratio of expenses to average net assets (excluding reimbursement)	0.77	%A	0.96	%A
Ratio of net investment income (loss) to average net assets	2.47	%A	3.46	%A
Portfolio turnover rate	271%		493%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

12

Notes to Financial Statements

June 30, 2003 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein.

The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Total Return Portfolio (the “Portfolio”) in the preparation of its financial statements.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it not be able to sell at its current fair value price. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the Portfolio of Investments.

ENTERPRISE Accumulation Trust

13

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a portfolio writes a swap option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current market value of the swap option written. If a call swap option is exercised, the portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put swap option is exercised, the fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing swap options that expire or are exercised are treated as realized gains upon the expiration or exercise of such swap options. The risk associated with writing put and call swap options is that the Portfolio will be obligated to be party to a swap agreement if a swap option is exercised.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed.

As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes. The Total Return Portfolio may also enter into futures contracts for other than hedging purposes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position; (3) the risk that the Portfolio will lose amount in excess of the initial margin deposit.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting realized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery

ENTERPRISE Accumulation Trust

14

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

purchases are outstanding, the subadviser or the Portfolio will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency exchange contracts discussed above.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount”, which, each business day, is valued to determine each party’s obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Short Sales — If the Portfolio engages in a short sale, an amount equal to the proceeds received by the Portfolio are reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market daily to reflect the market value of the short sale. The Portfolio maintains a segregated account of securities as collateral for the liability related to the short sale.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities, if any, are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

ENTERPRISE Accumulation Trust

15

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at the following annual rate: 0.55%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2003, the Portfolio paid MONY Life Insurance Company $10,985 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 0.65%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $5,290,000 in the Portfolio at June 30, 2003.

For the six months ended June 30, 2003, the Portfolio paid no brokerage commissions to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
$46,258,735	$67,610,517	$18,154,400	$13,853,594

Transactions in options written for the six months ended June 30, 2003, were as follows:

	Number of Contracts/Notional Amounts	Premiums Received
Outstanding put and call options written at December 31, 2002	7,100,043	$95,495
Call options written	20	14,008
Call swap options written	1,600,000	24,576
Call options expired	(18)	(10,339)
Call swap options closed	(3,000,000)	(27,880)
Put options written	18	5,433
Put options expired	(61)	(29,333)
Put swap options expired	(1,400,000)	(12,950)

Outstanding put and call options written at June 30, 2003	4,300,002	$59,010

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. There was no securities lending activity at June 30, 2003.

ENTERPRISE Accumulation Trust

16

Notes to Financial Statements — (Continued)

June 30, 2003 (Unaudited)

6. Borrowings

The Trust, and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2003.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, net operating losses, losses deferred due to wash sale and investments in passive foreign investment companies.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
$66,917,813	$928,884	$(134,164)	$794,720

ENTERPRISE Accumulation Trust

17

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz (79) Atlanta, GA	Trustee and Audit Committee Member	9	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire (84) Atlanta, GA	Trustee and Audit Committee Chairman	9	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. (63) Atlanta, GA	Trustee	9	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope (69) Macon, GA	Trustee and Audit Committee Member	9	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn (54) Atlanta, GA	Chairman, President & Chief Executive Officer, Trustee	9	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth (57) New York, NY	Trustee	9	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti (51) New York, NY	Trustee	9	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff (39) Atlanta, GA	Vice President and Chief Financial Officer	8	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson (51) Atlanta, GA	Treasurer and Assistant Secretary	9	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan (47) Atlanta, GA	Secretary	9	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

The Enterprise Accumulation Trust Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-432-4320.

ENTERPRISE Accumulation Trust

18

Enterprise Accumulation Trust

TOTAL RETURN PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

19

Item 2.    Code of Ethics.

Not applicable for semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Items 5-6.    [Reserved]

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

(a) The registrant’s president/chief executive officer and vp/chief financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s president/chief executive officer and vp/chief financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.    Exhibits.

(a	)	(1)	Not required at this time.

(a	)	(2)	Separate certifications by the registrant’s president/chief executive officer and vp/chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2)(a) under the Investment Company Act of 1940, are attached.

(b	)		A certification by the registrant’s president/chief executive officer and vp/chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enterprise Accumulation Trust

By:	/s/ Victor Ugolyn
Name: Victor Ugolyn
Title: President/Chief Executive Officer
Date: August 20, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Victor Ugolyn
Name: Victor Ugolyn
Title: President/Chief Executive Officer
Date: August 20, 2003

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff
Title: VP/Chief Financial Officer
Date: August 20, 2003